UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Tidal Trust II
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700
Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

Defiance 2X Daily Long Pure Quantum ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance 2X Daily Long Pure Quantum ETF

Ticker : QPUX (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance 2X Daily Long Pure Quantum ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/qpux. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance 2X Daily Long Pure Quantum ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance 2X Daily Long Pure Quantum ETF	$53	1.29%*
*	Costs paid as a percentage of $10,000 is an annualized figure. The Fund commenced operations on August 6, 2025. Expenses for a full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$50,708
Number of Holdings	10
Total Advisory Fee	$49,302
Portfolio Turnover	0%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	4.1
D-Wave Quantam, Inc. Swap; Maturity Date: 09/08/2026	1.9
Rigetti Computing, Inc. Swap; Maturity Date: 09/08/2026	1.7
First American Government Obligations Fund - Class X, 4.03%	1.6
Quantum Computing, Inc. Swap; Maturity Date: 09/08/2026	1.4
Ionq, Inc. Swap; Maturity Date: 09/08/2026	1.3
Rigetti Computing, Inc. Swap; Maturity Date: 09/15/2026	0.0
D-Wave Quantam, Inc. Swap; Maturity Date: 09/15/2026	0.0
Quantum Computing, Inc. Swap; Maturity Date: 11/23/2027	0.0
Ionq, Inc. Swap; Maturity Date: 11/23/2027	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/qpux.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long ANET ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Long ANET ETF

Ticker : ANEL (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long ANET ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/anel. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long ANET ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long Anet ETF	$24	1.30%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on September 3, 2025. Expenses for the full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$7,922
Number of Holdings	5
Total Advisory Fee	$10,805
Portfolio Turnover	272%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	13.0
Arista Networks, Inc. Swap; Maturity Date: 09/15/2028	7.8
Arista Networks, Inc. Swap; Maturity Date: 09/08/2028	6.7
First American Government Obligations Fund - Class X, 4.03%	2.4
Arista Networks, Inc. Swap; Maturity Date: 01/11/2028	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/anel.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long AVAV ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Long AVAV ETF

Ticker : AVXX (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long AVAV ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/avxx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long AVAV ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long AVAV ETF	$2	0.92%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on October 23, 2025. Expenses for the full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$818
Number of Holdings	4
Total Advisory Fee	$174
Portfolio Turnover	0%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

*

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

*	Less than 0.05% of net assets

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	6.1
First American Government Obligations Fund - Class X, 4.03%	2.1
AeroViroment, Inc., Swap; Maturity Date: 10/30/2028	0.0*
AeroViroment, Inc., Swap; Maturity Date: 12/07/2027	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

*	Less than 0.05% of net assets

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/avxx.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long AVGO ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Long AVGO ETF

Ticker : AVGX (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long AVGO ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/avgx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long AVGO ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long AVGO ETF	$136	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$143,795
Number of Holdings	8
Total Advisory Fee	$680,226
Portfolio Turnover	34,201%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	11.6
Broadcom, Inc. Swap; Maturity Date: 09/08/2028	11.3
Broadcom, Inc. Swap; Maturity Date: 01/20/2026	7.8
Broadcom, Inc. Swap; Maturity Date: 05/29/2026	6.4
First American Government Obligations Fund - Class X, 4.03%	4.0
Broadcom, Inc. Swap; Maturity Date: 11/10/2025	4.0
Broadcom, Inc. Swap; Maturity Date: 10/03/2028	0.5
Broadcom, Inc. Swap; Maturity Date: 12/14/2027	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/avgx.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long CVNA ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Long CVNA ETF

Ticker : CVNX (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long CVNA ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/cvnx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long CVNA ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long CVNA ETF	$48	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on May 28, 2025. Expenses for the full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$4,385
Number of Holdings	6
Total Advisory Fee	$11,200
Portfolio Turnover	16,967%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	15.5
First American Government Obligations Fund - Class X, 4.03%	1.2
Carvana Co. Swap; Maturity Date: 09/08/2028	0.3
Carvana Co. Swap; Maturity Date: 07/30/2026	0.2
Carvana Co. Swap; Maturity Date: 06/29/2026	0.1
Carvana Co. Swap; Maturity Date: 11/16/2027	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/cvnx.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long DKNG ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Long DKNG ETF

Ticker : DKNX (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long DKNG ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/dknx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long DKNG ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long DKNG ETF	$32	1.33%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on June 30, 2025. Expenses for the full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$7,238
Number of Holdings	5
Total Advisory Fee	$8,954
Portfolio Turnover	1,984%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	10.7
First American Government Obligations Fund - Class X, 4.03%	2.1
DraftKings, Inc. Swap; Maturity Date: 08/31/2026	1.2
DraftKings, Inc. Swap; Maturity Date: 09/07/2026	1.0
DraftKings, Inc. Swap; Maturity Date: 09/18/2028	0.7

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/dknx.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long HIMS ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Long HIMS ETF

Ticker : HIMZ (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long HIMS ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/himz. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long HIMS ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long HIMS ETF	$60	1.31%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$200,485
Number of Holdings	7
Total Advisory Fee	$811,223
Portfolio Turnover	33,431%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	13.2
Hims & Hers Health, Inc. Swap; Maturity Date: 09/30/2026	1.9
Hims & Hers Health, Inc. Swap; Maturity Date: 10/02/2026	1.3
Hims & Hers Health, Inc. Swap; Maturity Date: 09/08/2028	0.9
Hims & Hers Health, Inc. Swap; Maturity Date: 09/18/2028	0.7
First American Government Obligations Fund - Class X, 4.03%	0.2
Hims & Hers Health, Inc. Swap; Maturity Date: 01/11/2028	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/himz.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long HOOD ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Long HOOD ETF

Ticker : HOOX (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long HOOD ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/hoox. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long HOOD ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long HOOD ETF	$254	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$29,525
Number of Holdings	8
Total Advisory Fee	$122,697
Portfolio Turnover	32,932%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
Robinhood Markets, Inc. Swap; Maturity Date: 04/19/2026	9.4
Robinhood Markets, Inc., Swap; Maturity Date: 07/30/2026	9.3
Robinhood Markets, Inc. Swap; Maturity Date: 09/30/2026	7.1
United States Treasury Bills	5.9
Robinhood Markets, Inc. Swap; Maturity Date: 09/08/2028	5.0
Robinhood Markets, Inc. - Class A	3.6
First American Government Obligations Fund - Class X, 4.03%	2.5
Robinhood Markets, Inc. Swap; Maturity Date: 11/16/2027	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/hoox.

Material Fund Changes

On December 2, 2025, the Fund effected a 4:1 forward stock split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long IONQ ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Long IONQ ETF

Ticker : IONX (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long IONQ ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/ionx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long IONQ ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long IONQ ETF	$138	1.35%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$225,885
Number of Holdings	10
Total Advisory Fee	$634,668
Portfolio Turnover	32,862%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
IonQ, Inc. Swap; Maturity Date: 04/12/2026	8.5
IonQ, Inc. Swap; Maturity Date: 06/30/2026	6.5
United States Treasury Bills	6.0
IonQ, Inc. Swap; Maturity Date: 09/08/2028	5.2
IonQ, Inc. Swap; Maturity Date: 09/18/2028	3.3
IonQ, Inc.	3.2
IonQ, Inc. Swap; Maturity Date: 09/15/2028	1.3
First American Government Obligations Fund - Class X, 4.03%	0.9
IonQ, Inc. Swap; Maturity Date: 10/03/2028	0.0*
IonQ, Inc. Swap; Maturity Date: 11/23/2027	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

*	Less than 0.05% of net assets

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/ionx.

Material Fund Changes

On December 2, 2025, the Fund effected a 2:1 forward stock split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long IREN ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Long IREN ETF

Ticker : IRE (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long IREN ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/ire. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long IREN ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long IREN ETF	$4	1.30%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on October 20, 2025. Expenses for the full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$110,604
Number of Holdings	7
Total Advisory Fee	$13,555
Portfolio Turnover	0%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	9.2
IREN Limited Swap; Maturity Date: 11/01/2028	1.8
IREN Limited Swap; Maturity Date: 10/20/2028	1.7
IREN Limited	0.3
IREN Limited Swap; Maturity Date: 10/30/2028	0.3
First American Government Obligations Fund - Class X, 4.03%	0.1
IREN Limited Swap; Maturity Date: 11/23/2027	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/ire.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long JPM ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Long JPM ETF

Ticker : JPX (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long JPM ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/jpx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long JPM ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long JPM ETF	$37	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on July 23, 2025. Expenses for the full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$2,776
Number of Holdings	5
Total Advisory Fee	$6,611
Portfolio Turnover	1,292%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	31.1
JP Morgan Chase & Co. Swap; Maturity Date: 09/18/2028	4.4
JP Morgan Chase & Co.	1.7
First American Government Obligations Fund - Class X, 4.03%	0.8
JP Morgan Chase & Co. Swap; Maturity Date: 09/15/2026	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/jpx.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long LLY ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Long LLY ETF

Ticker : LLYX (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long LLY ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/llyx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long LLY ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long LLY ETF	$58	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$56,391
Number of Holdings	8
Total Advisory Fee	$344,108
Portfolio Turnover	6,730%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
Eli Lilly & Co. Swap; Maturity Date: 08/03/2026	16.1
United States Treasury Bills	16.0
Eli Lilly & Co. Swap; Maturity Date: 09/08/2028	10.4
Eli Lilly & Co. Swap; Maturity Date: 10/02/2026	5.8
First American Government Obligations Fund - Class X, 4.03%	1.3
Eli Lilly & Co. Swap; Maturity Date: 10/30/2026	0.3
Eli Lilly & Co. Swap; Maturity Date: 10/16/2028	0.2
Eli Lilly & Co. Swap; Maturity Date: 10/13/2026	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/llyx.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long LMND ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Long LMND ETF

Ticker : LMNX (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long LMND ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/lmnx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long LMND ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long LMND ETF	$8	1.51%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on October 15, 2025. Expenses for the full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$1,755
Number of Holdings	6
Total Advisory Fee	$648
Portfolio Turnover	43%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
Lemonade, Inc. Swap; Maturity Date: 09/08/2028	24.4
First American Government Obligations Fund - Class X, 4.03%	10.9
United States Treasury Bills	3.7
Lemonade, Inc.	2.4
Lemonade, Inc. Swap; Maturity Date: 10/23/2028	1.0
Lemonade, Inc. Swap; Maturity Date: 01/04/2028	0.0*

Percentages for swap contracts are based unrealized appreciation (depreciation).

*	Less than 0.05% of net assets

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/lmnx.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long MP ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Long MP ETF

Ticker : MPL (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long MP ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/mpl. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long MP ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long MP ETF	$7	3.06%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on October 20, 2025. Expenses for the full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$7,391
Number of Holdings	5
Total Advisory Fee	$1,275
Portfolio Turnover	0%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	5.1
First American Government Obligations Fund - Class X, 4.03%	0.3
MP Materials Corp. Swap; Maturity Date: 11/01/2028	-2.0
MP Materials Corp. Swap; Maturity Date: 10/26/2028	-1.4
MP Materials Corp. Swap; Maturity Date: 11/23/2027	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/mpl.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long MSTR ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Long MSTR ETF

Ticker : MSTX (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long MSTR ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/mstx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long MSTR ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long MSTR ETF	$44	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$582,042
Number of Holdings	7
Total Advisory Fee	$6,911,811
Portfolio Turnover	3,157%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	13.9
Microstrategy, Inc. Swap; Maturity Date: 10/05/2026	2.7
Microstrategy, Inc. Swap; Maturity Date: 09/25/2028	2.4
Dreyfus Government Cash Management - Institutional Class, 4.00%	1.4
First American Government Obligations Fund - Class X, 4.03%	0.1
Microstrategy, Inc. Swap; Maturity Date: 11/09/2027	0.0
Microstrategy, Inc. Swap; Maturity Date: 09/30/2026	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/mstx.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long NVO ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Long NVO ETF

Ticker : NVOX (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long NVO ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/nvox. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long NVO ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long NVO ETF	$47	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$82,018
Number of Holdings	8
Total Advisory Fee	$288,716
Portfolio Turnover	1,504%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	14.8
Novo Nordisk AS - ADR	2.2
Novo Nordisk AS Swap; Maturity Date: 10/06/2026	-1.5
Novo Nordisk AS Swap; Maturity Date: 01/12/2026	-0.6
Novo Nordisk AS Swap; Maturity Date: 09/08/2028	-0.5
Novo Nordisk AS Swap; Maturity Date: 09/25/2026	-0.2
First American Government Obligations Fund - Class X, 4.03%	0.0*
Novo Nordisk AS Swap; Maturity Date: 08/25/2026	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

*	Less than 0.05% of net assets

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/nvox.

Material Fund Changes

On December 2, 2025, the Fund effected a 1:8 reverse stock split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long OKLO ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Long OKLO ETF

Ticker : OKLL (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long OKLO ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/okll. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long OKLO ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long OKLO ETF	$129	1.53%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on June 23, 2025. Expenses for the full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$204,048
Number of Holdings	9
Total Advisory Fee	$405,539
Portfolio Turnover	55,683%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
Oklo, Inc. Swap; Maturity Date: 07/24/2026	20.1
United States Treasury Bills	10.9
Oklo, Inc. Swap; Maturity Date: 09/23/2026	4.2
Oklo, Inc.	3.0
Oklo, Inc. Swap; Maturity Date: 09/18/2028	2.3
Oklo, Inc. Swap; Maturity Date: 09/18/2028	0.6
Oklo, Inc. Swap; Maturity Date: 10/03/2028	0.0*
First American Government Obligations Fund - Class X, 4.03%	0.0*
Oklo, Inc. Swap; Maturity Date: 01/25/2028	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

*	Less than 0.05% of net assets

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/okll.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long ORCL ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Long ORCL ETF

Ticker : ORCX (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long ORCL ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/orcx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long ORCL ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long ORCL ETF	$123	1.31%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$246,092
Number of Holdings	7
Total Advisory Fee	$533,449
Portfolio Turnover	1,829%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	9.3
Oracle Corp. Swap; Maturity Date: 03/09/2026	1.9
Oracle Corp. Swap; Maturity Date: 07/30/2026	1.1
Oracle Corp. Swap; Maturity Date: 03/13/2026	0.4
First American Government Obligations Fund - Class X, 4.03%	0.0*
Oracle Corp. Swap; Maturity Date: 09/30/2026	0.0
Oracle Corp. Swap; Maturity Date: 01/04/2028	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

*	Less than 0.05% of net assets

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/orcx.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long OSCR ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Long OSCR ETF

Ticker : OSCX (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long OSCR ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/oscx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long OSCR ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long OSCR ETF	$13	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on September 24, 2025. Expenses for the full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$8,206
Number of Holdings	5
Total Advisory Fee	$7,167
Portfolio Turnover	6,599%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	7.5
Oscar Health, Inc. Swap; Maturity Date: 09/29/2028	-0.4
Oscar Health, Inc. Swap; Maturity Date: 10/03/2028	-0.3
First American Government Obligations Fund - Class X, 4.03%	0.2
Oscar Health, Inc. Swap; Maturity Date: 11/09/2027	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/oscx.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long PM ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Long PM ETF

Ticker : XPM (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long PM ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/xpm. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long PM ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long PM ETF	$19	1.34%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on September 3, 2025. Expenses for the full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$463
Number of Holdings	5
Total Advisory Fee	$1,693
Portfolio Turnover	8,609%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	8.6
Philip Morris International, Inc. Swap; Maturity Date: 10/05/2026	-8.2
First American Government Obligations Fund - Class X, 4.03%	2.3
Philip Morris International, Inc. Swap; Maturity Date: 10/30/2028	-0.1
Philip Morris International, Inc. Swap; Maturity Date: 10/13/2026	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/xpm.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long QS ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Long QS ETF

Ticker : QSU (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long QS ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/qsu. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long QS ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long QS ETF	$5	1.30%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on October 20, 2025. Expenses for the full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$9,909
Number of Holdings	6
Total Advisory Fee	$1,031
Portfolio Turnover	0%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
QuantamScape Corp. Swap; Maturity Date: 10/20/2028	13.7
QuantamScape Corp. Swap; Maturity Date: 11/01/2028	8.6
QuantamScape Corp. Swap; Maturity Date: 10/30/2028	7.1
United States Treasury Bills	5.0
QuantamScape Corp. Swap; Maturity Date: 01/04/2028	3.3
First American Government Obligations Fund - Class X, 4.03%	1.4

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/qsu.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long RGTI ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Long RGTI ETF

Ticker : RGTX (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long RGTI ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/rgtx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long RGTI ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long RGTI ETF	$483	1.55%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$147,455
Number of Holdings	8
Total Advisory Fee	$428,222
Portfolio Turnover	118,871%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
Rigetti Computing, Inc. Swap; Maturity Date: 05/01/2026	26.4
Rigetti Computing, Inc. Swap; Maturity Date: 09/08/2028	23.3
Rigetti Computing, Inc. Swap; Maturity Date: 06/30/2026	9.7
United States Treasury Bills	7.2
Rigetti Computing, Inc. Swap; Maturity Date: 09/15/2028	5.2
Rigetti Computing, Inc. Swap; Maturity Date: 09/18/2028	3.1
First American Government Obligations Fund - Class X, 4.03%	0.1
Rigetti Computing, Inc. Swap; Maturity Date: 08/18/2026	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/rgtx.

Material Fund Changes

On December 2, 2025, the Fund effected a 4:1 forward stock split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long RIOT ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Long RIOT ETF

Ticker : RIOX (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long RIOT ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/riox. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long RIOT ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long RIOT ETF	$169	1.18%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$42,098
Number of Holdings	9
Total Advisory Fee	$159,595
Portfolio Turnover	34,085%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
Riot Platforms, Inc. Swap; Maturity Date: 09/08/2028	34.3
Riot Platforms, Inc. Swap; Maturity Date: 02/03/2026	13.9
United States Treasury Bills	5.8
Riot Platforms, Inc.	2.8
Riot Platforms, Inc. Swap; Maturity Date: 08/31/2026	-0.6
First American Government Obligations Fund - Class X, 4.03%	0.4
Riot Platforms, Inc. Swap; Maturity Date: 09/18/2028	0.2
Riot Platforms, Inc. Swap; Maturity Date: 11/16/2027	0.0
Riot Platforms, Inc. Swap; Maturity Date: 09/22/2026	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/riox.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long RKLB ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Long RKLB ETF

Ticker : RKLX (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long RKLB ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/rklx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long RKLB ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long RKLB ETF	$213	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$107,430
Number of Holdings	9
Total Advisory Fee	$441,023
Portfolio Turnover	69,322%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
Rocket Lab USA, Inc. Swap; Maturity Date: 04/13/2026	24.6
Rocket Lab USA, Inc. Swap; Maturity Date: 09/21/2026	11.3
United States Treasury Bills	8.3
Rocket Lab USA, Inc. Swap; Maturity Date: 09/18/2026	3.1
Rocket Lab USA, Inc. Swap; Maturity Date: 09/15/2028	2.1
Rocket Lab USA, Inc.	1.9
First American Government Obligations Fund - Class X, 4.03%	0.9
Rocket Lab USA, Inc. Swap; Maturity Date: 09/30/2026	0.0
Rocket Lab USA, Inc. Swap; Maturity Date: 08/25/2026	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/rklx.

Material Fund Changes

On December 2, 2025, the Fund effected a 3:1 forward stock split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long SMCI ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Long SMCI ETF

Ticker : SMCX (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long SMCI ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/smcx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long SMCI ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long SMCI ETF	$90	1.31%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$239,918
Number of Holdings	10
Total Advisory Fee	$1,927,940
Portfolio Turnover	8,386%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
Super Micro Computer, Inc. Swap: Maturity Date: 03/10/2026	23.8
Super Micro Computer, Inc. Swap: Maturity Date: 09/08/2028	12.1
United States Treasury Bills	10.7
Super Micro Computer, Inc. Swap: Maturity Date: 09/18/2028	2.5
Super Micro Computer, Inc. Swap: Maturity Date: 09/30/2026	2.2
Super Micro Computer, Inc. Swap: Maturity Date: 10/06/2026	2.1
First American Government Obligations Fund - Class X, 4.03%	0.5
Dreyfus Government Cash Management - Class Institutional, 4.00%	0.1
Super Micro Computer, Inc.	0.0*
Super Micro Computer, Inc. Swap: Maturity Date: 12/14/2025	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

*	Less than 0.05% of net assets

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/smcx.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long SOFI ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Long SOFI ETF

Ticker : SOFX (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long SOFI ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/sofx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long SOFI ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long SOFI ETF	$179	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$102,820
Number of Holdings	8
Total Advisory Fee	$383,921
Portfolio Turnover	72,985%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
SoFi Technologies, Inc. Swap; Maturity Date: 09/08/2028	18.7
United States Treasury Bills	15.2
SoFi Technologies, Inc. Swap; Maturity Date: 07/30/2026	8.2
SoFi Technologies, Inc. Swap; Maturity Date: 02/16/2026	6.3
SoFi Technologies, Inc. Swap; Maturity Date: 09/18/2028	6.1
SoFi Technologies, Inc. Swap; Maturity Date: 09/30/2026	0.6
First American Government Obligations Fund - Class X, 4.03%	0.3
SoFi Technologies, Inc. Swap; Maturity Date: 09/22/2026	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/sofx.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long SOUN ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Long SOUN ETF

Ticker : SOUX (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long SOUN ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/soux. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long SOUN ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long SOUN ETF	$79	1.30%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on June 23, 2025. Expenses for the full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$38,067
Number of Holdings	8
Total Advisory Fee	$98,380
Portfolio Turnover	40,021%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
Soundhound AI, Inc. Swap; Maturity Date: 07/24/2026	11.2
Soundhound AI, Inc. Swap; Maturity Date: 09/08/2028	8.1
United States Treasury Bills	7.0
Soundhound AI, Inc. Swap; Maturity Date: 09/21/2026	4.2
Soundhound AI, Inc.	2.3
Soundhound AI, Inc. Swap; Maturity Date: 09/18/2028	2.0
First American Government Obligations Fund - Class X, 4.03%	0.0*
Soundhound AI, Inc. Swap; Maturity Date: 09/08/2026	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

*	Less than 0.05% of net assets

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/soux.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long VST ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Long VST ETF

Ticker : VSTL (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long VST ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/vstl. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long VST ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long VST ETF	$35	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on July 21, 2025. Expenses for the full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$6,682
Number of Holdings	6
Total Advisory Fee	$12,777
Portfolio Turnover	1,452%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	20.3
First American Government Obligations Fund - Class X, 4.03%	8.4
Vistra Corp.	2.3
Vistra Corp. Swap; Maturity Date: 10/02/2026	0.5
Vistra Corp. Swap; Maturity Date: 09/21/2026	0.3
Vistra Corp. Swap; Maturity Date: 08/25/2026	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/vstl.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Short IONQ ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Short IONQ ETF

Ticker : IONZ (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Short IONQ ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/ionz. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short IONQ ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short IONQ ETF	$27	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on June 23, 2025. Expenses for the full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$44,202
Number of Holdings	6
Total Advisory Fee	$168,415
Portfolio Turnover	0%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	10.7
Ionq, Inc. Swap; Maturity Date: 09/08/2028	-4.7
Ionq, Inc. Swap; Maturity Date: 09/25/2026	-2.2
Ionq, Inc. Swap; Maturity Date: 09/28/2026	1.7
First American Government Obligations Fund - Class X, 4.03%	0.9
Ionq, Inc. Swap; Maturity Date: 11/16/2027	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/ionz.

Material Fund Changes

On December 2, 2025, the Fund effected a 1:6 reverse stock split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Short LLY ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Short LLY ETF

Ticker : LLYZ (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Short LLY ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/llyz. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short LLY ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short LLY ETF	$18	1.31%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on September 2, 2025. Expenses for the full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$1,381
Number of Holdings	5
Total Advisory Fee	$2,568
Portfolio Turnover	0%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	22.8
First American Government Obligations Fund - Class X, 4.03%	3.1
Eli Lilly & Co. Swap: Maturity Date: 01/04/2028	-0.4
Eli Lilly & Co. Swap: Maturity Date: 10/02/2026	-2.4
Eli Lilly & Co. Swap: Maturity Date: 09/08/2028	-3.5

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/llyz.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Short MSTR ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Short MSTR ETF

Ticker : SMST (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Short MSTR ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/smst. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short MSTR ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short MSTR ETF	$72	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$21,493
Number of Holdings	4
Total Advisory Fee	$220,727
Portfolio Turnover	0%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	11.7
MicroStrategy, Inc. Swap; Maturity Date: 09/25/2026	3.7
MicroStrategy, Inc. Swap; Maturity Date: 02/17/2026	3.0
First American Government Obligations Fund - Class X, 4.03%	0.6

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/smst.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Short PLTR ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Short PLTR ETF

Ticker : PLTZ (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Short PLTR ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/pltz. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short PLTR ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short PLTR ETF	$33	1.28%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on June 5, 2025. Expenses for the full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$68,623
Number of Holdings	5
Total Advisory Fee	$231,469
Portfolio Turnover	0%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	22.2
Palantir Technologies, Inc. Swap; Maturity Date: 09/21/2026	-1.2
Palantir Technologies, Inc. Swap; Maturity Date: 10/05/2026	-1.0
First American Government Obligations Fund - Class X, 4.03%	0.3
Palantir Technologies, Inc. Swap; Maturity Date: 03/10/2026	0.0*

Percentages for swap contracts are based unrealized appreciation (depreciation).

*	Less than -0.05% of net assets

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/pltz.

Material Fund Changes

On December 2, 2025, the Fund effected a 1:4 reverse stock split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Short QBTS ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Short QBTS ETF

Ticker : QBTZ (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Short QBTS ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/qbtz. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short QBTS ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short QBTS ETF	$7	1.32%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on October 6, 2025. Expenses for the full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$37,397
Number of Holdings	5
Total Advisory Fee	$17,176
Portfolio Turnover	0%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
MicroStrategy, Inc. Swap; Maturity Date: 10/10/2028	-11.9
First American Government Obligations Fund - Class X, 4.03%	6.1
United States Treasury Bills	4.4
MicroStrategy, Inc. Swap; Maturity Date: 09/08/2028	-0.9
MicroStrategy, Inc. Swap; Maturity Date: 11/16/2027	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/qbtz.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Short RGTI ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Short RGTI ETF

Ticker : RGTZ (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Short RGTI ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/rgtz. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short RGTI ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short RGTI ETF	$7	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on October 8, 2025. Expenses for the full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$77,864
Number of Holdings	6
Total Advisory Fee	$67,055
Portfolio Turnover	0%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
Rigetti Computing, Inc. Swap; Maturity Date: 10/13/2028	-17.1
United States Treasury Bills	23.8
Rigetti Computing, Inc. Swap; Maturity Date: 10/10/2028	-2.0
First American Government Obligations Fund - Class X, 4.03%	0.3
Rigetti Computing, Inc. Swap; Maturity Date: 09/08/2028	-1.0
Rigetti Computing, Inc. Swap; Maturity Date: 11/16/2027	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/rgtz.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Short SMCI ETF Tailored Shareholder Report

Semi-annual shareholder report October 31, 2025

Defiance Daily Target 2X Short SMCI ETF

Ticker : SMCZ (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Short SMCI ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/smcz. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short SMCI ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short SMCI ETF	$38	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$5,938
Number of Holdings	5
Total Advisory Fee	$78,258
Portfolio Turnover	0%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	12.9
Super Micro Computer, Inc. Swap; Maturity Date: 09/21/2026	7.9
Super Micro Computer, Inc. Swap; Maturity Date: 09/25/2026	0.9
First American Government Obligations Fund - Class X, 4.03%	0.5
Super Micro Computer, Inc. Swap; Maturity Date: 09/21/2026*	-0.4

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/smcz.

Material Fund Changes

On November 28, 2025, the Fund effected a 1:8 reverse stock split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

October 31, 2025 (Unaudited)

Tidal Trust II
● Defiance 2X Daily Long Pure Quantum ETF	| QPUX	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Long ANET ETF	| ANEL	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Long AVAV ETF	| AVXX	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Long AVGO ETF	| AVGX	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Long CVNA ETF	| CVNX	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Long DKNG ETF	| DKNX	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Long HIMS ETF	| HIMZ	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Long HOOD ETF	| HOOX	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Long IONQ ETF	| IONX	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Long IREN ETF	| IRE	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Long JPM ETF	| JPX	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Long LLY ETF	| LLYX	| NYSE Arca, Inc.
● Defiance Daily Target 2X Long LMND ETF	| LMNX	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Long MP ETF	| MPL	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Long MSTR ETF	| MSTX	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Long NVO ETF	| NVOX	| NYSE Arca, Inc.
● Defiance Daily Target 2X Long OKLO ETF	| OKLL	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Long ORCL ETF	| ORCX	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Long OSCR ETF	| OSCX	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Long PM ETF	| XPM	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Long QS ETF	| QSU	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Long RGTI ETF	| RGTX	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Long RIOT ETF	| RIOX	| NYSE Arca, Inc.
● Defiance Daily Target 2X Long RKLB ETF	| RKLX	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Long SMCI ETF	| SMCX	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Long SOFI ETF	| SOFX	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Long SOUN ETF	| SOUX	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Long VST ETF	| VSTL	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Short IONQ ETF	| IONZ	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Short LLY ETF	| LLYZ	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Short MSTR ETF	| SMST	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Short PLTR ETF	| PLTZ	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Short QBTS ETF	| QBTZ	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Short RGTI ETF	| RGTZ	| The Nasdaq Stock Market, LLC
● Defiance Daily Target 2X Short SMCI ETF	| SMCZ	| The Nasdaq Stock Market, LLC

Defiance ETFs

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

Defiance 2X Daily Long Pure Quantum ETF

Schedule of Investments

U.S. TREASURY BILLS - 4.1%	Principal	Value
3.93%, 11/20/2025 (a)(b)	$2,075,000	$2,071,208
TOTAL U.S. TREASURY BILLS (Cost $2,070,704)		2,071,208

MONEY MARKET FUNDS - 1.6%	Shares
First American Government Obligations Fund - Class X, 4.03% (c)	823,899	823,899
TOTAL MONEY MARKET FUNDS (Cost $823,899)		823,899

TOTAL INVESTMENTS - 5.7% (Cost $2,894,603)		$2,895,107
Other Assets in Excess of Liabilities - 94.3%		47,813,079
TOTAL NET ASSETS - 100.0%		$50,708,186

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of October 31, 2025.

(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $2,071,182.

(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Defiance 2X Daily Long Pure Quantum ETF

Schedule of Total Return Swap Contracts

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
D-Wave Quantum, Inc.	Clear Street LLC	Receive	OBFR + 6.25%	Termination(a)	09/15/2026	$21,255,985	$-
D-Wave Quantum, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Monthly(b)	09/08/2026	3,966,977	942,424
IonQ, Inc.	Clear Street LLC	Receive	OBFR + 3.50%	Termination(a)	11/23/2027	19,146,231	-
IonQ, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Monthly(b)	09/08/2026	6,162,458	648,527
Quantum Computing, Inc.	Clear Street LLC	Receive	OBFR + 12.00%	Termination(a)	11/23/2027	18,463,882	-
Quantum Computing, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Monthly(b)	09/08/2026	6,855,912	705,048
Rigetti Computing, Inc.	Clear Street LLC	Receive	OBFR + 13.00%	Termination(a)	09/15/2026	20,293,147	-
Rigetti Computing, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Monthly(b)	09/08/2026	5,129,211	880,066
Net Unrealized Appreciation (Depreciation)							$3,176,065

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(b)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

1
The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

Defiance Daily Target 2X Long ANET ETF

Schedule of Investments

U.S. TREASURY BILLS - 13.0%	Principal	Value
3.94%, 11/20/2025 (a)(b)	$1,030,000	$1,028,117
TOTAL U.S. TREASURY BILLS (Cost $1,027,865)		1,028,117

MONEY MARKET FUNDS - 2.4%	Shares
First American Government Obligations Fund - Class X, 4.03% (c)	190,760	190,760
TOTAL MONEY MARKET FUNDS (Cost $190,760)		190,760

TOTAL INVESTMENTS - 15.4% (Cost $1,218,625)		$1,218,877
Other Assets in Excess of Liabilities - 84.6%		6,702,668
TOTAL NET ASSETS - 100.0%		$7,921,545

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of October 31, 2025.

(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $1,028,105.

(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Defiance Daily Target 2X Long ANET ETF

Schedule of Total Return Swap Contracts

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Arista Networks, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 1.00%	Termination(a)	09/08/2028	$5,045,449	$526,993
Arista Networks, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination(b)	01/11/2028	5,299,961	-
Arista Networks, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Monthly(c)	09/15/2028	5,479,728	619,232
Net Unrealized Appreciation (Depreciation)							$1,146,225

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

2
The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

Defiance Daily Target 2X Long AVAV ETF

Schedule of Investments

U.S. TREASURY BILLS - 6.1%	Principal	Value
3.88%, 11/20/2025 (a)(b)	$50,000	$49,909
TOTAL U.S. TREASURY BILLS (Cost $49,898)		49,909

MONEY MARKET FUNDS - 2.1%	Shares
First American Government Obligations Fund - Class X, 4.03% (c)	17,245	17,245
TOTAL MONEY MARKET FUNDS (Cost $17,245)		17,245

TOTAL INVESTMENTS - 8.2% (Cost $67,143)		$67,154
Other Assets in Excess of Liabilities - 91.8%		750,860
TOTAL NET ASSETS - 100.0%		$818,014

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of October 31, 2025.

(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $49,909.

(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Defiance Daily Target 2X Long AVAV ETF

Schedule of Total Return Swap Contracts

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
AeroVironment, Inc.	Clear Street LLC	Receive	OBFR + 2.50%	Termination(a)	12/07/2027	$1,599,861	$-
AeroVironment, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.50%	Monthly(b)	10/30/2028	36,991	408
Net Unrealized Appreciation (Depreciation)							$408

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(b)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

3
The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

Defiance Daily Target 2X Long AVGO ETF

Schedule of Investments

U.S. TREASURY BILLS - 11.6%	Principal	Value
3.92%, 11/20/2025 (a)(b)	$16,750,000	$16,719,389
TOTAL U.S. TREASURY BILLS (Cost $16,715,397)		16,719,389

MONEY MARKET FUNDS - 4.0%	Shares
First American Government Obligations Fund - Class X, 4.03% (c)	5,752,533	5,752,533
TOTAL MONEY MARKET FUNDS (Cost $5,752,533)		5,752,533

TOTAL INVESTMENTS - 15.6% (Cost $22,467,930)		$22,471,922
Other Assets in Excess of Liabilities - 84.4%		121,323,385
TOTAL NET ASSETS - 100.0%		$143,795,307

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of October 31, 2025.

(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $14,750,000.

(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Defiance Daily Target 2X Long AVGO ETF

Schedule of Total Return Swap Contracts

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Broadcom, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 2.50%	Termination(a)	05/29/2026	$47,312,640	$9,133,210
Broadcom, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 3.00%	Termination(b)	09/08/2028	46,603,690	16,242,352
Broadcom, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination(a)	12/14/2027	47,657,505	-
Broadcom, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 2.00%	Monthly(c)	11/10/2025	48,975,975	5,716,791
Broadcom, Inc.	Morgan Stanley	Receive	OBFR + 4.50%	Termination(d)	10/03/2028	50,458,191	764,376
Broadcom, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 4.00%	Termination(d)	01/20/2026	46,758,195	11,219,432
Net Unrealized Appreciation (Depreciation)							$43,076,161

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

(d)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

4
The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

Defiance Daily Target 2X Long CVNA ETF

Schedule of Investments

U.S. TREASURY BILLS - 15.5%	Principal	Value
3.94%, 11/20/2025 (a)(b)	$679,000	$677,759
TOTAL U.S. TREASURY BILLS (Cost $677,593)		677,759

MONEY MARKET FUNDS - 1.2%	Shares
First American Government Obligations Fund - Class X, 4.03% (c)	53,317	53,317
TOTAL MONEY MARKET FUNDS (Cost $53,317)		53,317

TOTAL INVESTMENTS - 16.7% (Cost $730,910)		$731,076
Other Assets in Excess of Liabilities - 83.3%		3,654,142
TOTAL NET ASSETS - 100.0%		$4,385,218

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of October 31, 2025.

(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $224,586.

(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Defiance Daily Target 2X Long CVNA ETF

Schedule of Total Return Swap Contracts

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Carvana Co.	Cantor Fitzgerald & Co.	Receive	OBFR + 1.95%	Termination(a)	09/08/2028	$3,231,545	$13,659
Carvana Co.	Clear Street LLC	Receive	OBFR + 1.75%	Termination(b)	11/16/2027	2,737,402	-
Carvana Co.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Monthly(c)	06/29/2026	1,291,146	6,192
Carvana Co.	Nomura Securities International, Inc.	Receive	OBFR + 11.00%	Termination(d)	07/30/2026	1,578,681	7,571
Net Unrealized Appreciation (Depreciation)							$27,422

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

(d)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

5
The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

Defiance Daily Target 2X Long DKNG ETF

Schedule of Investments

U.S. TREASURY BILLS - 10.7%	Principal	Value
3.95%, 11/20/2025 (a)(b)	$775,000	$773,584
TOTAL U.S. TREASURY BILLS (Cost $773,391)		773,584

MONEY MARKET FUNDS - 2.1%	Shares
First American Government Obligations Fund - Class X, 4.03% (c)	149,894	149,894
TOTAL MONEY MARKET FUNDS (Cost $149,894)		149,894

TOTAL INVESTMENTS - 12.8% (Cost $923,285)		$923,478
Other Assets in Excess of Liabilities - 87.2%		6,315,006
TOTAL NET ASSETS - 100.0%		$7,238,484

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of October 31, 2025.

(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $149,724.

(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Defiance Daily Target 2X Long DKNG ETF

Schedule of Total Return Swap Contracts

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
DraftKings, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 1.00%	Termination(a)	09/07/2026	$4,833,189	$69,625
DraftKings, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.50%	Monthly(b)	09/18/2026	3,508,673	50,247
DraftKings, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 7.00%	Termination(c)	08/31/2026	6,122,680	90,069
Net Unrealized Appreciation (Depreciation)							$209,941

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(b)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

(c)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

6
The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

Defiance Daily Target 2X Long HIMS ETF

Schedule of Investments

U.S. TREASURY BILLS - 13.1%	Principal	Value
3.93%, 11/20/2025 (a)(b)	$26,425,000	$26,376,708
TOTAL U.S. TREASURY BILLS (Cost $26,372,746)		26,376,708

MONEY MARKET FUNDS - 0.2%	Shares
First American Government Obligations Fund - Class X, 4.03% (c)	334,821	334,821
TOTAL MONEY MARKET FUNDS (Cost $334,821)		334,821

TOTAL INVESTMENTS - 13.3% (Cost $26,707,567)		$26,711,529
Other Assets in Excess of Liabilities - 86.7%		173,773,373
TOTAL NET ASSETS - 100.0%		$200,484,902

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of October 31, 2025.

(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $2,994,480.

(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Defiance Daily Target 2X Long HIMS ETF

Schedule of Total Return Swap Contracts

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Hims & Hers Health, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 13.00%	Termination(a)	09/30/2026	$68,644,600	$3,815,350
Hims & Hers Health, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 15.00%	Termination(b)	09/08/2028	57,577,408	1,773,171
Hims & Hers Health, Inc.	Clear Street LLC	Receive	OBFR + 5.00%	Termination(a)	01/11/2028	120,391,718	-
Hims & Hers Health, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Monthly(c)	10/02/2026	107,842,212	2,651,823
Hims & Hers Health, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 17.50%	Termination(d)	09/18/2028	47,278,400	1,456,000
Net Unrealized Appreciation (Depreciation)							$9,696,344

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

(d)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

7
The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

Defiance Daily Target 2X Long HOOD ETF
Schedule of Investments

COMMON STOCKS - 3.6%	Shares	Value
Internet - 3.6% Robinhood Markets, Inc. - Class A (a)	7,182	$1,054,174
TOTAL COMMON STOCKS (Cost $907,708)		1,054,174

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 5.9%	Principal
3.93%, 11/20/2025 (b)(c)	$1,745,000	1,741,811
TOTAL U.S. TREASURY BILLS (Cost $1,741,389)		1,741,811

MONEY MARKET FUNDS - 2.5%	Shares
First American Government Obligations Fund - Class X, 4.03% (d)	739,901	739,901
TOTAL MONEY MARKET FUNDS (Cost $739,901)		739,901

TOTAL INVESTMENTS - 12.0% (Cost $3,388,998)		$3,535,886
Other Assets in Excess of Liabilities - 88.0%		25,988,779
TOTAL NET ASSETS - 100.0%		$29,524,665

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	The rate shown is the annualized yield as of October 31, 2025.

(c)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $249,540.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Defiance Daily Target 2X Long HOOD ETF

Schedule of Total Return Swap Contracts

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Robinhood Markets, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 6.00%	Termination(a)	09/30/2026	$16,145,800	$2,095,635
Robinhood Markets, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 7.00%	Termination(b)	09/08/2028	6,981,737	1,466,630
Robinhood Markets, Inc.	Clear Street LLC	Receive	OBFR + 3.50%	Termination(a)	11/16/2027	10,568,160	-
Robinhood Markets, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.50%	Monthly(c)	04/19/2026	11,221,037	2,779,841
Robinhood Markets, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 7.00%	Termination(d)	07/30/2026	13,063,420	2,739,800
Net Unrealized Appreciation (Depreciation)							$9,081,906

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

8
The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

(d)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

Defiance Daily Target 2X Long IONQ ETF

Schedule of Investments

COMMON STOCKS - 3.2%	Shares	Value
Software - 3.2% IonQ, Inc. (a)	114,162	$7,121,426
TOTAL COMMON STOCKS (Cost $6,978,659)		7,121,426

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 6.0%	Principal
3.92%, 11/20/2025 (b)(c)	$13,575,000	13,550,192
TOTAL U.S. TREASURY BILLS (Cost $13,546,985)		13,550,192

MONEY MARKET FUNDS - 0.9%	Shares
First American Government Obligations Fund - Class X, 4.03% (d)	2,044,792	2,044,792
TOTAL MONEY MARKET FUNDS (Cost $2,044,792)		2,044,792

TOTAL INVESTMENTS - 10.1% (Cost $22,570,436)		$22,716,410
Other Assets in Excess of Liabilities - 89.9%		203,168,261
TOTAL NET ASSETS - 100.0%		$225,884,671

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	The rate shown is the annualized yield as of October 31, 2025.

(c)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $1,497,240.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Defiance Daily Target 2X Long IONQ ETF

Schedule of Total Return Swap Contracts

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
IonQ, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 13.00%	Termination(a)	06/30/2026	$97,312,800	$14,762,825
IonQ, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 20.00%	Termination(b)	09/08/2028	56,416,285	11,776,704
IonQ, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 20.00%	Termination(b)	09/18/2028	66,746,600	7,415,100
IonQ, Inc.	Clear Street LLC	Receive	OBFR + 3.50%	Termination(a)	11/23/2027	132,629,736	-
IonQ, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 4.50%	Monthly(c)	04/12/2026	65,944,580	19,223,550
IonQ, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.50%	Monthly(c)	10/03/2028	311,900	34,650
IonQ, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 15.00%	Termination(d)	09/15/2028	24,952,000	2,772,000
Net Unrealized Appreciation (Depreciation)							$55,984,829

9
The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

(d)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

Defiance Daily Target 2X Long IREN ETF

Schedule of Investments

COMMON STOCKS - 0.3%	Shares	Value
Investment Companies - 0.3% IREN Ltd. (a)	5,443	$330,662
TOTAL COMMON STOCKS (Cost $300,481)		330,662

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 9.2%	Principal
3.91%, 11/20/2025 (b)(c)	$10,225,000	10,206,314
TOTAL U.S. TREASURY BILLS (Cost $10,205,137)		10,206,314

MONEY MARKET FUNDS - 0.1%	Shares
First American Government Obligations Fund - Class X, 4.03% (d)	58,173	58,173
TOTAL MONEY MARKET FUNDS (Cost $58,173)		58,173

TOTAL INVESTMENTS - 9.6% (Cost $10,563,791)		$10,595,149
Other Assets in Excess of Liabilities - 90.4%		100,008,775
TOTAL NET ASSETS - 100.0%		$110,603,924

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	The rate shown is the annualized yield as of October 31, 2025.

(c)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $648,804.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Defiance Daily Target 2X Long IREN ETF

Schedule of Total Return Swap Contracts

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
IREN Ltd.	Cantor Fitzgerald & Co.	Receive	OBFR + 30.00%	Termination(a)	11/01/2028	$65,187,180	$1,952,146
IREN Ltd.	Clear Street LLC	Receive	OBFR + 5.00%	Termination(b)	11/23/2027	69,132,832	-
IREN Ltd.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Monthly(c)	10/20/2028	67,371,750	1,916,018
IREN Ltd.	Nomura Securities International, Inc.	Receive	OBFR + 21.00%	Termination(d)	10/30/2028	18,832,500	373,668
Net Unrealized Appreciation (Depreciation)	$4,241,832

10
The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

(d)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

Defiance Daily Target 2X Long JPM ETF

Schedule of Investments

COMMON STOCKS - 1.7%	Shares	Value
Banks - 1.7% JPMorgan Chase & Co.	149	$46,357
TOTAL COMMON STOCKS (Cost $43,596)		46,357

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 31.1%	Principal
3.94%, 11/20/2025 (a)(b)	$865,000	863,419
TOTAL U.S. TREASURY BILLS (Cost $863,208)		863,419

MONEY MARKET FUNDS - 0.8%	Shares
First American Government Obligations Fund - Class X, 4.03% (c)	22,439	22,439
TOTAL MONEY MARKET FUNDS (Cost $22,439)		22,439

TOTAL INVESTMENTS - 33.6% (Cost $929,243)		$932,215
Other Assets in Excess of Liabilities - 66.4%		1,844,167
TOTAL NET ASSETS - 100.0%		$2,776,382

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of October 31, 2025.

(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $249,540.

(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Defiance Daily Target 2X Long JPM ETF

Schedule of Total Return Swap Contracts

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Clear Street LLC	Receive	OBFR + 1.25%	Termination(a)	09/15/2026	$3,066,710	$-
JPMorgan Chase & Co.	Marex Capital Markets, Inc.	Receive	OBFR + 1.50%	Monthly(b)	09/18/2026	2,437,625	121,512
Net Unrealized Appreciation (Depreciation)							$121,512

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

11
The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(b)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

Defiance Daily Target 2X Long LLY ETF

Schedule of Investments

U.S. TREASURY BILLS - 16.0%	Principal	Value
3.93%, 11/20/2025 (a)(b)	$9,050,000	$9,033,461
TOTAL U.S. TREASURY BILLS (Cost $9,031,269)		9,033,461

MONEY MARKET FUNDS - 1.3%	Shares
First American Government Obligations Fund - Class X, 4.03% (c)	705,273	705,273
TOTAL MONEY MARKET FUNDS (Cost $705,273)		705,273

TOTAL INVESTMENTS - 17.3% (Cost $9,736,542)		$9,738,734
Other Assets in Excess of Liabilities - 82.7%		46,652,729
TOTAL NET ASSETS - 100.0%		$56,391,463

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of October 31, 2025.

(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $6,840,000.

(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Defiance Daily Target 2X Long LLY ETF

Schedule of Total Return Swap Contracts

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Eli Lilly & Co.	BMO Capital Markets Corp.	Receive	OBFR + 3.00%	Termination(a)	10/30/2026	$7,334,310	$155,933
Eli Lilly & Co.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.50%	Termination(b)	09/08/2028	21,927,861	5,848,481
Eli Lilly & Co.	Clear Street LLC	Receive	OBFR + 1.25%	Termination(a)	10/13/2026	23,217,837	-
Eli Lilly & Co.	Marex Capital Markets, Inc.	Receive	OBFR + 2.00%	Monthly(c)	10/02/2026	22,406,748	3,273,205
Eli Lilly & Co.	Morgan Stanley	Receive	OBFR + 2.50%	Termination(d)	10/15/2028	3,020,010	128,117
Eli Lilly & Co.	Nomura Securities International, Inc.	Receive	OBFR + 4.00%	Termination(d)	08/03/2026	34,859,544	9,117,146
Net Unrealized Appreciation (Depreciation)							$18,522,882

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

12
The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

(d)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

Defiance Daily Target 2X Long LMND ETF

Schedule of Investments

COMMON STOCKS - 2.4%	Shares	Value
Insurance - 2.4% Lemonade, Inc. (a)	699	$41,996
TOTAL COMMON STOCKS (Cost $34,281)		41,996

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 10.9%
First American Government Obligations Fund - Class X, 4.03% (b)	191,371	191,371
TOTAL MONEY MARKET FUNDS (Cost $191,371)		191,371

U.S. TREASURY BILLS - 3.7%	Principal
3.90%, 11/20/2025 (c)(d)	$65,000	64,881
TOTAL U.S. TREASURY BILLS (Cost $64,867)		64,881

TOTAL INVESTMENTS - 17.0% (Cost $290,519)		$298,248
Other Assets in Excess of Liabilities - 83.0%		1,456,397
TOTAL NET ASSETS - 100.0%		$1,754,645

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

(c)	The rate shown is the annualized yield as of October 31, 2025.

(d)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $4,991.

Defiance Daily Target 2X Long LMND ETF

Schedule of Total Return Swap Contracts

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Lemonade, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 12.50%	Termination(a)	09/08/2028	$2,407,766	$428,721
Lemonade, Inc.	Clear Street LLC	Receive	OBFR + 5.00%	Termination(b)	01/04/2028	38,893	99
Lemonade, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Monthly(c)	10/23/2028	1,015,352	18,083
Net Unrealized Appreciation (Depreciation)							$446,903

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

13
The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

Defiance Daily Target 2X Long MP ETF

Schedule of Investments

U.S. TREASURY BILLS - 5.1%	Principal	Value
3.91%, 11/20/2025 (a)(b)	$375,000	$374,315
TOTAL U.S. TREASURY BILLS (Cost $374,228)		374,315

MONEY MARKET FUNDS - 0.3%	Shares
First American Government Obligations Fund - Class X, 4.03% (c)	22,245	22,245
TOTAL MONEY MARKET FUNDS (Cost $22,245)		22,245

TOTAL INVESTMENTS - 5.4% (Cost $396,473)		$396,560
Other Assets in Excess of Liabilities - 94.6%		6,994,569
TOTAL NET ASSETS - 100.0%		$7,391,129

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of October 31, 2025.

(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $324,402.

(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Defiance Daily Target 2X Long MP ETF
Schedule of Total Return Swap Contracts

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
MP Materials Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 8.00%	Termination(a)	11/01/2028	$4,942,029	$(144,350)
MP Materials Corp.	Clear Street LLC	Receive	OBFR + 2.50%	Termination(b)	11/23/2027	5,718,856	-
MP Materials Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 3.50%	Monthly(c)	10/26/2028	4,100,850	(106,934)
Net Unrealized Appreciation (Depreciation)							$(251,284)

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

14
The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

Defiance Daily Target 2X Long MSTR ETF

Schedule of Investments

U.S. TREASURY BILLS - 13.9%	Principal	Value
3.89%, 11/20/2025 (a)(b)	$81,000,000	$80,851,973
TOTAL U.S. TREASURY BILLS (Cost $80,836,166)		80,851,973

MONEY MARKET FUNDS - 1.5%	Shares	Value
Dreyfus Government Cash Management - Institutional Class, 4.00% (c)	7,970,693	7,970,693
First American Government Obligations Fund - Class X, 4.03% (c)	924,320	924,320
TOTAL MONEY MARKET FUNDS (Cost $8,895,013)		8,895,013

TOTAL INVESTMENTS - 15.4% (Cost $89,731,179)		$89,746,986
Other Assets in Excess of Liabilities - 84.6%		492,294,581
TOTAL NET ASSETS - 100.0%		$582,041,567

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of October 31, 2025.

(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $66,377,640.

(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Defiance Daily Target 2X Long MSTR ETF

Schedule of Total Return Swap Contracts

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Strategy, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 10.00%	Termination(a)	09/30/2026	$311,418,805	$-
Strategy, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 12.50%	Termination(b)	10/05/2026	286,469,456	15,730,190
Strategy, Inc.	Clear Street LLC	Receive	OBFR + 17.00%	Termination(a)	11/09/2027	310,918,325	-
Strategy, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 10.00%	Monthly(c)	09/25/2028	255,606,518	14,169,275
Net Unrealized Appreciation (Depreciation)							$29,899,465

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

15
The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

Defiance Daily Target 2X Long NVO ETF

Schedule of Investments

COMMON STOCKS - 2.2%	Shares	Value
Pharmaceuticals - 2.2%
Novo Nordisk AS - ADR	36,376	$1,799,157
TOTAL COMMON STOCKS (Cost $1,876,106)		1,799,157

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 14.9%	Principal
3.94%, 11/20/2025 (a)(b)	$12,200,000	12,177,704
TOTAL U.S. TREASURY BILLS (Cost $12,174,723)		12,177,704

MONEY MARKET FUNDS - 0.0%(c)	Shares
First American Government Obligations Fund - Class X, 4.03% (d)	33,955	33,955
TOTAL MONEY MARKET FUNDS (Cost $33,955)		33,955

TOTAL INVESTMENTS - 17.1% (Cost $14,084,784)		$14,010,816
Other Assets in Excess of Liabilities - 82.9%		68,007,147
TOTAL NET ASSETS - 100.0%		$82,017,963

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	The rate shown is the annualized yield as of October 31, 2025.

(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $1,996,320.

(c)	Represents less than 0.05% of net assets.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Defiance Daily Target 2X Long NVO ETF

Schedule of Total Return Swap Contracts

							Value/
		Pay/Receive					Unrealized
Reference Entity	Counterparty	Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Appreciation (Depreciation)
Novo Nordisk AS	Cantor Fitzgerald & Co.	Receive	OBFR + 5.00%	Termination(a)	09/08/2028	$ 35,264,535	$(410,684)
Novo Nordisk AS	Clear Street LLC	Receive	OBFR + 1.25%	Termination(b)	08/25/2026	42,847,495	-
Novo Nordisk AS	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Monthly(c)	09/25/2026	14,553,556	(170,664)
Novo Nordisk AS	Morgan Stanley	Receive	OBFR + 3.50%	Termination(d)	10/06/2028	28,686,800	(1,201,973)
Novo Nordisk AS	Nomura Securities International, Inc.	Receive	OBFR + 7.00%	Termination(d)	01/12/2026	40,839,122	(478,906)
Net Unrealized Appreciation (Depreciation)							$(2,262,227)

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

(d)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

Defiance Daily Target 2X Long OKLO ETF

Schedule of Investments

COMMON STOCKS - 3.0%	Shares	Value
Electric - 3.0%
Oklo, Inc. (a)	46,794	$6,212,840
TOTAL COMMON STOCKS (Cost $6,529,167)		6,212,840

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 10.9%	Principal
3.94%, 11/20/2025 (b)(c)	$22,190,000	22,149,448
TOTAL U.S. TREASURY BILLS (Cost $22,146,465)		22,149,448

MONEY MARKET FUNDS - 0.0%(d)	Shares
First American Government Obligations Fund - Class X, 4.03% (e)	8,499	8,499
TOTAL MONEY MARKET FUNDS (Cost $8,499)		8,499

TOTAL INVESTMENTS - 13.9% (Cost $28,684,131)		$28,370,787
Other Assets in Excess of Liabilities - 86.1%		175,676,820
TOTAL NET ASSETS - 100.0%		$204,047,607

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	The rate shown is the annualized yield as of October 31, 2025.

(c)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $6,213,546.

(d)	Represents less than 0.05% of net assets.

(e)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Defiance Daily Target 2X Long OKLO ETF

Schedule of Total Return Swap Contracts

							Value/
		Pay/Receive					Unrealized
Reference Entity	Counterparty	Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Appreciation (Depreciation)
Oklo, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 20.00%	Termination(a)	09/23/2026	$ 85,065,341	$8,641,863
Oklo, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 20.00%	Termination(a)	09/18/2028	49,788,750	4,743,750
Oklo, Inc.	Clear Street LLC	Receive	OBFR + 2.50%	Termination(b)	01/25/2028	146,061,737	-
Oklo, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.50%	Monthly(c)	07/24/2026	106,441,709	40,929,078
Oklo, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.50%	Termination(c)	10/03/2028	663,850	27,050
Oklo, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 12.50%	Termination(d)	09/18/2028	13,277,000	1,230,354
Net Unrealized Appreciation (Depreciation)							$55,572,095

The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

(d)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

Defiance Daily Target 2X Long ORCL ETF

Schedule of Investments

U.S. TREASURY BILLS - 9.3%	Principal	Value
3.93%, 11/20/2025 (a)(b)	$22,850,000	$22,808,242
TOTAL U.S. TREASURY BILLS (Cost $22,802,676)		22,808,242

MONEY MARKET FUNDS - 0.0%(c)	Shares
First American Government Obligations Fund - Class X, 4.03% (d)	11,917	11,917
TOTAL MONEY MARKET FUNDS (Cost $11,917)		11,917

TOTAL INVESTMENTS - 9.3% (Cost $22,814,593)		$22,820,159
Other Assets in Excess of Liabilities - 90.7%		223,271,657
TOTAL NET ASSETS - 100.0%		$246,091,816

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of October 31, 2025.

(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $8,234,820.

(c)	Represents less than 0.05% of net assets.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Defiance Daily Target 2X Long ORCL ETF

Schedule of Total Return Swap Contracts

							Value/
		Pay/Receive					Unrealized
Reference Entity	Counterparty	Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Appreciation (Depreciation)
Oracle Corp.	BMO Capital Markets Corp.	Receive	OBFR + 3.00%	Termination(a)	09/30/2026	$ 186,453,100	$-
Oracle Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 3.50%	Termination(b)	03/09/2026	97,290,177	4,574,724
Oracle Corp.	Clear Street LLC	Receive	OBFR + 1.25%	Termination(a)	01/04/2028	110,103,707	-
Oracle Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 2.00%	Monthly(c)	03/13/2026	56,906,274	950,869
Oracle Corp.	Nomura Securities International, Inc.	Receive	OBFR + 4.00%	Termination(d)	07/30/2026	43,855,870	2,811,653
Net Unrealized Appreciation (Depreciation)							$8,337,246

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

(d)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

Defiance Daily Target 2X Long OSCR ETF

Schedule of Investments

U.S. TREASURY BILLS - 7.5%	Principal	Value
3.95%, 11/20/2025 (a)(b)	$615,000	$613,877
TOTAL U.S. TREASURY BILLS (Cost $613,723)		613,877

MONEY MARKET FUNDS - 0.2%	Shares
First American Government Obligations Fund - Class X, 4.03% (c)	20,381	20,381
TOTAL MONEY MARKET FUNDS (Cost $20,381)		20,381

TOTAL INVESTMENTS - 7.7% (Cost $634,104)		$634,258
Other Assets in Excess of Liabilities - 92.3%		7,571,893
TOTAL NET ASSETS - 100.0%		$8,206,151

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of October 31, 2025.

(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $424,218.

(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Defiance Daily Target 2X Long OSCR ETF

Schedule of Total Return Swap Contracts

							Value/
		Pay/Receive					Unrealized
Reference Entity	Counterparty	Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Appreciation (Depreciation)
Oscar Health, Inc.	Clear Street LLC	Receive	OBFR + 8.00%	Termination(a)	11/09/2027	$ 5,822,370	$-
Oscar Health, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.50%	Monthly(b)	09/29/2028	6,060,186	(30,301)
Oscar Health, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 17.50%	Termination(c)	10/03/2028	4,500,000	(22,500)
Net Unrealized Appreciation (Depreciation)							$(52,801)

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

(b)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

(c)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

Defiance Daily Target 2X Long PM ETF

Schedule of Investments

U.S. TREASURY BILLS - 8.6%	Principal	Value
3.92%, 11/20/2025 (a)(c)	$40,000	$39,927
TOTAL U.S. TREASURY BILLS (Cost $39,917)		39,927

MONEY MARKET FUNDS - 2.3%	Shares
First American Government Obligations Fund - Class X, 4.03% (b)	10,502	10,502
TOTAL MONEY MARKET FUNDS (Cost $10,502)		10,502

TOTAL INVESTMENTS - 10.9% (Cost $50,419)		$50,429
Other Assets in Excess of Liabilities - 89.1%		412,934
TOTAL NET ASSETS - 100.0%		$463,363

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of October 31, 2025.

(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

(c)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $39,927.

Defiance Daily Target 2X Long PM ETF

Schedule of Total Return Swap Contracts

							Value/
		Pay/Receive					Unrealized
Reference Entity	Counterparty	Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Appreciation (Depreciation)
Philip Morris International, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 1.00%	Termination(a)	10/05/2026	$ 506,887	$(38,048)
Philip Morris International, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination(b)	10/13/2026	404,990	-
Philip Morris International, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.50%	Monthly(c)	10/30/2028	14,433	(247)
Net Unrealized Appreciation (Depreciation)							$(38,295)

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

Defiance Daily Target 2X Long QS ETF

Schedule of Investments

U.S. TREASURY BILLS - 5.1%	Principal	Value
3.89%, 11/20/2025 (a)(c)	$500,000	$499,086
TOTAL U.S. TREASURY BILLS (Cost $498,976)		499,086

MONEY MARKET FUNDS - 1.4%	Shares
First American Government Obligations Fund - Class X, 4.03% (b)	140,152	140,152
TOTAL MONEY MARKET FUNDS (Cost $140,152)		140,152

TOTAL INVESTMENTS - 6.5% (Cost $639,128)		$639,238
Other Assets in Excess of Liabilities - 93.5%		9,269,884
TOTAL NET ASSETS - 100.0%		$9,909,122

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of October 31, 2025.

(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

(c)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $499,086.

Defiance Daily Target 2X Long QS ETF

Schedule of Total Return Swap Contracts

							Value/
		Pay/Receive					Unrealized
Reference Entity	Counterparty	Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Appreciation (Depreciation)
QuantumScape Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 21.00%	Termination(a)	11/01/2028	$ 6,075,630	$858,201
QuantumScape Corp.	Clear Street LLC	Receive	OBFR + 8.00%	Termination(b)	01/04/2028	3,125,562	324,927
QuantumScape Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Monthly(c)	10/20/2028	5,973,620	1,362,711
QuantumScape Corp.	Nomura Securities International, Inc.	Receive	OBFR + 22.50%	Termination(d)	10/30/2028	4,610,000	710,162
Net Unrealized Appreciation (Depreciation)							$3,256,001

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

(d)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

Defiance Daily Target 2X Long RGTI ETF

Schedule of Investments

U.S. TREASURY BILLS - 7.2%	Principal	Value
3.94%, 11/20/2025 (a)(b)	$10,675,000	$10,655,491
TOTAL U.S. TREASURY BILLS (Cost $10,652,859)		10,655,491

MONEY MARKET FUNDS - 0.1%	Shares
First American Government Obligations Fund - Class X, 4.03% (c)	89,340	89,340
TOTAL MONEY MARKET FUNDS (Cost $89,340)		89,340

TOTAL INVESTMENTS - 7.3% (Cost $10,742,199)		$10,744,831
Other Assets in Excess of Liabilities - 92.7%		136,710,488
TOTAL NET ASSETS - 100.0%		$147,455,319

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of October 31, 2025.

(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $5,489,880.

(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Defiance Daily Target 2X Long RGTI ETF

Schedule of Total Return Swap Contracts

							Value/
		Pay/Receive					Unrealized
Reference Entity	Counterparty	Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Appreciation (Depreciation)
Rigetti Computing, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 20.00%	Monthly(a)	06/30/2026	$ 54,452,100	$14,435,950
Rigetti Computing, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 40.00%	Termination(b)	09/08/2028	60,205,562	34,406,132
Rigetti Computing, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 40.00%	Termination(b)	09/18/2028	13,723,700	4,532,200
Rigetti Computing, Inc.	Clear Street LLC	Receive	OBFR + 13.00%	Termination(a)	08/18/2026	69,973,339	-
Rigetti Computing, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 4.50%	Monthly(c)	05/01/2026	57,498,717	38,964,570
Rigetti Computing, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 25.00%	Termination(d)	09/15/2028	38,736,250	7,680,456
Net Unrealized Appreciation (Depreciation)							$100,019,308

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

(d)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

Defiance Daily Target 2X Long RIOT ETF

Schedule of Investments

COMMON STOCKS - 2.8%	Shares	Value
Investment Companies - 2.8%
Riot Platforms, Inc. (a)	60,265	$1,192,042
TOTAL COMMON STOCKS (Cost $1,262,307)		1,192,042

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 5.9%	Principal
3.94%, 11/20/2025 (b)(c)	$2,450,000	2,445,522
TOTAL U.S. TREASURY BILLS (Cost $2,444,921)		2,445,522

MONEY MARKET FUNDS - 0.4%	Shares
First American Government Obligations Fund - Class X, 4.03% (d)	186,553	186,553
TOTAL MONEY MARKET FUNDS (Cost $186,553)		186,553

TOTAL INVESTMENTS - 9.1% (Cost $3,893,781)		$3,824,117
Other Assets in Excess of Liabilities - 90.9%		38,273,729
TOTAL NET ASSETS - 100.0%		$42,097,846

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	The rate shown is the annualized yield as of October 31, 2025.

(c)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $499,080.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Defiance Daily Target 2X Long RIOT ETF

Schedule of Total Return Swap Contracts

							Value/
		Pay/Receive					Unrealized
Reference Entity	Counterparty	Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Appreciation (Depreciation)
Riot Platforms, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 20.00%	Termination(a)	08/31/2026	$ 16,219,600	$(237,700)
Riot Platforms, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 25.00%	Termination(b)	09/08/2028	24,849,990	14,426,422
Riot Platforms, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 25.00%	Termination(b)	09/18/2028	791,200	83,246
Riot Platforms, Inc.	Clear Street LLC	Receive	OBFR + 8.50%	Termination(a)	09/22/2026	17,431,817	-
Riot Platforms, Inc.	Clear Street LLC	Receive	OBFR + 8.50%	Termination(a)	11/16/2027	989,000	-
Riot Platforms, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Monthly(c)	02/03/2026	22,532,110	5,868,608
Net Unrealized Appreciation (Depreciation)							$20,140,576

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

Defiance Daily Target 2X Long RKLB ETF

Schedule of Investments

COMMON STOCKS - 1.9%	Shares	Value
Aerospace/Defense - 1.9%
Rocket Lab Corp. (a)	32,367	$2,038,474
TOTAL COMMON STOCKS (Cost $2,005,819)		2,038,474

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 8.3%	Principal
3.93%, 11/20/2025 (b)(c)	$8,950,000	8,933,644
TOTAL U.S. TREASURY BILLS (Cost $8,931,489)		8,933,644

MONEY MARKET FUNDS - 0.9%	Shares
First American Government Obligations Fund - Class X, 4.03% (d)	971,828	971,828
TOTAL MONEY MARKET FUNDS (Cost $971,828)		971,828

TOTAL INVESTMENTS - 11.1% (Cost $11,909,136)		$11,943,946
Other Assets in Excess of Liabilities - 88.9%		95,486,360
TOTAL NET ASSETS - 100.0%		$107,430,306

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	The rate shown is the annualized yield as of October 31, 2025.

(c)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $6,987,120.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Defiance Daily Target 2X Long RKLB ETF

Schedule of Total Return Swap Contracts

							Value/
		Pay/Receive					Unrealized
Reference Entity	Counterparty	Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Appreciation (Depreciation)
Rocket Lab Corp.	BMO Capital Markets Corp.	Receive	OBFR + 15.00%	Termination(a)	09/30/2026	$ 22,043,000	$-
Rocket Lab Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 18.00%	Termination(b)	09/21/2026	41,205,673	12,121,317
Rocket Lab Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 18.00%	Termination(b)	09/18/2028	12,596,000	3,344,000
Rocket Lab Corp.	Clear Street LLC	Receive	OBFR + 1.25%	Termination(a)	08/25/2026	42,652,134	-
Rocket Lab Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Monthly(c)	04/13/2026	75,594,138	26,478,353
Rocket Lab Corp.	Nomura Securities International, Inc.	Receive	OBFR + 8.00%	Termination(d)	09/15/2028	18,579,100	2,240,697
Net Unrealized Appreciation (Depreciation)							$44,184,367

The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

(d)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

Defiance Daily Target 2X Long SMCI ETF

Schedule of Investments

COMMON STOCKS - 0.0%(a)	Shares	Value
Computers - 0.0%(a)
Super Micro Computer, Inc. (b)	1,554	$80,746
TOTAL COMMON STOCKS (Cost $74,499)		80,746

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 10.8%	Principal
3.94%, 11/20/2025 (c)(d)	$25,750,000	25,702,942
TOTAL U.S. TREASURY BILLS (Cost $25,699,142)		25,702,942

MONEY MARKET FUNDS - 0.5%	Shares
Dreyfus Government Cash Management - Institutional Class, 4.00% (e)	183,722	183,722
First American Government Obligations Fund - Class X, 4.03% (e)	1,126,404	1,126,404
TOTAL MONEY MARKET FUNDS (Cost $1,310,126)		1,310,126

TOTAL INVESTMENTS - 11.3% (Cost $27,083,767)		$27,093,814
Other Assets in Excess of Liabilities - 88.7%		212,824,560
TOTAL NET ASSETS - 100.0%		$239,918,374

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.

(b)	Non-income producing security.

(c)	The rate shown is the annualized yield as of October 31, 2025.

(d)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $499,080.

(e)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Defiance Daily Target 2X Long SMCI ETF

Schedule of Total Return Swap Contracts

							Value/
		Pay/Receive					Unrealized
Reference Entity	Counterparty	Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Appreciation (Depreciation)
Super Micro Computer, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 10.00%	Termination (a)	09/30/2026	$ 43,906,200	$5,188,300
Super Micro Computer, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 18.00%	Termination(b)	09/08/2028	94,757,166	28,910,784
Super Micro Computer, Inc.	Clear Street LLC	Receive	OBFR + 6.00%	Termination(a)	12/14/2027	58,273,348	-

The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

Super Micro Computer, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Monthly(c)	09/18/2028	30,082,086	5,993,155
Super Micro Computer, Inc.	Morgan Stanley	Receive	OBFR + 9.00%	Termination(d)	10/06/2028	90,930,000	5,297,095
Super Micro Computer, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 17.50%	Termination(d)	03/10/2026	161,751,480	57,212,816
Net Unrealized Appreciation (Depreciation)							$102,602,150

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

(d)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

Defiance Daily Target 2X Long SOFI ETF

Schedule of Investments

U.S. TREASURY BILLS - 15.2%	Principal	Value
3.92%, 11/20/2025 (a)(b)	$15,700,000	$15,671,309
TOTAL U.S. TREASURY BILLS (Cost $15,667,564)		15,671,309

MONEY MARKET FUNDS - 0.3%	Shares
First American Government Obligations Fund - Class X, 4.03% (c)	271,113	271,113
TOTAL MONEY MARKET FUNDS (Cost $271,113)		271,113

TOTAL INVESTMENTS - 15.5% (Cost $15,938,677)		$15,942,422
Other Assets in Excess of Liabilities - 84.5%		86,877,404
TOTAL NET ASSETS - 100.0%		$102,819,826

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of October 31, 2025.

(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $2,744,940.

(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Defiance Daily Target 2X Long SOFI ETF

Schedule of Total Return Swap Contracts

							Value/
		Pay/Receive					Unrealized
Reference Entity	Counterparty	Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Appreciation (Depreciation)
SoFi Technologies, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 12.00%	Termination(a)	09/30/2026	$ 5,936,000	$649,500
SoFi Technologies, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 12.00%	Termination(b)	09/08/2028	46,833,467	19,195,815
SoFi Technologies, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 12.00%	Termination(b)	09/18/2028	42,739,200	6,308,612
SoFi Technologies, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination(a)	09/22/2026	19,055,539	-

The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

SoFi Technologies, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Monthly(c)	02/16/2026	47,415,254	6,438,193
SoFi Technologies, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 7.00%	Termination(d)	07/30/2026	43,036,000	8,457,816
Net Unrealized Appreciation (Depreciation)							$41,049,936

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

(d)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

Defiance Daily Target 2X Long SOUN ETF

Schedule of Investments

COMMON STOCKS - 2.3%	Shares	Value
United States - 2.3%
SoundHound AI, Inc. - Class A (a)	49,060	$864,437
TOTAL COMMON STOCKS (Cost $900,777)		864,437

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 7.0%	Principal
3.94%, 11/20/2025 (b)(c)	$2,675,000	2,670,111
TOTAL U.S. TREASURY BILLS (Cost $2,669,451)		2,670,111

MONEY MARKET FUNDS - 0.0% (d)	Shares
First American Government Obligations Fund - Class X, 4.03% (e)	16,452	16,452
TOTAL MONEY MARKET FUNDS (Cost $16,452)		16,452

TOTAL INVESTMENTS - 9.3% (Cost $3,586,680)		$3,551,000
Other Assets in Excess of Liabilities - 90.7%		34,516,303
TOTAL NET ASSETS - 100.0%		$38,067,303

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	The rate shown is the annualized yield as of October 31, 2025.

(c)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $149,724.

(d)	Represents less than 0.05% of net assets.

(e)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

Defiance Daily Target 2X Long SOUN ETF

Schedule of Total Return Swap Contracts

							Value/
		Pay/Receive					Unrealized
Reference Entity	Counterparty	Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Appreciation (Depreciation)
SoundHound AI, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 25.00%	Termination(a)	09/08/2028	$ 12,818,110	$3,083,875
SoundHound AI, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 25.00%	Termination(a)	09/18/2028	7,048,000	776,000
SoundHound AI, Inc.	Clear Street LLC	Receive	OBFR + 10.00%	Termination(b)	09/08/2026	18,135,068	-
SoundHound AI, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.50%	Monthly(c)	07/24/2026	19,073,298	4,286,488
SoundHound AI, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 20.00%	Termination(d)	09/22/2026	18,060,500	1,599,779
Net Unrealized Appreciation (Depreciation)							$9,746.142

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

(d)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

Defiance Daily Target 2X Long VST ETF

Schedule of Investments

COMMON STOCKS - 2.3%	Shares	Value
Electric - 2.3%
Vistra Corp.	828	$155,912
TOTAL COMMON STOCKS (Cost $158,856)		155,912

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 20.3%	Principal
3.94%, 11/20/2025 (a)(b)	$1,360,000	1,357,515
TOTAL U.S. TREASURY BILLS (Cost $1,357,182)		1,357,515

MONEY MARKET FUNDS - 8.4%	Shares
First American Government Obligations Fund - Class X, 4.03% (c)	560,932	560,932
TOTAL MONEY MARKET FUNDS (Cost $560,932)		560,932

TOTAL INVESTMENTS - 31.0% (Cost $2,076,970)		$2,074,359
Other Assets in Excess of Liabilities - 69.0%		4,607,215
TOTAL NET ASSETS - 100.0%		$6,681,574

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of October 31, 2025.

(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $823,482.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

(c)       The rate shown represents the 7-day annualized yield as of October 31, 2025.

Defiance Daily Target 2X Long VST ETF

Schedule of Total Return Swap Contracts

							Value/
		Pay/Receive					Unrealized
Reference Entity	Counterparty	Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Appreciation (Depreciation)
Vistra Corp.	Clear Street LLC	Receive	OBFR + 1.25%	Termination(a)	08/25/2026	$ 4,513,739	$-
Vistra Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 3.50%	Monthly(b)	10/02/2026	4,801,650	31,984
Vistra Corp.	Nomura Securities International, Inc.	Receive	OBFR + 5.50%	Termination(c)	09/21/2026	3,878,980	19,360
Net Unrealized Appreciation (Depreciation)							$51,344

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(b)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

(c)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

Defiance Daily Target 2X Short IONQ ETF

Schedule of Investments

U.S. TREASURY BILLS - 10.8%	Principal	Value
3.93%, 11/20/2025 (a)(b)	$4,760,000	$4,751,301
TOTAL U.S. TREASURY BILLS (Cost $4,750,152)		4,751,301

MONEY MARKET FUNDS - 0.9%	Shares
First American Government Obligations Fund - Class X, 4.03% (c)	410,546	410,546
TOTAL MONEY MARKET FUNDS (Cost $410,546)		410,546

TOTAL INVESTMENTS - 11.7% (Cost $5,160,698)		$5,161,847
Other Assets in Excess of Liabilities - 88.3%		39,040,545
TOTAL NET ASSETS - 100.0%		$44,202,392

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of October 31, 2025.

(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $3,743,100.

(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

Defiance Daily Target 2X Short IONQ ETF

Schedule of Total Return Swap Contracts

							Value/
		Pay/Receive					Unrealized
Reference Entity	Counterparty	Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Appreciation (Depreciation)
IonQ, Inc.	Cantor Fitzgerald & Co.	Pay	OBFR + (20.00)%	Termination(a)	01/11/2028	$ (24,874,586)	$(2,075,955)
IonQ, Inc.	Clear Street LLC	Pay	OBFR + (5.00)%	Termination(b)	11/16/2027	(29,241,436)	-
IonQ, Inc.	Marex Capital Markets, Inc.	Pay	OBFR + 3.00%	Monthly(c)	09/25/2026	(17,326,482)	(990,565)
IonQ, Inc.	Nomura Securities International, Inc.	Pay	OBFR + (1.50)%	Termination(d)	09/28/2026	(18,963,520)	793,104
Net Unrealized Appreciation (Depreciation)							$(2,273,416)

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

(d)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

Defiance Daily Target 2X Short LLY ETF

Schedule of Investments

U.S. TREASURY BILLS - 22.8%	Principal	Value
3.95%, 11/20/2025 (a)(c)	$315,000	$314,424
TOTAL U.S. TREASURY BILLS (Cost $314,346)		314,424

MONEY MARKET FUNDS - 3.1%	Shares
First American Government Obligations Fund - Class X, 4.03% (b)	43,045	43,045
TOTAL MONEY MARKET FUNDS (Cost $43,045)		43,045

TOTAL INVESTMENTS - 25.9% (Cost $357,391)		$357,469
Other Assets in Excess of Liabilities - 74.1%		1,023,837
TOTAL NET ASSETS - 100.0%		$1,381,306

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of October 31, 2025.

(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

(c)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $314,424.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

Defiance Daily Target 2X Short LLY ETF

Schedule of Total Return Swap Contracts

							Value/
		Pay/Receive					Unrealized
Reference Entity	Counterparty	Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Appreciation (Depreciation)
Eli Lilly & Co.	Cantor Fitzgerald & Co.	Pay	OBFR + (1.50)%	Termination(a)	09/08/2028	$ (1,123,444)	$(48,802)
Eli Lilly & Co.	Clear Street LLC	Pay	OBFR + (1.25)%	Termination(b)	01/04/2028	(86,286)	(4,949)
Eli Lilly & Co.	Marex Capital Markets, Inc.	Pay	OBFR + 1.50%	Monthly(c)	10/02/2026	(1,552,285)	(33,030)
Net Unrealized Appreciation (Depreciation)							$(86,781)

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

Defiance Daily Target 2X Short MSTR ETF

Schedule of Investments

U.S. TREASURY BILLS - 11.7%	Principal	Value
3.95%, 11/20/2025 (a)(b)	$2,530,000	$2,525,376
TOTAL U.S. TREASURY BILLS (Cost $2,524,745)		2,525,376

MONEY MARKET FUNDS - 0.6%	Shares
First American Government Obligations Fund - Class X, 4.03% (c)	125,532	125,532
TOTAL MONEY MARKET FUNDS (Cost $125,532)		125,532

TOTAL INVESTMENTS - 12.3% (Cost $2,650,277)		$2,650,908
Other Assets in Excess of Liabilities - 87.7%		18,841,739
TOTAL NET ASSETS - 100.0%		$21,492,647

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of October 31, 2025.

(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $1,028,105.

(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

Defiance Daily Target 2X Short MSTR ETF

Schedule of Total Return Swap Contracts

							Value/
		Pay/Receive					Unrealized
Reference Entity	Counterparty	Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Appreciation (Depreciation)
Strategy, Inc.	Cantor Fitzgerald & Co.	Pay	OBFR + (7.50)%	Termination(a)	02/17/2026	$ (23,285,934)	$638,308
Strategy, Inc.	Marex Capital Markets, Inc.	Pay	OBFR + 5.00%	Monthly(b)	09/25/2026	(19,690,401)	793,247
Net Unrealized Appreciation (Depreciation)							$1,431,555

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(b)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

Defiance Daily Target 2X Short PLTR ETF

Schedule of Investments

U.S. TREASURY BILLS - 22.1%	Principal	Value
3.94%, 11/20/2025 (a)(b)	$15,250,000	$15,222,130
TOTAL U.S. TREASURY BILLS (Cost $15,218,406)		15,222,130

MONEY MARKET FUNDS - 0.3%	Shares
First American Government Obligations Fund - Class X, 4.03% (c)	175,949	175,949
TOTAL MONEY MARKET FUNDS (Cost $175,949)		175,949

TOTAL INVESTMENTS - 22.4% (Cost $15,394,355)		$15,398,079
Other Assets in Excess of Liabilities - 77.6%		53,224,945
TOTAL NET ASSETS - 100.0%		$68,623,024

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of October 31, 2025.

(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $8,484,360.

(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Defiance Daily Target 2X Short PLTR ETF

Schedule of Total Return Swap Contracts

							Value/
		Pay/Receive					Unrealized
Reference Entity	Counterparty	Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Appreciation (Depreciation)
Palantir Technologies, Inc.	Cantor Fitzgerald & Co.	Pay	OBFR + (4.20)%	Termination(a)	09/21/2026	$ (73,070,313)	$(793,861)
Palantir Technologies, Inc.	Clear Street LLC	Pay	OBFR + (1.25)%	Termination(b)	01/04/2028	(200,470)	(1,700)

The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

Palantir Technologies, Inc.	Marex Capital Markets, Inc.	Pay	OBFR + (3.50)%	Monthly(c)	10/05/2026	(63,836,664)	(657,569)
Net Unrealized Appreciation (Depreciation)							$(1,453,130)

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

Defiance Daily Target 2X Short QBTS ETF

Schedule of Investments

MONEY MARKET FUNDS - 6.1%	Shares	Value
First American Government Obligations Fund - Class X, 4.03% (a)	2,265,248	$2,265,248
TOTAL MONEY MARKET FUNDS (Cost $2,265,248)		2,265,248

U.S. TREASURY BILLS - 4.3%	Principal
3.93%, 11/20/2025 (b)(c)	$1,630,000	1,627,021
TOTAL U.S. TREASURY BILLS (Cost $1,626,631)		1,627,021

TOTAL INVESTMENTS - 10.4% (Cost $3,891,879)		$3,892,269
Other Assets in Excess of Liabilities - 89.6%		33,505,213
TOTAL NET ASSETS - 100.0%		$37,397,482

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

(b)	The rate shown is the annualized yield as of October 31, 2025.

(c)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $648,804.

Defiance Daily Target 2X Short QBTS ETF

Schedule of Total Return Swap Contracts

							Value/
		Pay/Receive					Unrealized
Reference Entity	Counterparty	Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Appreciation (Depreciation)
D-Wave Quantum, Inc.	Cantor Fitzgerald & Co.	Pay	OBFR + (42.50)%	Termination(a)	09/08/2028	$ (12,834,767)	$(305,555)
D-Wave Quantum, Inc.	Clear Street LLC	Pay	OBFR + (2.50)%	Termination(b)	11/16/2027	(28,452,222)	-
D-Wave Quantum, Inc.	Marex Capital Markets, Inc.	Pay	OBFR + (3.00)%	Monthly©	10/10/2028	(32,984,994)	(4,462,820)
Net Unrealized Appreciation (Depreciation)							$(4,768,375)

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

Defiance Daily Target 2X Short RGTI ETF

Schedule of Investments

U.S. TREASURY BILLS - 23.8%	Principal	Value
3.92%, 11/20/2025 (a)(b)	$18,600,000	$18,566,009
TOTAL U.S. TREASURY BILLS (Cost $18,563,999)		18,566,009

MONEY MARKET FUNDS - 0.3%	Shares
First American Government Obligations Fund - Class X, 4.03% (c)	230,630	230,630
TOTAL MONEY MARKET FUNDS (Cost $230,630)		230,630

TOTAL INVESTMENTS - 24.1% (Cost $18,794,629)		$18,796,639
Other Assets in Excess of Liabilities - 75.9%		59,067,136
TOTAL NET ASSETS - 100.0%		$77,863,775

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of October 31, 2025.

(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $7,735,740.

(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Defiance Daily Target 2X Short RGTI ETF

Schedule of Total Return Swap Contracts

							Value/
		Pay/Receive					Unrealized
Reference Entity	Counterparty	Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Appreciation (Depreciation)
Rigetti Computing, Inc.	Cantor Fitzgerald & Co.	Pay	OBFR + (35.00)%	Termination(a)	09/08/2028	$ (4,889,400)	$(784,425)
Rigetti Computing, Inc.	Clear Street LLC	Pay	OBFR + (2.50)%	Termination(b)	11/16/2027	(31,055,007)	-
Rigetti Computing, Inc.	Marex Capital Markets, Inc.	Pay	OBFR + (3.00)%	Monthly(c)	10/13/2028	(82,288,678)	(13,309,926)
Rigetti Computing, Inc.	Nomura Securities International, Inc.	Pay	OBFR + (0.00)%	Termination(d)	10/10/2028	(36,080,050)	(1,426,250)
Net Unrealized Appreciation (Depreciation)							$(15,520,601)

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

(d)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2025 (Unaudited)

Defiance Daily Target 2X Short SMCI ETF

Schedule of Investments

U.S. TREASURY BILLS - 12.9%	Principal	Value
3.93%, 11/20/2025 (a)(b)	$770,000	$768,592
TOTAL U.S. TREASURY BILLS (Cost $768,407)		768,592

MONEY MARKET FUNDS - 0.5%	Shares
First American Government Obligations Fund - Class X, 4.03% (c)	26,964	26,964
TOTAL MONEY MARKET FUNDS (Cost $26,964)		26,964

TOTAL INVESTMENTS - 13.4% (Cost $795,371)		$795,556
Other Assets in Excess of Liabilities - 86.6%		5,142,793
TOTAL NET ASSETS - 100.0%		$5,938,349

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of October 31, 2025.

(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $399,264.

(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Defiance Daily Target 2X Short SMCI ETF

Schedule of Total Return Swap Contracts

							Value/
		Pay/Receive					Unrealized
Reference Entity	Counterparty	Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Appreciation (Depreciation)
Super Micro Computer, Inc.	Cantor Fitzgerald & Co.	Pay	OBFR + (4.20)%	Termination(a)	09/21/2026	$ (4,071,118)	$(21,382)
Super Micro Computer, Inc.	Marex Capital Markets, Inc.	Pay	OBFR + 2.00%	Monthly(b)	09/25/2026	(4,174,934)	49,909
Super Micro Computer, Inc.	Nomura Securities International, Inc.	Pay	OBFR + (0.00)%	Termination(c)	09/21/2026	(3,637,200)	470,400
Net Unrealized Appreciation (Depreciation)							$498,927

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(b)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

(c)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	Defiance ETFs

October 31, 2025 (Unaudited)

	Defiance 2X Daily	Defiance Daily	Defiance Daily	Defiance Daily	Defiance Daily
	Long Pure	Target 2X Long	Target 2X Long	Target 2X Long	Target 2X Long
	Quantum ETF	ANET ETF	AVAV ETF	AVGO ETF	CVNA ETF
ASSETS:
Investments, at value (Note 2)	$2,895,107	$1,218,877	$67,154	$22,471,922	$731,076
Segregated cash for swap contracts	28,091,584	5,164,029	714,633	71,135,193	3,825,790
Unrealized appreciation on swap contracts	3,176,065	1,146,225	408	43,076,161	27,422
Receivable for swap contracts	16,238,251	506,429	23,803	5,879,294	477,029
Receivable for investments sold	13,517,252	21,174	16,064	2,944,236	6,122
Dividends receivable	2,808	1,577	63	21,668	816
Receivable for fund shares sold	–	–	–	1,205,640	149,967
Interest receivable	–	53	–	–	–
Other assets	973	1,190	–	25,109	–
Total assets	63,922,040	8,059,554	822,125	146,759,223	5,218,222

LIABILITIES:
Payable for investments purchased	6,977,071	76,985	–	74,640	22,772
Payable for swap contracts	6,154,204	53,660	3,937	1,496,908	807,129
Due to broker	45,706	–	–	–	–
Payable to adviser (Note 4)	36,873	7,345	174	186,639	3,103
Interest payable	–	19	–	89	–
Payable for capital shares redeemed	–	–	–	1,205,640	–
Total liabilities	13,213,854	138,009	4,111	2,963,916	833,004
NET ASSETS	$50,708,186	$7,921,545	$818,014	$143,795,307	$4,385,218

NET ASSETS CONSISTS OF:
Paid-in capital	$42,238,293	$6,583,939	$783,263	$62,633,886	$5,816,742
Total distributable earnings/(accumulated losses)	8,469,893	1,337,606	34,751	81,161,421	(1,431,524)
Total net assets	$50,708,186	$7,921,545	$818,014	$143,795,307	$4,385,218

Net assets	$50,708,186	$7,921,545	$818,014	$143,795,307	$4,385,218
Shares issued and outstanding(a)	1,025,000	320,000	40,000	2,480,000	295,000
Net asset value per share	$49.47	$24.75	$20.45	$57.98	$14.87

COST:
Investments, at cost	$2,894,603	$1,218,625	$67,143	$22,467,930	$730,910

(a)	Unlimited shares authorized.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	Defiance ETFs

October 31, 2025 (Unaudited)

	Defiance Daily	Defiance Daily	Defiance Daily	Defiance Daily	Defiance Daily
	Target 2X Long	Target 2X Long	Target 2X Long	Target 2X Long	Target 2X Long
	DKNG ETF	HIMS ETF	HOOD ETF	IONQ ETF	IREN ETF
ASSETS:
Investments, at value (Note 2)	$923,478	$26,711,529	$3,535,886	$22,716,410	$10,595,149
Segregated cash for swap contracts	6,192,617	131,976,326	13,203,283	135,569,098	71,428,211
Unrealized appreciation on swap contracts	209,941	9,696,344	9,081,906	55,984,829	4,241,832
Receivable for swap contracts	234,434	–	1,486,487	11,090,032	1,606,579
Dividends receivable	1,142	11,832	1,735	12,004	1,716
Interest receivable	7	–	7,138	–	–
Receivable for investments sold	–	41,480,040	2,777,216	4,965,538	–
Receivable for fund shares sold	–	6,915,892	–	–	29,227,070
Other assets	1,047	4,319	2,673	27,024	4,253
Total assets	7,562,666	216,796,282	30,096,324	230,364,935	117,104,810

LIABILITIES:
Payable for swap contracts	309,946	4,367,917	393,387	2,709,708	923,728
Payable for investments purchased	9,347	11,741,387	145,225	488,859	5,563,544
Payable to adviser (Note 4)	4,626	195,614	32,908	204,448	13,555
Interest payable	263	6,462	139	20,442	59
Payable for capital shares redeemed	–	–	–	1,056,807	–
Total liabilities	324,182	16,311,380	571,659	4,480,264	6,500,886
NET ASSETS	$7,238,484	$200,484,902	$29,524,665	$225,884,671	$110,603,924

NET ASSETS CONSISTS OF:
Paid-in capital	$9,379,118	$167,630,388	$(4,896,418)	$129,884,442	$107,914,448
Total distributable earnings/(accumulated losses)	(2,140,634)	32,854,514	34,421,083	96,000,229	2,689,476
Total net assets	$7,238,484	$200,484,902	$29,524,665	$225,884,671	$110,603,924

Net assets	$7,238,484	$200,484,902	$29,524,665	$225,884,671	$110,603,924
Shares issued and outstanding(a)	900,000	15,625,000	660,000	4,280,000	5,490,000
Net asset value per share	$8.04	$12.83	$44.73	$52.78	$20.15

COST:
Investments, at cost	$923,285	$26,707,567	$3,388,998	$22,570,436	$10,563,791

(a)	Unlimited shares authorized.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	Defiance ETFs

October 31, 2025 (Unaudited)

	Defiance Daily	Defiance Daily	Defiance Daily	Defiance Daily	Defiance Daily
	Target 2X Long	Target 2X Long	Target 2X Long	Target 2X Long	Target 2X Long
	JPM ETF	LLY ETF	LMND ETF	MP ETF	MSTR ETF
ASSETS:
Investments, at value (Note 2)	$932,215	$9,738,734	$298,248	$396,560	$89,746,986
Segregated cash for swap contracts	1,550,360	19,729,736	1,026,982	7,914,103	484,065,063
Receivable for swap contracts	216,733	3,508,167	348,886	1,356,946	33,552,904
Unrealized appreciation on swap contracts	121,512	18,522,882	446,903	–	29,899,465
Dividends receivable	1,019	7,824	104	217	74,052
Receivable for investments sold	682	7,653,862	2,719	–	–
Interest receivable	–	12,333	–	–	4
Deposit at broker for option contracts	–	–	–	–	490,211
Other assets	70	6,116	–	584	–
Total assets	2,822,591	59,179,654	2,123,842	9,668,410	637,828,685

LIABILITIES:
Payable for swap contracts	32,926	707,493	340,279	1,420,987	20,865,326
Payable for investments purchased	10,866	268,438	28,163	154,024	13,832,301
Unrealized depreciation on swap contracts	–	–	–	251,284	–
Payable to adviser (Note 4)	2,417	73,110	647	1,275	826,775
Interest payable	–	–	108	1,751	5,070
Payable for capital shares redeemed	–	1,739,150	–	447,960	20,257,646
Total liabilities	46,209	2,788,191	369,197	2,277,281	55,787,118
NET ASSETS	$2,776,382	$56,391,463	$1,754,645	$7,391,129	$582,041,567

NET ASSETS CONSISTS OF:
Paid-in capital	$2,537,003	$22,048,608	$1,353,886	$9,222,384	$1,754,708,867
Total distributable earnings/(accumulated losses)	239,379	34,342,855	400,759	(1,831,255)	(1,172,667,300)
Total net assets	$2,776,382	$56,391,463	$1,754,645	$7,391,129	$582,041,567

Net assets	$2,776,382	$56,391,463	$1,754,645	$7,391,129	$582,041,567
Shares issued and outstanding(a)	130,000	3,245,000	70,000	660,000	42,045,000
Net asset value per share	$21.36	$17.38	$25.07	$11.20	$13.84

COST:
Investments, at cost	$929,243	$9,736,542	$290,519	$396,473	$89,731,179

(a)	Unlimited shares authorized.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	Defiance ETFs

October 31, 2025 (Unaudited)

	Defiance Daily	Defiance Daily	Defiance Daily	Defiance Daily	Defiance Daily
	Target 2X Long	Target 2X Long	Target 2X Long	Target 2X Long	Target 2X Long
	NVO ETF	OKLO ETF	ORCL ETF	OSCR ETF	PM ETF
ASSETS:
Investments, at value (Note 2)	$14,010,816	$28,370,787	$22,820,159	$634,257	$50,429
Segregated cash for swap contracts	66,213,247	111,132,872	192,547,556	7,716,422	511,086
Unrealized appreciation on swap contracts	–	55,572,095	8,337,246	–	–
Receivable for swap contracts	4,539,348	16,646,048	6,182,933	1,620,252	13,722
Receivable for investments sold	1,542,450	53,029,904	235,875	1,238,459	1,950
Dividends receivable	13,255	8,266	131,907	1,114	139
Interest receivable	–	–	5	–	–
Receivable for fund shares sold	–	9,027,564	20,166,425	–	–
Other assets	–	29,413	20,869	18	182
Total assets	86,319,116	273,816,949	250,442,975	11,210,522	577,508

LIABILITIES:
Unrealized depreciation on swap contracts	2,262,227	–	–	52,801	38,295
Payable for swap contracts	1,813,631	3,450,151	2,135,548	2,538,655	44,943
Payable for investments purchased	120,883	55,737,059	1,914,678	405,923	30,087
Payable to adviser (Note 4)	100,397	223,312	298,967	6,992	795
Interest payable	1,063	52,108	1,966	–	25
Payable for capital shares redeemed	–	10,306,712	–	–	–
Payable for expenses and other liabilities	2,952	–	–	–	–
Total liabilities	4,301,153	69,769,342	4,351,159	3,004,371	114,145
NET ASSETS	$82,017,963	$204,047,607	$246,091,816	$8,206,151	$463,363

NET ASSETS CONSISTS OF:
Paid-in capital	$102,946,734	$116,604,780	$292,167,266	$10,855,186	$620,184
Total distributable earnings/(accumulated losses)	(20,928,771)	87,442,827	(46,075,450)	(2,649,035)	(156,821)
Total net assets	$82,017,963	$204,047,607	$246,091,816	$8,206,151	$463,363

Net assets	$82,017,963	$204,047,607	$246,091,816	$8,206,151	$463,363
Shares issued and outstanding(a)	3,744,375	2,765,000	7,360,000	470,000	30,000
Net asset value per share	$21.90	$73.80	$33.44	$17.46	$15.45

COST:
Investments, at cost	$14,084,784	$28,684,131	$22,814,593	$634,104	$50,419

(a)	Unlimited shares authorized.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	Defiance ETFs

October 31, 2025 (Unaudited)

	Defiance Daily	Defiance Daily	Defiance Daily	Defiance Daily	Defiance Daily
	Target 2X Long QS	Target 2X Long	Target 2X Long	Target 2X Long	Target 2X Long
	ETF	RGTI ETF	RIOT ETF	RKLB ETF	SMCI ETF
ASSETS:
Investments, at value (Note 2)	$639,238	$10,744,831	$3,824,117	$11,943,946	$27,093,814
Segregated cash for swap contracts	7,021,339	58,154,218	17,760,925	28,479,359	94,815,865
Unrealized appreciation on swap contracts	3,256,001	100,019,308	20,378,576	44,184,367	102,602,150
Receivable for swap contracts	–	39,904,397	4,293,267	11,380,340	4,253,631
Receivable for investments sold	5,645	23,041,975	8,648,925	14,873,037	32,307,731
Dividends receivable	237	11,583	3,195	8,775	28,620
Receivable for fund shares sold	–	6,314	1,938,126	–	–
Interest receivable	–	–	–	6,979	10,276
Deposit at broker for option contracts	–	–	–	–	9,986
Other assets	–	25,539	14,834	19,316	50,462
Total assets	10,922,460	231,908,165	56,861,965	110,896,119	261,172,535

LIABILITIES:
Payable for capital shares redeemed	966,868	15,567,636	–	–	1,266,711
Payable for swap contracts	32,944	7,581,864	1,085,970	2,549,363	7,946,413
Payable for investments purchased	12,490	61,012,819	13,364,445	738,991	11,710,732
Payable to adviser (Note 4)	1,030	209,242	48,731	177,437	329,228
Unrealized depreciation on swap contracts	–	–	237,700	–	–
Interest payable	6	81,285	27,273	22	1,077
Total liabilities	1,013,338	84,452,846	14,764,119	3,465,813	21,254,161
NET ASSETS	$9,909,122	$147,455,319	$42,097,846	$107,430,306	$239,918,374

NET ASSETS CONSISTS OF:
Paid-in capital	$7,002,069	$(38,391,182)	$6,197,627	$(50,748,805)	$165,764,299
Total distributable earnings	2,907,053	185,846,501	35,900,219	158,179,111	74,154,075
Total net assets	$9,909,122	$147,455,319	$42,097,846	$107,430,306	$239,918,374

Net assets	$9,909,122	$147,455,319	$42,097,846	$107,430,306	$239,918,374
Shares issued and outstanding(a)	410,000	2,280,000	1,305,000	2,370,000	5,692,477
Net asset value per share	$24.17	$64.67	$32.26	$45.33	$42.15

COST:
Investments, at cost	$639,128	$10,742,199	$3,893,781	$11,909,136	$27,083,767

(a)	Unlimited shares authorized.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	Defiance ETFs

October 31, 2025 (Unaudited)

	Defiance Daily	Defiance Daily	Defiance Daily	Defiance Daily	Defiance Daily
	Target 2X Long	Target 2X Long	Target 2X Long	Target 2X Short	Target 2X Short
	SOFI ETF	SOUN ETF	VST ETF	IONQ ETF	LLY ETF
ASSETS:
Investments, at value (Note 2)	$15,942,422	$3,551,000	$2,074,359	$5,161,847	$357,469
Receivable for swap contracts	2,005,619	2,299,874	30,408	–	57,440
Segregated cash for swap contracts	41,475,896	20,840,778	4,631,208	23,630,309	1,113,969
Unrealized appreciation on swap contracts	41,049,936	9,746,142	51,344	793,104	–
Receivable for investments sold	4,725,614	2,751,613	7,887	32,717,385	13,397
Dividends receivable	12,343	3,887	1,330	5,611	777
Interest receivable	1,137	1,491	–	4,635	–
Receivable for fund shares sold	–	952,468	–	–	–
Deposit at broker for other investments	–	72,799	–	–	–
Other assets	20,570	6,793	360	21,511	45
Total assets	105,233,537	40,226,845	6,796,896	62,334,402	1,543,097

LIABILITIES:
Payable for swap contracts	1,374,342	1,623,537	107,825	5,807,615	44,142
Payable for capital shares redeemed	458,511	–	–	8,256,798	–
Unrealized depreciation on swap contracts	–	–	–	3,066,520	86,781
Payable for investments purchased	453,143	485,301	1,714	891,014	29,290
Payable to adviser (Note 4)	127,715	50,271	5,783	109,859	1,542
Interest payable	–	433	–	204	36
Total liabilities	2,413,711	2,159,542	115,322	18,132,010	161,791
NET ASSETS	$102,819,826	$38,067,303	$6,681,574	$44,202,392	$1,381,306

NET ASSETS CONSISTS OF:
Paid-in capital	$12,670,430	$6,197,253	$7,743,436	$50,756,484	$1,892,504
Total distributable earnings/(accumulated losses)	90,149,396	31,870,050	(1,061,862)	(6,554,092)	(511,198)
Total net assets	$102,819,826	$38,067,303	$6,681,574	$44,202,392	$1,381,306

Net assets	$102,819,826	$38,067,303	$6,681,574	$44,202,392	$1,381,306
Shares issued and outstanding(a)	2,240,000	800,000	370,000	2,223,333	100,000
Net asset value per share	$45.90	$47.58	$18.06	$19.88	$13.81

COST:
Investments, at cost	$15,938,677	$3,586,680	$2,076,970	$5,160,698	$357,391

(a)	Unlimited shares authorized.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	Defiance ETFs

October 31, 2025 (Unaudited)

	Defiance Daily	Defiance Daily	Defiance Daily	Defiance Daily	Defiance Daily
	Target 2X Short	Target 2X Short	Target 2X Short	Target 2X Short	Target 2X Short
	MSTR ETF	PLTR ETF	QBTS ETF	RGTI ETF	SMCI ETF
ASSETS:
Investments, at value (Note 2)	$2,650,908	$15,398,079	$3,892,269	$18,796,639	$795,556
Segregated cash for swap contracts	10,581,667	54,866,075	27,042,789	51,694,608	3,306,087
Receivable for investments sold	8,079,965	–	8,285,001	56,093,081	3,034,278
Unrealized appreciation on swap contracts	1,431,555	–	–	–	520,309
Receivable for swap contracts	–	7,656	3,962,097	745,688	11,935
Dividends receivable	5,506	14,729	1,809	3,327	1,327
Interest receivable	4,523	917	–	123	–
Receivable for fund shares sold	–	–	7,985,396	–	–
Other assets	16,565	2,785	2	7	6,697
Total assets	22,770,689	70,290,241	51,169,363	127,333,473	7,676,189

LIABILITIES:
Payable for capital shares redeemed	1,106,739	–	1,050,710	3,226,598	1,640,352
Unrealized depreciation on swap contracts	–	1,453,130	4,768,375	15,520,601	21,382
Payable for swap contracts	146,704	7,373	7,130,238	7,796,697	25,096
Payable to adviser (Note 4)	24,298	86,829	17,176	67,055	11,977
Interest payable	301	879	437	–	–
Payable for investments purchased	–	119,006	804,945	22,858,747	39,033
Total liabilities	1,278,042	1,667,217	13,771,881	49,469,698	1,737,840
NET ASSETS	$21,492,647	$68,623,024	$37,397,482	$77,863,775	$5,938,349

NET ASSETS CONSISTS OF:
Paid-in capital	$26,986,730	$92,800,940	$41,491,383	$57,175,163	$7,069,850
Total distributable earnings/(accumulated losses)	(5,494,083)	(24,177,916)	(4,093,901)	20,688,612	(1,131,501)
Total net assets	$21,492,647	$68,623,024	$37,397,482	$77,863,775	$5,938,349

Net assets	$21,492,647	$68,623,024	$37,397,482	$77,863,775	$5,938,349
Shares issued and outstanding(a)	582,976	3,056,250	3,560,000	7,000,000	253,750
Net asset value per share	$36.87	$22.45	$10.50	$11.12	$23.40

COST:
Investments, at cost	$2,650,277	$15,394,355	$3,891,879	$18,794,629	$795,371

(a)	Unlimited shares authorized.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Defiance ETFs

For the Periods Ended October 31, 2025 (Unaudited)

	Defiance 2X Daily	Defiance Daily	Defiance Daily	Defiance Daily	Defiance Daily
	Long Pure Quantum	Target 2X Long	Target 2X Long	Target 2X Long	Target 2X Long
	ETF(a)	ANET ETF(b)	AVAV ETF(c)	AVGO ETF	CVNA ETF(d)
INVESTMENT INCOME:
Dividend income	$3,485	$2,545	$63	$113,465	$2,957
Interest income	1,986	900	11	25,595	4,759
Total investment income	5,471	3,445	74	139,060	7,718

EXPENSES:
Investment advisory fee (Note 4)	49,302	10,805	174	680,226	11,200
Interest expense	–	60	–	1,185	–
Total expenses	49,302	10,865	174	681,411	11,200
NET INVESTMENT LOSS	(43,831)	(7,420)	(100)	(542,351)	(3,482)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	–	12,686	–	(6,316,482)	(10,632)
Swap contracts	5,337,155	185,863	34,432	58,955,299	(1,444,998)
Net realized gain (loss)	5,337,155	198,549	34,432	52,638,817	(1,455,630)
Net change in unrealized appreciation (depreciation) on:
Investments	504	252	11	(767,910)	166
Swap contracts	3,176,065	1,146,225	408	46,745,643	27,422
Net change in unrealized appreciation (depreciation)	3,176,569	1,146,477	419	45,977,733	27,588
Net realized and unrealized gain (loss)	8,513,724	1,345,026	34,851	98,616,550	(1,428,042)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,469,893	$1,337,606	$34,751	$98,074,199	$(1,431,524)

(a)	Inception date of the Fund was August 6, 2025.
(b)	Inception date of the Fund was September 3, 2025.
(c)	Inception date of the Fund was October 23, 2025.
(d)	Inception date of the Fund was May 28, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Defiance ETFs

For the Periods Ended October 31, 2025 (Unaudited)

	Defiance Daily	Defiance Daily	Defiance Daily	Defiance Daily	Defiance Daily
	Target 2X Long	Target 2X Long	Target 2X Long	Target 2X Long	Target 2X Long
	DKNG ETF(a)	HIMS ETF	HOOD ETF	IONQ ETF	IREN ETF(b)
INVESTMENT INCOME:
Dividend income	$2,498	$130,732	$30,138	$63,276	$1,716
Interest income	724	44,249	3,992	13,909	1,918
Total investment income	3,222	174,981	34,130	77,185	3,634

EXPENSES:
Investment advisory fee (Note 4)	8,954	811,223	122,697	634,668	13,555
Interest expense	304	13,500	151	30,408	59
Total expenses	9,258	824,723	122,848	665,076	13,614
NET INVESTMENT LOSS	(6,036)	(649,742)	(88,718)	(587,891)	(9,980)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(17,503)	4,859,276	3,247,547	(13,321,378)	–
Swap contracts	(2,327,229)	16,956,500	21,187,472	50,510,537	(1,573,734)
Net realized gain (loss)	(2,344,732)	21,815,776	24,435,019	37,189,159	(1,573,734)
Net change in unrealized appreciation (depreciation) on:
Investments	193	(110,912)	99,387	(31,417)	31,358
Swap contracts	209,941	9,696,344	9,081,906	55,984,829	4,241,832
Net change in unrealized appreciation (depreciation)	210,134	9,585,432	9,181,293	55,953,412	4,273,190
Net realized and unrealized gain (loss)	(2,134,598)	31,401,208	33,616,312	93,142,571	2,699,456
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,140,634)	$30,751,466	$33,527,594	$92,554,680	$2,689,476

(a)	Inception date of the Fund was July 30, 2025.
(b)	Inception date of the Fund was October 20, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Defiance ETFs

For the Periods Ended October 31, 2025 (Unaudited)

	Defiance Daily	Defiance Daily	Defiance Daily	Defiance Daily	Defiance Daily
	Target 2X Long	Target 2X Long	Target 2X Long	Target 2X Long MP	Target 2X Long
	JPM ETF(a)	LLY ETF	LMND ETF(b)	ETF(c)	MSTR ETF
INVESTMENT INCOME:
Dividend income	$4,864	$66,978	$104	$217	$989,405
Interest income	5,150	32,465	31	163	60,587
Total investment income	10,014	99,443	135	380	1,049,992

EXPENSES:
Investment advisory fee (Note 4)	6,611	344,108	648	1,275	6,911,811
Interest expense	–	–	108	1,744	21,362
Total expenses	6,611	344,108	756	3,019	6,933,173
NET INVESTMENT INCOME/(LOSS)	3,403	(244,665)	(621)	(2,639)	(5,883,181)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,072)	1,344,344	126	(2,993)	(21,269,203)
Swap contracts	113,564	15,027,534	(53,378)	(1,574,426)	(310,697,836)
Net realized gain (loss)	111,492	16,371,878	(53,252)	(1,577,419)	(331,967,039)
Net change in unrealized appreciation (depreciation) on:
Investments	2,972	(72,236)	7,729	87	(11,673,385)
Swap contracts	121,512	17,425,569	446,903	(251,284)	(422,783,569)
Net change in unrealized appreciation (depreciation)	124,484	17,353,333	454,632	(251,197)	(434,456,954)
Net realized and unrealized gain (loss)	235,976	33,725,211	401,380	(1,828,609)	(766,423,993)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$239,379	$33,480,545	$400,759	$(1,831,255)	$(772,307,174)

(a)	Inception date of the Fund was July 23, 2025.
(b)	Inception date of the Fund was October 15, 2025.
(c)	Inception date of the Fund was October 20, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Defiance ETFs

For the Periods Ended October 31, 2025 (Unaudited)

	Defiance Daily	Defiance Daily	Defiance Daily	Defiance Daily	Defiance Daily
	Target 2X Long	Target 2X Long	Target 2X Long	Target 2X Long	Target 2X Long PM
	NVO ETF	OKLO ETF(a)	ORCL ETF	OSCR ETF(b)	ETF(c)
INVESTMENT INCOME:
Dividend income	$90,459	$24,216	$77,870	$1,116	$373
Less: Issuance fees	(645)	–	–	–	–
Less: Dividend withholding taxes	(7,132)	–	–	–	–
Interest income	23,395	23,888	42,206	604	25
Total investment income	106,077	48,104	120,076	1,720	398

EXPENSES:
Investment advisory fee (Note 4)	288,716	405,539	533,449	7,167	1,693
Interest expense	1,060	75,729	6,539	–	62
Total expenses	289,776	481,268	539,988	7,167	1,755
NET INVESTMENT LOSS	(183,699)	(433,164)	(419,912)	(5,447)	(1,357)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	33,106	(6,364,007)	(645,814)	(30,514)	325
Swap contracts	(17,007,734)	38,981,247	(52,262,006)	(2,560,427)	(117,504)
Net realized gain (loss)	(20,913,710)	32,617,240	(52,907,820)	(2,590,941)	(117,179)
Net change in unrealized appreciation (depreciation) on:
Investments	(89,471)	(313,344)	(12,325)	154	10
Swap contracts	(1,799,355)	55,572,095	8,212,302	(52,801)	(38,295)
Net change in unrealized appreciation (depreciation)	(1,888,826)	55,258,751	8,199,977	(52,647)	(38,285)
Net realized and unrealized gain (loss)	(18,863,454)	87,875,991	(44,707,843)	(2,643,588)	(155,464)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(19,047,153)	$87,442,827	$(45,127,755)	$(2,649,035)	$(156,821)

(a)	Inception date of the Fund was June 23, 2025.
(b)	Inception date of the Fund was September 24, 2025.
(c)	Inception date of the Fund was September 3, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Defiance ETFs

For the Periods Ended October 31, 2025 (Unaudited)

	Defiance Daily	Defiance Daily	Defiance Daily	Defiance Daily	Defiance Daily
	Target 2X Long QS	Target 2X Long	Target 2X Long	Target 2X Long	Target 2X Long
	ETF(a)	RGTI ETF	RIOT ETF	RKLB ETF	SMCI ETF
INVESTMENT INCOME:
Dividend income	$238	$32,703	$33,678	$72,727	$232,806
Interest income	141	16,397	2,905	24,632	25,777
Total investment income	379	49,100	36,583	97,359	258,583

EXPENSES:
Investment advisory fee (Note 4)	1,031	428,222	159,595	441,023	1,927,940
Interest expense	6	87,145	37,898	166	22,468
Total expenses	1,037	515,367	197,493	441,189	1,950,408
NET INVESTMENT LOSS	(658)	(466,267)	(160,910)	(343,830)	(1,691,825)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,052)	37,076,959	7,490,081	43,473,717	58,955
Swap contracts	(346,348)	48,769,849	25,174,916	70,398,539	89,578,645
Net realized gain (loss)	(348,400)	85,846,808	32,664,997	113,872,256	89,637,600
Net change in unrealized appreciation (depreciation) on:
Investments	110	(8,147)	(93,353)	(12,464)	(179,869)
Swap contracts	3,256,001	100,019,308	20,244,526	44,184,367	126,306,614
Net change in unrealized appreciation (depreciation)	3,256,111	100,011,161	20,151,173	44,171,903	126,126,745
Net realized and unrealized gain (loss)	2,907,711	185,857,969	52,816,170	158,044,159	215,764,345
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,907,053	$185,391,702	$52,655,260	$157,700,329	$214,072,520

(a)	Inception date of the Fund was October 20, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Defiance ETFs

For the Periods Ended October 31, 2025 (Unaudited)

	Defiance Daily	Defiance Daily	Defiance Daily	Defiance Daily	Defiance Daily
	Target 2X Long	Target 2X Long	Target 2X Long	Target 2X Short	Target 2X Short
	SOFI ETF	SOUN ETF(a)	VST ETF(b)	IONQ ETF(a)	LLY ETF(c)
INVESTMENT INCOME:
Dividend income	$87,924	$13,697	$2,876	$16,247	$1,704
Interest income	23,960	4,290	8,576	29,118	311
Total investment income	111,884	17,987	11,452	45,365	2,015

EXPENSES:
Investment advisory fee (Note 4)	383,921	98,380	12,777	168,415	2,568
Interest expense	148	534	–	368	36
Total expenses	384,069	98,914	12,777	168,783	2,604
NET INVESTMENT LOSS	(272,185)	(80,927)	(1,325)	(123,418)	(589)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	21,327,281	13,158,529	(33,195)	1,468	–
Swap contracts	33,809,483	9,081,986	(1,076,075)	(4,159,875)	(423,906)
Net realized gain (loss)	55,136,764	22,240,515	(1,109,270)	(4,158,407)	(423,906)
Net change in unrealized appreciation (depreciation) on:
Investments	(185,144)	(35,680)	(2,611)	1,149	78
Swap contracts	42,223,036	9,746,142	51,344	(2,273,416)	(86,781)
Net change in unrealized appreciation (depreciation)	42,037,892	9,710,462	48,733	(2,272,267)	(86,703)
Net realized and unrealized gain (loss)	97,174,656	31,950,977	(1,060,537)	(6,430,674)	(510,609)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$96,902,471	$31,870,050	$(1,061,862)	$(6,554,092)	$(511,198)

(a)	Inception date of the Fund was June 23, 2025.
(b)	Inception date of the Fund was July 21, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Defiance ETFs

For the Periods Ended October 31, 2025 (Unaudited)

	Defiance Daily	Defiance Daily	Defiance Daily	Defiance Daily	Defiance Daily
	Target 2X Short	Target 2X Short	Target 2X Short	Target 2X Short	Target 2X Short
	MSTR ETF	PLTR ETF(a)	QBTS ETF(b)	RGTI ETF(c)	SMCI ETF
INVESTMENT INCOME:
Dividend income	$72,848	$94,112	$1,811	$3,334	$21,789
Interest income	20,604	34,732	1,080	8,802	710
Total investment income	93,452	128,844	2,891	12,136	22,499

EXPENSES:
Investment advisory fee (Note 4)	220,727	231,469	17,176	67,055	78,258
Interest expense	395	2,158	437	42	272
Total expenses	221,122	233,627	17,613	67,097	78,530
NET INVESTMENT LOSS	(127,670)	(104,783)	(14,722)	(54,961)	(56,031)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	–	3	–	–	–
Swap contracts	6,507,992	(22,623,730)	688,806	36,262,164	(1,758,965)
Net realized gain (loss)	6,507,992	(22,623,727)	688,806	36,262,164	(1,758,965)
Net change in unrealized appreciation (depreciation) on:
Investments	631	3,724	390	2,010	185
Swap contracts	2,692,932	(1,453,130)	(4,768,375)	(15,520,601)	498,927
Net change in unrealized appreciation (depreciation)	2,693,563	(1,449,406)	(4,767,985)	(15,518,591)	499,112
Net realized and unrealized gain (loss)	9,201,555	(24,073,133)	(4,079,179)	20,743,573	(1,259,853)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,073,885	$(24,177,916)	$(4,093,901)	$20,688,612	$(1,315,884)

(a)	Inception date of the Fund was June 5, 2025.
(b)	Inception date of the Fund was October 6, 2025.
(c)	Inception date of the Fund was October 8, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Defiance ETFs

For the Periods Ended October 31, 2025 (Unaudited)

	Defiance 2X Daily Long Pure Quantum ETF	Defiance Daily Target 2X Long ANET ETF	Defiance Daily Target 2X Long AVAV ETF
	Period ended October 31, 2025(a) (Unaudited)	Period ended October 31, 2025(b) (Unaudited)	Period ended October 31, 2025(c) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(43,831)	$(7,420)	$(100)
Net realized gain (loss)	5,337,155	198,549	34,432
Net change in unrealized appreciation (depreciation)	3,176,569	1,146,477	419
Net increase (decrease) in net assets from operations	8,469,893	1,337,606	34,751

CAPITAL TRANSACTIONS:
Shares sold	42,623,778	7,909,053	1,433,474
Shares redeemed	(385,485)	(1,325,114)	(650,211)
Net increase (decrease) in net assets from capital transactions	42,238,293	6,583,939	783,263

NET INCREASE (DECREASE) IN NET ASSETS	50,708,186	7,921,545	818,014

NET ASSETS:
Beginning of the period	–	–	–
End of the period	$50,708,186	$7,921,545	$818,014

SHARES TRANSACTIONS
Shares sold	1,050,000	380,000	70,000
Shares redeemed	(25,000)	(60,000)	(30,000)
Total increase (decrease) in shares outstanding	1,025,000	320,000	40,000

(a)	Inception date of the Fund was August 6, 2025.
(b)	Inception date of the Fund was September 3, 2025.
(c)	Inception date of the Fund was October 23, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Defiance ETFs

For the Periods Ended October 31, 2025 (Unaudited)

	Defiance Daily Target 2X Long AVGO ETF		Defiance Daily Target 2X Long CVNA ETF	Defiance Daily Target 2X Long DKNG ETF
	Period ended October 31, 2025 (Unaudited)	Period ended April 30, 2025(a)	Period ended October 31, 2025(b) (Unaudited)	Period ended October 31, 2025(c) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(542,351)	$(240,336)	$(3,482)	$(6,036)
Net realized gain (loss)	52,638,817	(12,972,027)	(1,455,630)	(2,344,732)
Net change in unrealized appreciation (depreciation)	45,977,733	(2,897,610)	27,588	210,134
Net increase (decrease) in net assets from operations	98,074,199	(16,109,973)	(1,431,524)	(2,140,634)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	–	(806,878)	–	–
Total distributions to shareholders	–	(806,878)	–	–

CAPITAL TRANSACTIONS:
Shares sold	645,866,102	200,800,441	13,198,836	10,153,580
Shares redeemed	(672,261,953)	(111,766,631)	(7,382,094)	(774,462)
Net increase (decrease) in net assets from capital transactions	(26,395,851)	89,033,810	5,816,742	9,379,118

NET INCREASE (DECREASE) IN NET ASSETS	71,678,348	72,116,959	4,385,218	7,238,484

NET ASSETS:
Beginning of the period	72,116,959	–	–	–
End of the period	$143,795,307	$72,116,959	$4,385,218	$7,238,484

SHARES TRANSACTIONS
Shares sold	12,810,000	8,435,000	620,000	915,000
Shares redeemed	(14,300,000)	(4,465,000)	(325,000)	(40,000)
Total increase (decrease) in shares outstanding	(1,490,000)	3,970,000	295,000	875,000

(a)	Inception date of the Fund was August 21, 2024.
(b)	Inception date of the Fund was May 28, 2025.
(c)	Inception date of the Fund was July 30, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Defiance ETFs

For the Periods Ended October 31, 2025 (Unaudited)

	Defiance Daily Target 2X Long HIMS ETF		Defiance Daily Target 2X Long HOOD ETF
	Period ended October 31, 2025 (Unaudited)	Period ended April 30, 2025(a)	Period ended October 31, 2025 (Unaudited)	Period ended April 30, 2025(b)
OPERATIONS:
Net investment income (loss)	$(649,742)	$(6,670)	$(88,718)	$(2,516)
Net realized gain (loss)	21,815,776	1,994,844	24,435,019	848,504
Net change in unrealized appreciation (depreciation)	9,585,432	114,874	9,181,293	47,501
Net increase (decrease) in net assets from operations	30,751,466	2,103,048	33,527,594	893,489

CAPITAL TRANSACTIONS:
Shares sold	1,087,251,473	18,981,155	150,720,832	5,070,805
Shares redeemed	(935,082,443)	(3,519,797)	(158,661,335)	(2,026,720)
Net increase (decrease) in net assets from capital transactions	152,169,030	15,461,358	(7,940,503)	3,044,085

NET INCREASE (DECREASE) IN NET ASSETS	182,920,496	17,564,406	25,587,091	3,937,574

NET ASSETS:
Beginning of the period	17,564,406	–	3,937,574	–
End of the period	$200,484,902	$17,564,406	$29,524,665	$3,937,574

SHARES TRANSACTIONS
Shares sold	54,415,000	1,400,000	1,135,000	250,000
Shares redeemed	(39,915,000)	(275,000)	(1,120,000)	(100,000)
Stock split	–	–	495,000 (c)	–
Total increase (decrease) in shares outstanding	14,500,000	1,125,000	510,000	150,000

(a)	Inception date of the Fund was March 12, 2025.
(b)	Inception date of the Fund was March 18, 2025.
(c)	Share amounts for the Fund have been adjusted for a 4 for 1 stock split effective on December 9, 2025 (Note 11)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Defiance ETFs

For the Periods Ended October 31, 2025 (Unaudited)

	Defiance Daily Target 2X Long IONQ ETF		Defiance Daily Target 2X Long IREN ETF	Defiance Daily Target 2X Long JPM ETF
	Period ended October 31, 2025 (Unaudited)	Period ended April 30, 2025(a)	Period ended October 31, 2025(b) (Unaudited)	Period ended October 31, 2025(c) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(587,891)	$(21,294)	$(9,980)	$3,403
Net realized gain (loss)	37,189,159	3,289,453	(1,573,734)	111,492
Net change in unrealized appreciation (depreciation)	55,953,412	177,390	4,273,190	124,484
Net increase (decrease) in net assets from operations	92,554,680	3,445,549	2,689,476	239,379

CAPITAL TRANSACTIONS:
Shares sold	887,199,899	28,285,865	107,914,448	2,537,003
Shares redeemed	(778,022,957)	(7,578,365)	–	–
Net increase (decrease) in net assets from capital transactions	109,176,942	20,707,500	107,914,448	2,537,003

NET INCREASE (DECREASE) IN NET ASSETS	201,731,622	24,153,049	110,603,924	2,776,382

NET ASSETS:
Beginning of the period	24,153,049	–	–	–
End of the period	$225,884,671	$24,153,049	$110,603,924	$2,776,382

SHARES TRANSACTIONS
Shares sold	7,990,000	975,000	5,490,000	130,000
Shares redeemed	(6,550,000)	(275,000)	–	–
Stock split	2,140,000 (d)	–	–	–
Total increase (decrease) in shares outstanding	3,580,000	700,000	5,490,000	130,000

(a)	Inception date of the Fund was March 11, 2025.
(b)	Inception date of the Fund was October 20, 2025.
(c)	Inception date of the Fund was July 23, 2025.
(d)	Share amounts for the Fund have been adjusted for a 2 for 1 stock split effective on December 9, 2025 (Note 11).

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Defiance ETFs

For the Periods Ended October 31, 2025 (Unaudited)

	Defiance Daily Target 2X Long LLY ETF		Defiance Daily Target 2X Long LMND ETF	Defiance Daily Target 2X Long MP ETF
	Period ended October 31, 2025 (Unaudited)	Period ended April 30, 2025(a)	Period ended October 31, 2025(b) (Unaudited)	Period ended October 31, 2025(c) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(244,666)	$(80,796)	$(621)	$(2,639)
Net realized gain (loss)	16,371,878	(228,635)	(53,153)	(1,577,419)
Net change in unrealized appreciation (depreciation)	17,353,333	1,171,741	454,533	(251,197)
Net increase (decrease) in net assets from operations	33,480,545	862,310	400,759	(1,831,255)

CAPITAL TRANSACTIONS:
Shares sold	171,276,379	34,604,179	1,353,886	9,670,344
Shares redeemed	(167,595,742)	(16,236,208)	–	(447,960)
Net increase (decrease) in net assets from capital transactions	3,680,637	18,367,971	1,353,886	9,222,384

NET INCREASE (DECREASE) IN NET ASSETS	37,161,182	19,230,281	1,754,645	7,391,129

NET ASSETS:
Beginning of the period	19,230,281	–	–	–
End of the period	$56,391,463	$19,230,281	$1,754,645	$7,391,129

SHARES TRANSACTIONS
Shares sold	13,860,000	1,635,000	70,000	700,000
Shares redeemed	(11,480,000)	(770,000)	–	(40,000)
Total increase (decrease) in shares outstanding	2,380,000	865,000	70,000	660,000

(a)	Inception date of the Fund was August 7, 2024.
(b)	Inception date of the Fund was October 15, 2025.
(c)	Inception date of the Fund was October 20, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Defiance ETFs

For the Periods Ended October 31, 2025 (Unaudited)

	Defiance Daily Target 2X Long MSTR ETF		Defiance Daily Target 2X Long NVO ETF
	Period ended October 31, 2025 (Unaudited)	Period ended April 30, 2025(a)	Period ended October 31, 2025 (Unaudited)		Period ended April 30, 2025(b)
OPERATIONS:
Net investment income (loss)	$(5,883,181)	$(5,830,687)	$(183,699)		$(2,691)
Net realized gain (loss)	(331,967,039)	(506,146,629)	(16,974,628)		(1,431,558)
Net change in unrealized appreciation (depreciation)	(434,456,954)	464,372,226	(1,888,826)		(447,369)
Net increase (decrease) in net assets from operations	(772,307,174)	(47,605,090)	(19,047,153)		(1,881,618)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	–	(352,755,036)	–		–
Total distributions to shareholders	–	(352,755,036)	–		–

CAPITAL TRANSACTIONS:
Shares sold	1,087,677,44	2,916,653,743	166,797,900		6,661,135
Shares redeemed	(1,399,752,797)	(849,869,525)	(69,147,482)		(1,364,819)
Net increase (decrease) in net assets from capital transactions	(312,075,351)	2,066,784,218	97,650,418		5,296,316

NET INCREASE (DECREASE) IN NET ASSETS	(1,084,382,525)	1,666,424,092	78,603,265		3,414,698

NET ASSETS:
Beginning of the period	1,666,424,092	–	3,414,698		–
End of the period	$582,041,567	$1,666,424,092	$82,017,963		$3,414,698

SHARES TRANSACTIONS
Shares sold	44,770,000	62,375,000	48,310,000		700,000
Shares redeemed	(45,300,000)	(19,800,000)	(18,900,000)		(155,000)
Reverse stock split	–	–	(26,210,625	)(c)	–
Total increase (decrease) in shares outstanding	(530,000)	42,575,000	3,199,375		545,000

(a)	Inception date of the Fund was August 14, 2024.
(b)	Inception date of the Fund was December 2, 2024.
(c)	Share amounts for the Fund have been adjusted for a 1 for 8 reverse stock split effective on December 9, 2025 (Note 11).

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Defiance ETFs

For the Periods Ended October 31, 2025 (Unaudited)

	Defiance Daily Target 2X Long OKLO ETF	Defiance Daily Target 2X Long ORCL ETF		Defiance Daily Target 2X Long OSCR ETF
	Period ended October 31, 2025(a) (Unaudited)	Period ended October 31, 2025 (Unaudited)	Period ended April 30, 2025(b)	Period ended October 31, 2025(c) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(433,164)	$(419,912)	$(3,390)	$(5,447)
Net realized gain (loss)	32,617,240	(52,907,820)	(1,087,140)	(2,590,941)
Net change in unrealized appreciation (depreciation)	55,258,751	8,199,977	142,835	(52,647)
Net increase (decrease) in net assets from operations	87,442,827	(45,127,755)	(947,695)	(2,649,035)

CAPITAL TRANSACTIONS:
Shares sold	1,022,215,015	376,868,752	4,990,968	10,855,186
Shares redeemed	(905,610,235)	(88,467,340)	(1,225,114)	–
Net increase (decrease) in net assets from capital transactions	116,604,780	288,401,412	3,765,854	10,855,186

NET INCREASE (DECREASE) IN NET ASSETS	204,047,607	243,273,657	2,818,159	8,206,151

NET ASSETS:
Beginning of the period	–	2,818,159	–	–
End of the period	$204,047,607	$246,091,816	$2,818,159	$8,206,151

SHARES TRANSACTION
Shares sold	13,955,000	9,210,000	315,000	470,000
Shares redeemed	(11,190,000)	(2,080,000)	(85,000)	–
Total increase (decrease) in shares outstanding	2,765,000	7,130,000	230,000	470,000

(a)	Inception date of the Fund was June 23, 2025.
(b)	Inception date of the Fund was February 6, 2025.
(c)	Inception date of the Fund was September 24, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Defiance ETFs

For the Periods Ended October 31, 2025 (Unaudited)

	Defiance Daily Target 2X Long PM ETF	Defiance Daily Target 2X Long QS ETF	Defiance Daily Target 2X Long RGTI ETF
	Period ended October 31, 2025(a) (Unaudited)	Period ended October 31, 2025(b) (Unaudited)	Period ended October 31, 2025 (Unaudited)	Period ended April 30, 2025(c)
OPERATIONS:
Net investment income (loss)	$(1,357)	$(658)	$(466,267)	$(974)
Net realized gain (loss)	(117,179)	(348,400)	85,846,808	444,994
Net change in unrealized appreciation (depreciation)	(38,285)	3,256,111	100,011,161	10,779
Net increase (decrease) in net assets from operations	(156,821)	2,907,053	185,391,702	454,799

CAPITAL TRANSACTIONS:
Shares sold	1,770,124	7,968,937	852,825,143	3,511,515
Shares redeemed	(1,149,940)	(966,868)	(893,040,960)	(1,686,880)
Net increase (decrease) in net assets from capital transactions	620,184	7,002,069	(40,215,817)	1,824,635

NET INCREASE (DECREASE) IN NET ASSETS	463,363	9,909,122	145,175,885	2,279,434

NET ASSETS:
Beginning of the period	–	–	2,279,434	–
End of the period	$463,363	$9,909,122	$147,455,319	$2,279,434

SHARES TRANSACTIONS
Shares sold	90,000	450,000	5,675,000	175,000
Shares redeemed	(60,000)	(40,000)	(5,205,000)	(75,000)
Stock split	–	–	1,710,000 (d)	–
Total increase (decrease) in shares outstanding	30,000	410,000	2,180,000	100,000

(a)	Inception date of the Fund was September 3, 2025.
(b)	Inception date of the Fund was October 20, 2025.
(c)	Inception date of the Fund was March 31, 2025.
(d)	Share amounts for the Fund have been adjusted for a 4 for 1 stock split effective on December 9, 2025 (Note 11).

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Defiance ETFs

For the Periods Ended October 31, 2025 (Unaudited)

	Defiance Daily Target 2X Long RIOT ETF		Defiance Daily Target 2X Long RKLB ETF
	Period ended October 31, 2025 (Unaudited)	Period ended April 30, 2025(a)	Period ended October 31, 2025 (Unaudited)	Period ended April 30, 2025(b)
OPERATIONS:
Net investment income (loss)	$(160,910)	$(21,886)	$(343,830)	$(2,850)
Net realized gain (loss)	32,664,997	(16,652,894)	113,872,256	434,358
Net change in unrealized appreciation (depreciation)	20,151,173	(80,261)	44,171,903	47,274
Net increase (decrease) in net assets from operations	52,655,260	(16,755,041)	157,700,329	478,782

CAPITAL TRANSACTIONS:
Shares sold	218,034,053	37,207,140	743,363,975	10,540,610
Shares redeemed	(242,663,705)	(6,379,861)	(800,981,538)	(3,671,852)
Net increase (decrease) in net assets from capital transactions	(24,629,652)	30,827,279	(57,617,563)	6,868,758

NET INCREASE (DECREASE) IN NET ASSETS	28,025,608	14,072,238	100,082,766	7,347,540

NET ASSETS:
Beginning of the period	14,072,238	–	7,347,540	–
End of the period	$42,097,846	$14,072,238	$107,430,306	$7,347,540

SHARES TRANSACTIONS
Shares sold	7,510,000	2,415,000	6,805,000	500,000
Shares redeemed	(8,250,000)	(370,000)	(6,315,000)	(200,000)
Shares redeemed	–	–	1,580,000 (c)	–
Total increase (decrease) in shares outstanding	(740,000)	2,045,000	490,000	300,000

(a)	Inception date of the Fund was January 2, 2025.
(b)	Inception date of the Fund was March 12, 2025.
(c)	Share amounts for the Fund have been adjusted for a 3 for 1 stock split effective on December 9, 2025 (Note 11).

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Defiance ETFs

For the Periods Ended October 31, 2025 (Unaudited)

	Defiance Daily Target 2X Long SMCI ETF			Defiance Daily Target 2X Long SOFI ETF
	Period ended October 31, 2025 (Unaudited)	Period ended April 30, 2025(a)		Period ended October 31, 2025 (Unaudited)	Period ended April 30, 2025(b)
OPERATIONS:
Net investment income (loss)	$(1,691,825)	$(1,090,954)		$(272,185)	$(26,015)
Net realized gain (loss)	89,637,600	(136,478,544)		55,136,764	(5,742,849)
Net change in unrealized appreciation (depreciation)	126,126,745	(23,514,548)		42,037,892	(984,211)
Net increase (decrease) in net assets from operations	214,072,520	(161,084,046)		96,902,471	(6,753,075)

CAPITAL TRANSACTIONS:
Shares sold	687,684,474	637,056,630		486,194,708	31,750,786
Shares redeemed	(895,139,390)	(242,671,814)		(499,602,499)	(5,672,565)
Net increase (decrease) in net assets from capital transactions	(207,454,916)	394,384,816		(13,407,791)	26,078,221

NET INCREASE (DECREASE) IN NET ASSETS	6,617,604	233,300,770		83,494,680	19,325,146

NET ASSETS:
Beginning of the period	233,300,770	–		19,325,146	–
End of the period	$239,918,374	$233,300,770		$102,819,826	$19,325,146

SHARES TRANSACTIONS
Shares sold	16,665,000	40,400,000		12,420,000	2,590,000
Shares redeemed	(20,490,000)	(10,125,023)		(12,070,000)	(700,000)
Reverse stock split	–	(20,757,500	)(c)	–	–
Total increase (decrease) in shares outstanding	(3,825,000)	9,517,477		350,000	1,890,000

(a)	Inception date of the Fund was August 21, 2024.
(b)	Inception date of the Fund was January 15, 2025.
(c)	Share amounts for the Fund have been adjusted for a 1 for 20 reverse stock split effective on November 15, 2024.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Defiance ETFs

For the Periods Ended October 31, 2025 (Unaudited)

	Defiance Daily Target 2X Long SOUN ETF	Defiance Daily Target 2X Long VST ETF	Defiance Daily Target 2X Short IONQ ETF		Defiance Daily Target 2X Short LLY ETF
	Period ended October 31, 2025(a) (Unaudited)	Period ended October 31, 2025(b) (Unaudited)	Period ended October 31, 2025(a) (Unaudited)		Period ended October 31, 2025(c) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(80,927)	$(1,325)	$(123,418)		$(589)
Net realized gain (loss)	22,240,515	(1,109,270)	(4,158,407)		(423,906)
Net change in unrealized appreciation (depreciation)	9,710,462	48,733	(2,272,267)		(86,703)
Net increase (decrease) in net assets from operations	31,870,050	(1,061,862)	(6,554,092)		(511,198)

CAPITAL TRANSACTIONS:
Shares sold	194,498,514	8,165,610	409,110,556		1,892,504
Shares redeemed	(188,301,261)	(422,174)	(358,354,072)		–
Net increase (decrease) in net assets from capital transactions	6,197,253	7,743,436	50,756,484		1,892,504

NET INCREASE (DECREASE) IN NET ASSETS	38,067,303	6,681,574	44,202,392		1,381,306

NET ASSETS:
Beginning of the period	–	–	–		–
End of the period	$38,067,303	$6,681,574	$44,202,392		$1,381,306

SHARES TRANSACTIONS
Shares sold	4,140,000	390,000	110,355,000		100,000
Shares redeemed	(3,340,000)	(20,000)	(97,015,000)		–
Reverse stock split	–	–	(11,116,667	)(d)	–
Total increase (decrease) in shares outstanding	800,000	370,000	13,340,000		100,000

(a)	Inception date of the Fund was June 23, 2025.
(b)	Inception date of the Fund was July 21, 2025.
(c)	Inception date of the Fund was September 2, 2025.
(d)	Share amounts for the Fund have been adjusted for a 1 for 6 reverse stock split effective on December 9, 2025 (Note 11).

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Defiance ETFs

For the Periods Ended October 31, 2025 (Unaudited)

	Defiance Daily Target 2X Short MSTR ETF				Defiance Daily Target 2X Short PLTR ETF		Defiance Daily Target 2X Short QBTS ETF
	Period ended October 31, 2025 (Unaudited)		Period ended April 30, 2025(a)		Period ended October 31, 2025(b) (Unaudited)		Period ended October 31, 2025(c) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(127,670)		$(80,199)		$(104,783)		$(14,722)
Net realized gain (loss)	6,507,992		(13,226,392)		(22,625,441)		688,806
Net change in unrealized appreciation (depreciation)	2,693,563		(1,261,377)		(1,447,692)		(4,767,985)
Net increase (decrease) in net assets from operations	9,073,885		(14,567,968)		(24,177,916)		(4,093,901)

CAPITAL TRANSACTIONS:
Shares sold	94,765,524		431,005,735		292,123,952		75,624,977
Shares redeemed	(124,091,158)		(374,693,371)		(199,323,012)		(34,133,594)
Net increase (decrease) in net assets from capital transactions	(29,325,634)		56,312,364		92,800,940		41,491,383

NET INCREASE (DECREASE) IN NET ASSETS	(20,251,749)		41,744,396		68,623,024		37,397,482

NET ASSETS:
Beginning of the period	41,744,396		–		–		–
End of the period	$21,492,647		$41,744,396		$68,623,024		$37,397,482

SHARES TRANSACTIONS
Shares sold	11,195,000		103,050,000		35,530,000		5,760,000
Shares redeemed	(10,120,023)		(71,325,015)		(23,305,000)		(2,200,000)
Reverse stock split	(28,176,986	)(e)	(4,040,000	)(d)	–		–
Reverse stock split	–		(26,300,736	)(e)	(9,168,750	)(f)	–
Total increase (decrease) in shares outstanding	(27,102,009)		1,384,249		12,225,000		3,560,000

(a)	Inception date of the Fund was August 20, 2024.
(b)	Inception date of the Fund was June 5, 2025.
(c)	Inception date of the Fund was October 6, 2025.
(d)	Share amounts for the Fund have been adjusted for a 1 for 5 reverse stock split effective on November 15, 2024.
(e)	Share amounts for the Fund have been adjusted for a 1 for 20 reverse stock split effective on May 23, 2025 (Note 8).
(f)	Share amounts for the Fund have been adjusted for a 1 for 4 reverse stock split effective on December 9, 2025 (Note 11).

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Defiance ETFs

For the Periods Ended October 31, 2025 (Unaudited)

	Defiance Daily Target 2X Short RGTI ETF	Defiance Daily Target 2X Short SMCI ETF
	Period ended October 31, 2025(a) (Unaudited)	Period ended October 31, 2025 (Unaudited)		Period ended April 30, 2025(b)
OPERATIONS:
Net investment income (loss)	$(54,961)	$(56,031)		$(1,233)
Net realized gain (loss)	36,262,164	(1,758,965)		185,616
Net change in unrealized appreciation (depreciation)	(15,518,591)	499,112		–
Net increase (decrease) in net assets from operations	20,688,612	(1,315,884)		184,383

CAPITAL TRANSACTIONS:
Shares sold	212,915,078	125,097,676		6,457,920
Shares redeemed	(155,739,915)	(121,682,588)		(2,803,158)
Net increase (decrease) in net assets from capital transactions	57,175,163	3,415,088		3,654,762

NET INCREASE (DECREASE) IN NET ASSETS	77,863,775	2,099,204		3,839,145

NET ASSETS:
Beginning of the period	–	3,839,145		–
End of the period	$77,863,775	$5,938,349		$3,839,145

SHARES TRANSACTIONS
Shares sold	18,460,000	28,075,000		375,000
Shares redeemed	(11,460,000)	(26,270,000)		(150,000)
Reverse stock split	–	(1,776,250	)(c)	–
Total increase (decrease) in shares outstanding	7,000,000	1,805,000		225,000

(a)	Inception date of the Fund was October 8, 2025.
(b)	Inception date of the Fund was March 31, 2025.
(c)	Share amounts for the Fund have been adjusted for a 1 for 8 reverse stock split effective on December 9, 2025 (Note 11).

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance 2X Daily Long Pure Quantum ETF
Period ended October 31, 2025(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.12)
Net realized and unrealized gain (loss) on investments(c)	29.59
Total from investment operations	29.47
–
Net asset value, end of period	$49.47

TOTAL RETURN(d)	147.36%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$50,708
Ratio of expenses to average net assets(e)	1.29%
Ratio of net investment income (loss) to average net assets(e)	(1.15)%
Portfolio turnover rate(d)(f)	–%

(a)	Inception date of the Fund was August 6, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Long ANET ETF
Period ended October 31, 2025(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	4.78
Total from investment operations	4.75
–
Net asset value, end of period	$24.75

TOTAL RETURN(d)	23.77%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,922
Ratio of expenses to average net assets(e)	1.30%
Ratio of interest expense to average net assets(e)	0.01%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.29%
Ratio of net investment income (loss) to average net assets(e)	(0.89)%
Portfolio turnover rate(d)(f)	272%

(a)	Inception date of the Fund was September 3, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Long AVAV ETF
Period ended October 31, 2025(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	0.45
Total from investment operations	0.45
–
Net asset value, end of period	$20.45

TOTAL RETURN(e)	2.40%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$818
Ratio of expenses to average net assets(f)	0.92%
Ratio of net investment income (loss) to average net assets(f)	(0.53)%
Portfolio turnover rate(e)(g)	–%

(a)	Inception date of the Fund was October 23, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Amount represents less than $0.005 per share.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Long AVGO ETF
	Period ended October 31, 2025 (Unaudited)	Period ended April 30, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$18.17	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.20)	(0.11)
Net realized and unrealized gain (loss) on investments(c)	40.01	(1.46)
Total from investment operations	39.81	(1.57)

LESS DISTRIBUTIONS FROM:
Net investment income	–	(0.26)
Total distributions	–	(0.26)
Net asset value, end of period	$57.98	$18.17

TOTAL RETURN(d)	219.11%	-8.41%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$143,795	$72,117
Ratio of expenses to average net assets(e)	1.29%	1.29%
Ratio of interest expense to average net assets(e)	0.00%(f)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	(1.03)%	(0.70)%
Portfolio turnover rate(d)(g)	34,201%	1,661%

(a)	Inception date of the Fund was August 21, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Amount represents less than 0.005%.

(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Long CVNA ETF
Period ended October 31, 2025(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.04)
Net realized and unrealized gain (loss) on investments(c)	(5.09)
Total from investment operations	(5.13)
–
Net asset value, end of period	$14.87

TOTAL RETURN(d)	-25.27%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,385
Ratio of expenses to average net assets(e)	1.29%
Ratio of net investment income (loss) to average net assets(e)	(0.40)%
Portfolio turnover rate(d)(f)	16,967%

(a)	Inception date of the Fund was May 28, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Long DKNG ETF
Period ended October 31, 2025(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	(11.93)
Total from investment operations	(11.96)
–
Net asset value, end of period	$8.04

TOTAL RETURN(d)	-59.79%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,238
Ratio of expenses to average net assets(e)	1.33%
Ratio of interest expense to average net assets(e)	0.04%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.29%
Ratio of net investment income (loss) to average net assets(e)	(0.87)%
Portfolio turnover rate(d)(f)	1,984%

(a)	Inception date of the Fund was July 30, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Long HIMS ETF
	Period ended October 31, 2025 (Unaudited)	Period ended April 30, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$15.61	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.11)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	(2.67)	(4.37)
Total from investment operations	(2.78)	(4.39)

Net asset value, end of period	$12.83	$15.61

TOTAL RETURN(d)	-17.80%	-21.94%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$200,485	$17,564
Ratio of expenses to average net assets(e)	1.31%	1.29%
Ratio of interest expense to average net assets(e)	0.02%	–%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.29%	1.29%
Ratio of net investment income (loss) to average net assets(e)	(1.03)%	(1.07)%
Portfolio turnover rate(d)(f)	33,431%	251%

(a)	Inception date of the Fund was March 12, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Long HOOD ETF
	Period ended October 31, 2025(h) (Unaudited)	Period ended April 30, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$6.56	$5.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.12)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	38.29	1.57
Total from investment operations	38.17	1.56
	–	–
Net asset value, end of period	$44.73	$6.56

TOTAL RETURN(d)	581.67%	31.25%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$29,525	$3,938
Ratio of expenses to average net assets(e)	1.29%	1.29%
Ratio of interest expense to average net assets(e)	0.00%(f)	–%
Ratio of net investment income (loss) to average net assets(e)	(0.93)%	(0.90)%
Portfolio turnover rate(d)(g)	32,932%	210%

(a)	Inception date of the Fund was March 18, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Amount represents less than 0.005%.

(g)	Portfolio turnover rate excludes in-kind transactions, if any.

(h)	After the period ended October 31, 2025, the Fund effected the following stock split: December 9, 2025, 4 for 1. All historical per share information has been retroactively adjusted to reflect this stock split.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Long IONQ ETF
	Period ended October 31, 2025(g) (Unaudited)	Period ended April 30, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$17.25	$10.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	35.55	7.28
Total from investment operations	35.53	7.25
	–	–
Net asset value, end of period	$52.78	$17.25

TOTAL RETURN(d)	205.95%	72.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$225,885	$24,153
Ratio of expenses to average net assets(e)	1.35%	1.29%
Ratio of interest expense to average net assets(e)	0.06%	–%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.29%	1.29%
Ratio of net investment income (loss) to average net assets(e)	(1.19)%	(1.13)%
Portfolio turnover rate(d)(f)	32,862%	314%

(a)	Inception date of the Fund was March 11, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

(g)	After the period ended October 31, 2025, the Fund effected the following stock split: December 9, 2025, 2 for 1. All historical per share information has been retroactively adjusted to reflect this stock split.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Long IREN ETF
Period ended October 31, 2025(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	0.16
Total from investment operations	0.15
–
Net asset value, end of period	$20.15

TOTAL RETURN(d)	0.75%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$110,604
Ratio of expenses to average net assets(e)	1.30%
Ratio of interest expense to average net assets(e)	0.01%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.29%
Ratio of net investment income (loss) to average net assets(e)	(0.95)%
Portfolio turnover rate(d)(f)	–%

(a)	Inception date of the Fund was October 20, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Long JPM ETF

Period ended
October 31,
2025(a)
(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.04
Net realized and unrealized gain (loss) on investments(c)	1.32
Total from investment operations	1.36
–
Net asset value, end of period	$21.36

TOTAL RETURN(d)	6.78%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,776
Ratio of expenses to average net assets(e)	1.29%
Ratio of net investment income (loss) to average net assets(e)	0.66%
Portfolio turnover rate(d)(f)	1,292%

(a)	Inception date of the Fund was July 23, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Long LLY ETF

	Period ended
	October 31,	Period ended
	2025	April 30,
	(Unaudited)	2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$22.23	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.06)	(0.15)
Net realized and unrealized gain (loss) on investments(c)	(4.79)	2.38
Total from investment operations	(4.85)	2.23
	–	–
Net asset value, end of period	$17.38	$22.23

TOTAL RETURN(d)	-21.83%	11.16%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$56,391	$19,230
Ratio of expenses to average net assets(e)	1.29%	1.31%
Ratio of interest expense to average net assets(e)	0.00%(f)	0.02%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.29%	1.29%
Ratio of net investment income (loss) to average net assets(e)	(0.92)%	(0.99)%
Portfolio turnover rate(d)(g)	6,730%	1,232%

(a)	Inception date of the Fund was August 7, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Long LMND ETF

Period ended
October 31,
2025(a)
(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	5.08
Total from investment operations	5.07
–
Net asset value, end of period	$25.07

TOTAL RETURN(d)	25.34%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,755
Ratio of expenses to average net assets(e)	1.51%
Ratio of interest expense to average net assets(e)	0.22%
Ratio of operational expenses to average net assets excluding interest(e)	1.29%
Ratio of net investment income (loss) to average net assets(e)	(1.24)%
Portfolio turnover rate(d)(f)	43%

(a)	Inception date of the Fund was October 15, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Long MP ETF

Period ended
October 31,
2025(a)
(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(8.79)
Total from investment operations	(8.80)
–
Net asset value, end of period	$11.20

TOTAL RETURN(d)	-44.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,391
Ratio of expenses to average net assets(e)	3.06%
Ratio of interest expense to average net assets(e)	1.77%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.29%
Ratio of net investment income (loss) to average net assets(e)	(2.68)%
Portfolio turnover rate(d)(f)	–%

(a)	Inception date of the Fund was October 20, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Long MSTR ETF

	Period ended
	October 31,	Period ended
	2025	April 30,
	(Unaudited)	2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$39.14	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.18)	(0.25)
Net realized and unrealized gain (loss) on investments(c)	(25.12)	33.82
Total from investment operations	(25.30)	33.57

LESS DISTRIBUTIONS FROM:
Net investment income	–	(14.43)
Total distributions	–	(14.43)
Net asset value, end of period	$13.84	$39.14

TOTAL RETURN(d)	-64.63%	175.98%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$582,042	$1,666,424
Ratio of expenses to average net assets(e)	1.29%	1.30%
Ratio of interest expense to average net assets(e)	0.00%(f)	0.01%
Ratio of operational expenses to average net assets excluding interest (e)	1.29%	1.29%
Ratio of net investment income (loss) to average net assets(e)	(1.10)%	(0.83)%
Portfolio turnover rate(d)(g)	3,157%	4,006%

(a)	Inception date of the Fund was August 14, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Long NVO ETF

	Period ended
	October 31,	Period ended
	2025(h)	April 30,
	(Unaudited)	2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$50.16	$160.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.12)	(0.08)
Net realized and unrealized gain (loss) on investments(c)	(28.14)	(109.76)
Total from investment operations	(28.26)	(109.84)
	–	–
Net asset value, end of period	$21.90	$50.16

TOTAL RETURN(d)	-56.33%	-68.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$82,018	$3,415
Ratio of expenses to average net assets(e)	1.29%	1.29%
Ratio of interest expense to average net assets(e)	0.00%(f)	–%
Ratio of net investment income (loss) to average net assets(e)	(0.82)%	(0.29)%
Portfolio turnover rate(d)(g)	1,504%	508%

(a)	Inception date of the Fund was December 2, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.
(h)	After the year ended October 31, 2025, the Fund effected the following reverse stock split: December 1, 2025, 1 for 8. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Long OKLO ETF

Period ended
October 31,
2025(a)
(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.25)
Net realized and unrealized gain (loss) on investments(c)	54.05
Total from investment operations	53.80
–
Net asset value, end of period	$73.80

TOTAL RETURN(d)	268.98%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$204,048
Ratio of expenses to average net assets(e)	1.53%
Ratio of interest to average net assets(e)	0.24%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.29%
Ratio of net investment income (loss) to average net assets(e)	(1.38)%
Portfolio turnover rate(d)(f)	55,683%

(a)	Inception date of the Fund was June 23, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Long ORCL ETF

	Period ended
	October 31,	Period ended
	2025	April 30,
	(Unaudited)	2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$12.25	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.20)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	21.39	(7.73)
Total from investment operations	21.19	(7.75)
	–	–
Net asset value, end of period	$33.44	$12.25

TOTAL RETURN(d)	172.95%	-38.74%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$246,092	$2,818
Ratio of expenses to average net assets(e)	1.31%	1.36%
Ratio of interest expense to average net assets(e)	0.02%	0.07%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.29%	1.29%
Ratio of net investment income (loss) to average net assets(e)	(1.02)%	(0.68)%
Portfolio turnover rate(d)(f)	1,829%	541%

(a)	Inception date of the Fund was February 6, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Long OSCR ETF

Period ended
October 31,
2025(a)
(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	(2.52)
Total from investment operations	(2.54)
–
Net asset value, end of period	$17.46

TOTAL RETURN(d)	-12.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$8,206
Ratio of expenses to average net assets(e)	1.29%
Ratio of net investment income (loss) to average net assets(e)	(0.98)%
Portfolio turnover rate(d)(f)	6,599%

(a)	Inception date of the Fund was September 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Long PM ETF

Period ended
October 31,
2025(a)
(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	(4.52)
Total from investment operations	(4.55)
–
Net asset value, end of period	$15.45

TOTAL RETURN(d)	-22.73%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$463
Ratio of expenses to average net assets(e)	1.34%
Ratio of interest expense to average net assets(e)	0.05%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.29%
Ratio of net investment income (loss) to average net assets(e)	(1.03)%
Portfolio turnover rate(d)(f)	8,609%

(a)	Inception date of the Fund was September 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Long QS ETF

Period ended
October 31,
2025(a)
(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	4.17
Total from investment operations	4.17
–
Net asset value, end of period	$24.17

TOTAL RETURN(e)	20.84%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,909
Ratio of expenses to average net assets(f)	1.30%
Ratio of interest expense to average net assets(f)	0.01%
Ratio of operational expenses to average net assets excluding interest expense(f)	1.29%
Ratio of net investment income (loss) to average net assets(f)	(0.82)%
Portfolio turnover rate(e)(g)	–%

(a)	Inception date of the Fund was October 20, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Long RGTI ETF

	Period ended
	October 31,	Period ended
	2025	April 30,
	(Unaudited)	2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$5.70	$5.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.14)	(0.00)(f)
Net realized and unrealized gain (loss) on investments(c)	59.11	0.70
Total from investment operations	58.97	0.70
	–	–
Net asset value, end of period	$64.67	$5.70

TOTAL RETURN(d)	1035.12%	13.95%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$147,455	$2,279
Ratio of expenses to average net assets(e)	1.55%	1.29%
Ratio of interest expense to average net assets(e)	0.26%	–%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.29%	1.29%
Ratio of net investment income (loss) to average net assets(e)	(1.40)%	(0.67)%
Portfolio turnover rate(d)(f)	118,871%	273%

(a)	Inception date of the Fund was March 31, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.
(g)	After the year ended October 31, 2025, the Fund effected the following stock split: December 9, 2025, 4 for 1. All historical per share information has been retroactively adjusted to reflect this stock split.
(f)	Amount represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Long RIOT ETF

	Period ended
	October 31,	Period ended
	2025	April 30,
	(Unaudited)	2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$6.88	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.09)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	25.47	(13.10)
Total from investment operations	25.38	(13.12)
	–	–
Net asset value, end of period	$32.26	$6.88

TOTAL RETURN(d)	368.88%	-65.65%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$42,098	$14,072
Ratio of expenses to average net assets(e)	1.18%	0.95%
Ratio of interest expense to average net assets(e)	0.23%	0.00%(f)
Ratio of operational expenses to average net assets excluding interest expense(e)	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(e)	(0.96)%	(0.60)%
Portfolio turnover rate(d)(g)	34,085%	749%

(a)	Inception date of the Fund was January 2, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Long RKLB ETF

	Period ended
	October 31,	Period ended
	2025(h)	April 30,
	(Unaudited)	2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$8.16	$6.67

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.14)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	37.31	1.50
Total from investment operations	37.17	1.49
	–	–
Net asset value, end of period	$45.33	$8.16

TOTAL RETURN(d)	455.28%	22.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$107,430	$7,348
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	1.29%	–%
After expense reimbursement/recoupment(e)	1.29%	1.29%
Ratio of interest expense to average net assets(e)	0.00%(f)	–%
Ratio of net investment income (loss) to average net assets(e)	(1.01)%	(0.68)%
Portfolio turnover rate(d)(g)	69,322%	416%

(a)	Inception date of the Fund was March 12, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.
(h)	After the year ended October 31, 2025, the Fund effected the following stock split: December 1, 2025, 3 for 1. All historical per share information has been retroactively adjusted to reflect this stock split.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Long SMCI ETF

	Period ended
	October 31,	Period ended
	2025	April 30,
	(Unaudited)	2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$24.51	$400.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.23)	(0.35)
Net realized and unrealized gain (loss) on investments(c)	17.87	(375.14)
Total from investment operations	17.64	(375.49)
	–	–
Net asset value, end of period	$42.15	$24.51

TOTAL RETURN(d)	71.96%	-93.87%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$239,918	$233,301
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	1.31%	–%
After expense reimbursement/recoupment(e)	1.31%	1.42%
Ratio of interest expense to average net assets(e)	0.02%	0.13%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.29%	1.29%
Ratio of net investment income (loss) to average net assets(e)	(1.13)%	(1.09)%
Portfolio turnover rate(d)(f)	8,386%	2,869%

(a)	Inception date of the Fund was August 21, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Long SOFI ETF

	Period ended
	October 31,	Period ended
	2025	April 30,
	(Unaudited)	2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$10.22	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.13)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	35.81	(9.75)
Total from investment operations	35.68	(9.78)
	–	–
Net asset value, end of period	$45.90	$10.22

TOTAL RETURN(d)	349.14%	-48.85%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$102,820	$19,325
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	1.29%	–%
After expense reimbursement/recoupment(e)	1.29%	1.29%
Ratio of interest expense to average net assets(e)	0.00%(f)	–%
Ratio of net investment income (loss) to average net assets(e)	(0.91)%	(0.89)%
Portfolio turnover rate(d)(g)	72,985%	458%

(a)	Inception date of the Fund was January 15, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Long SOUN ETF

Period ended
October 31,
2025(a)
(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.16)
Net realized and unrealized gain (loss) on investments(c)	27.74
Total from investment operations	27.58
–
Net asset value, end of period	$47.58

TOTAL RETURN(d)	137.73%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$38,067
Ratio of expenses to average net assets(e)	1.30%
Ratio of interest expense to average net assets(e)	0.01%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.29%
Ratio of net investment income (loss) to average net assets(e)	(1.06)%
Portfolio turnover rate(d)(f)	40,021%

(a)	Inception date of the Fund was June 23, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Long VST ETF

Period ended
October 31,
2025(a)
(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(1.93)
Total from investment operations	(1.94)
–
Net asset value, end of period	$18.06

TOTAL RETURN(d)	-9.71%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,682
Ratio of expenses to average net assets(e)	1.29%
Ratio of net investment income (loss) to average net assets(e)	(0.13)%
Portfolio turnover rate(d)(f)	1,452%

(a)	Inception date of the Fund was July 21, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Short IONQ ETF

Period ended
October 31,
2025(a)(h)
(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$120.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.08)
Net realized and unrealized gain (loss) on investments(c)	(100.04)
Total from investment operations	(100.12)
–
Net asset value, end of period	$19.88

TOTAL RETURN(d)	-83.43%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$44,202
Ratio of expenses to average net assets(e)	1.29%
Ratio of interest expense to average net assets(e)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	(0.95)%
Portfolio turnover rate(d)(g)	–%

(a)	Inception date of the Fund was June 23, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.
(h)	After the period ended October 31, 2025, the Fund effected the following reverse stock split: December 9, 2025, 1 for 6. All historical per share information has been retroactively adjusted to reflect this stock split.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Short LLY ETF

Period ended
October 31,
2025(a)
(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(6.18)
Total from investment operations	(6.19)
–
Net asset value, end of period	$13.81

TOTAL RETURN(d)	-30.93%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,381
Ratio of expenses to average net assets(e)	1.31%
Ratio of interest expense to average net assets(e)	0.02%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.29%
Ratio of net investment income (loss) to average net assets(e)	(0.30)%
Portfolio turnover rate(d)(f)	–%

(a)	Inception date of the Fund was September 2, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Short MSTR ETF

	Period ended
	October 31,	Period ended
	2025(h)	April 30,
	(Unaudited)	2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$30.16	$2,000.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.10)	(0.24)
Net realized and unrealized gain (loss) on investments(c)	6.80	(1,969.60)
Total from investment operations	6.71	(1,969.84)
	–	–
Net asset value, end of period	$36.87	$30.16

TOTAL RETURN(d)	22.08%	-98.48%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$21,493	$41,744
Ratio of expenses to average net assets(e)	1.29%	1.29%
Ratio of interest expense to average net assets(e)	0.00%(f)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	(0.75)%	(0.38)%
Portfolio turnover rate(d)(g)	–%	–%

(a)	Inception date of the Fund was August 20, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.
(h)	During the period ended October 31, 2025, the Fund effected the following reverse stock split: May 23, 2025, 1 for 20. All historical per share information has been retroactively adjusted to reflect this reverse stock split. See Note 8 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Short PLTR ETF

Period ended
October 31,
2025(a)(g)
(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$80.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.07)
Net realized and unrealized gain (loss) on investments(c)	(57.48)
Total from investment operations	(57.55)
–
Net asset value, end of period	$22.45

TOTAL RETURN(d)	-71.93%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$68,623
Ratio of expenses to average net assets(e)	1.28%
Ratio of interest expense to average net assets(e)	0.01%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.27%
Ratio of net investment income (loss) to average net assets(e)	(0.58)%
Portfolio turnover rate(d)(f)	–%

(a)	Inception date of the Fund was June 5, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.
(g)	After the year ended October 31, 2025, the Fund effected the following reverse stock split: December 1, 2025, 1 for 8. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Short QBTS ETF

Period ended
October 31,
2025(a)
(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(9.49)
Total from investment operations	(9.50)
–
Net asset value, end of period	$10.50

TOTAL RETURN(d)	-47.48%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$37,397
Ratio of expenses to average net assets(e)	1.32%
Ratio of interest expense to average net assets(e)	0.03%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.29%
Ratio of net investment income (loss) to average net assets(e)	(1.11)%
Portfolio turnover rate(d)(f)	–%

(a)	Inception date of the Fund was October 6, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Short RGTI ETF

Period ended
October 31,
2025(a)
(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(8.87)
Total from investment operations	(8.88)
–
Net asset value, end of period	$11.12

TOTAL RETURN(d)	-44.38%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$77,864
Ratio of expenses to average net assets(e)	1.29%
Ratio of interest expense to average net assets(e)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	(1.06)%
Portfolio turnover rate(d)(g)	–%

(a)	Inception date of the Fund was October 8, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented.

Defiance Daily Target 2X Short SMCI ETF

	Period ended
	October 31,	Period ended
	2025(h)	April 30,
	(Unaudited)	2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$136.48	$160.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.17)	(0.08)
Net realized and unrealized gain (loss) on investments(c)	(112.91)	(23.44)
Total from investment operations	(113.08)	(23.52)
	–	–
Net asset value, end of period	$23.40	$136.48

TOTAL RETURN(d)	-82.85%	-14.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,938	$3,839
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	1.29%	–%
After expense reimbursement/recoupment(e)	1.29%	1.29%
Ratio of interest expense to average net assets(e)	0.00%(f)	–%
Ratio of net investment income (loss) to average net assets(e)	(0.92)%	(0.80)%
Portfolio turnover rate(d)(g)	–%	–%

(a)	Inception date of the Fund was March 31, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.
(h)	After the year ended October 31, 2025, the Fund effected the following reverse stock split: December 1, 2025, 1 for 8. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements	Defiance ETFs

NOTE 1 – ORGANIZATION

The Defiance ETFs (defined below) (each a “Fund”, and collectively the “Funds”) are each a non-diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Fund:	Commencement Date:
Defiance 2X Daily Long Pure Quantum ETF (the “QPUX ETF”)	August 6, 2025
Defiance Daily Target 2X Long ANET ETF (the “ANEL ETF”)	September 3, 2025
Defiance Daily Target 2X Long AVAV ETF (the “AVXX ETF”)	October 23, 2025
Defiance Daily Target 2X Long AVGO ETF (the “AVGX ETF”)	August 21, 2024
Defiance Daily Target 2X Long CVNA ETF (the “CVNX ETF”)	May 28, 2025
Defiance Daily Target 2X Long DKNG ETF (the “DKNX ETF”)	July 30, 2025
Defiance Daily Target 2X Long HIMS ETF (the “HIMZ ETF”)	March 12, 2025
Defiance Daily Target 2X Long HOOD ETF (the “HOOX ETF”)	March 18, 2025
Defiance Daily Target 2X Long IONQ ETF (the “IONX ETF”)	March 11, 2025
Defiance Daily Target 2X Long IREN ETF (the “IRE ETF”)	October 20, 2025
Defiance Daily Target 2X Long JPM ETF (the “JPX ETF”)	July 23, 2025
Defiance Daily Target 2X Long LLY ETF (the “LLYX ETF”)	August 7, 2024
Defiance Daily Target 2X Long LMND ETF (the “LMNX ETF”)	October 15, 2025
Defiance Daily Target 2X Long MP ETF (the “MPL ETF”)	October 20, 2025
Defiance Daily Target 2X Long MSTR ETF (the “MSTX ETF”)	August 14, 2024
Defiance Daily Target 2X Long NVO ETF (the “NVOX ETF”)	December 2, 2024
Defiance Daily Target 2X Long OKLO ETF (the “OKLL ETF”)	June 23, 2025
Defiance Daily Target 2X Long ORCL ETF (the “ORCX ETF”)	February 6, 2025
Defiance Daily Target 2X Long OSCR ETF (the “OSCX ETF”)	September 24, 2025
Defiance Daily Target 2X Long PM ETF (the “XPM ETF”)	September 3, 2025
Defiance Daily Target 2X Long QS ETF (the “QSU ETF”)	October 20, 2025
Defiance Daily Target 2X Long RGTI ETF (the “RGTX ETF”)	March 31, 2025
Defiance Daily Target 2X Long RIOT ETF (the “RIOX ETF”)	January 2, 2025
Defiance Daily Target 2X Long RKLB ETF (the “RKLX ETF”)	March 12, 2025
Defiance Daily Target 2X Long SMCI ETF (the “SMCX ETF”)	August 21, 2024
Defiance Daily Target 2X Long SOFI ETF (the “SOFX ETF”)	January 15, 2025
Defiance Daily Target 2X Long SOUN ETF (the “SOUX ETF”)	June 23, 2025
Defiance Daily Target 2X Long VST ETF (the “VSTL ETF”)	July 21, 2025
Defiance Daily Target 2X Short IONQ ETF (the “IONZ ETF”)	June 23, 2025
Defiance Daily Target 2X Short LLY ETF (the “LLYZ ETF”)	September 2, 2025
Defiance Daily Target 2X Short MSTR ETF (the “SMST ETF”)	August 20, 2024
Defiance Daily Target 2X Short PLTR ETF (the “PLTZ ETF”)	June 5, 2025
Defiance Daily Target 2X Short QBTS ETF (the “QBTZ ETF”)	October 6, 2025
Defiance Daily Target 2X Short RGTI ETF (the “RGTZ ETF”)	October 8, 2025
Defiance Daily Target 2X Short SMCI ETF (the “SMCZ ETF”)	March 31, 2025

The QPUX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the the performance of an actively-managed group of “pure quantum” company securities. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The ANEL ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Arista Networks, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The AVXX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of AeroVironment Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Notes to the Financial Statements	Defiance ETFs

The AVGX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Broadcom, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The CVNX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Carvana Co. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The DKNX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of DraftKings, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The HIMZ ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Hims & Hers Health, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The HOOX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Robinhood Markets, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The IONX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of IonQ, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The IRE ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of IREN Ltd. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The JPX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of JPMorgan Chase & Co. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The LLYX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Eli Lilly & Co. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The LMNX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Lemonade, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The MPL ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of MP Materials Corp. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The MSTX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Strategy, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The NVOX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of NOVO Nordisk AS - ADR. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The OKLL ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Oklo, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The ORCX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Oracle Corp. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Notes to the Financial Statements	Defiance ETFs

The OSCX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Oscar Health, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The XPM ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Phillip Morris International, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The QSU ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of QuantumScape Corp. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The RGTX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Rigetti Computing, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The RIOX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Riot Platforms, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The RKLX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Rocket Lab USA, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The SMCX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Super Micro Computer, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The SOFX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of SoFi Technologies, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The SOUX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of SoundHound AI, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The VSTL ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Vistra Corp. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The IONZ ETF’s primary investment objective is to seek daily leveraged inverse investment results, before fees and expenses, of negative two times (-200%) the daily percentage change in the share price of IonQ, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The LLYZ ETF’s primary investment objective is to seek daily leveraged inverse investment results, before fees and expenses, of negative two times (-200%) the daily percentage change in the share price of Eli Lilly & Co. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The SMST ETF’s primary investment objective is to seek daily leveraged inverse investment results, before fees and expenses, of negative two times (-200%) the daily percentage change in the share price of Strategy, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The PLTZ ETF’s primary investment objective is to seek daily leveraged inverse investment results, before fees and expenses, of negative two times (-200%) the daily percentage change in the share price of Palantir Technologies, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The QBTZ ETF’s primary investment objective is to seek daily leveraged inverse investment results, before fees and expenses, of negative two times (-200%) the daily percentage change in the share price of D-Wave Quantum, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Notes to the Financial Statements	Defiance ETFs

The RGTZ ETF’s primary investment objective is to seek daily leveraged inverse investment results, before fees and expenses, of negative two times (-200%) the daily percentage change in the share price of Rigetti Computing, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The SMCZ ETF’s primary investment objective is to seek daily leveraged inverse investment results, before fees and expenses, of negative two times (-200%) the daily percentage change in the share price of Super Micro Computer, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Arista Networks, Inc. (“ANET”), AeroVironment, Inc. (“AVAV”), Broadcom, Inc. (“AVGO”), Carvana Co. (“CVNA”), DraftKings, Inc. (“DKNG”), Hims & Hers Health, Inc. (“HIMS”), Robinhood Markets, Inc. (“HOOD”), IonQ, Inc. (“IONQ”), IREN Ltd. (“IREN”), Eli Lilly & Co. (“LLY”), Lemonade, Inc. (“LMND”), MP Materials Corp. (“MP”), Strategy, Inc. (“MSTR”), Super Micro Computer, Inc. (“SMCI”), NOVO Nordisk AS – ADR (“NVO”), Oklo, Inc. (“OKLO”), Oracle Corp. (“ORCL”), Oscar Health, Inc. (“OSCR”), Phillip Morris International, Inc. (“PM”), Rigetti Computing, Inc. (“RGTI”), Riot Platforms, Inc. (“RIOT”), Rocket Lab USA, Inc. (“RKLB”), SoFi Technologies, Inc. (“SOFI”), SoundHound AI, Inc. (“SOUN”), Vistra Corp. (“VST”), Palantir Technologies, Inc. (“PLTR”), and D-Wave Quantum, Inc. (“QBTS”) (each an “Underlying Security” and collectively the “Underlying Securities”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC ( “The NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on The NASDAQ, The NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Swap contract terms are agreed among the counterparty and the Adviser. Total return swap contracts are valued using the closing price of the underlying benchmark that the contract is tracking.

Options contracts are valued using the mean/mid of quoted bid and ask spread prices, as provided by independent pricing vendors. FLexible EXchange® Options (“FLEX Options”) listed on an exchange will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Funds’ options have a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s net asset value (“NAV”). If either pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Valuation Procedures (as defined below). In instances where in the same trading day a particular FLEX Option is both represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or redemption unit), for valuation purposes that trading day the Funds will default to use the trade price for both instances, rather than using the model price otherwise available for the in-kind transaction.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is

Notes to the Financial Statements	Defiance ETFs

an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of October 31, 2025:

QPUX ETF

	Level 1	Level 2	Level 3	Total

Investments:

U.S. Treasury Bills	$–	$2,071,208	$–	$2,071,208

Money Market Funds	823,899	–	–	823,899

Total Investments	$823,899	$2,071,208	$–	$2,895,107

Other Financial Instruments:

Total Return Swaps*	$–	$3,176,065	$–	$3,176,065

Total Other Financial Instruments	$–	$3,176,065	$–	$3,176,065

ANEL ETF

	Level 1	Level 2	Level 3	Total
Investments:

U.S. Treasury Bills	$–	$1,028,117	$–	$1,028,117

Money Market Funds	190,760	–	–	190,760

Total Investments	$190,760	$1,028,117	$–	$1,218,877

Notes to the Financial Statements	Defiance ETFs

Other Financial Instruments:

Total Return Swaps*	$–	$1,146,225	$–	$1,146,225

Total Other Financial Instruments	$–	$1,146,225	$–	$1,146,225

AVXX ETF

	Level 1	Level 2	Level 3	Total

Investments:

U.S. Treasury Bills	$–	$49,909	$–	$49,909

Money Market Funds	17,245	–	–	17,245

Total Investments	$17,245	$49,909	$–	$67,154

Other Financial Instruments:

Total Return Swaps*	$–	$408	$–	$408

Total Other Financial Instruments	$–	$408	$–	$408

AVGX ETF

	Level 1	Level 2	Level 3	Total

Investments:

U.S. Treasury Bills	$–	$16,719,389	$–	$16,719,389

Money Market Funds	5,752,533	–	–	5,752,533

Total Investments	$5,752,533	$16,719,389	$–	$22,471,922

Other Financial Instruments:

Total Return Swaps*	$–	$43,076,161	$–	$43,076,161

Total Other Financial Instruments	$–	$43,076,161	$–	$43,076,161

Notes to the Financial Statements	Defiance ETFs

CVNX ETF

	Level 1	Level 2	Level 3	Total

Investments:

U.S. Treasury Bills	$–	$677,759	$–	$677,759

Money Market Funds	53,317	–	–	53,317

Total Investments	$53,317	$677,759	$–	$731,076

Other Financial Instruments:

Total Return Swaps*	$–	$27,422	$–	$27,422

Total Other Financial Instruments	$–	$27,422	$–	$27,422

DKNX ETF

	Level 1	Level 2	Level 3	Total

Investments:

U.S. Treasury Bills	$–	$773,584	$–	$773,584

Money Market Funds	149,894	–	–	149,894

Total Investments	$149,894	$773,584	$–	$923,478

Other Financial Instruments:

Total Return Swaps*	$–	$209,941	$–	$209,941

Total Other Financial Instruments	$–	$209,941	$–	$209,941

HIMZ ETF

	Level 1	Level 2	Level 3	Total

Assets:

Investments:

U.S. Treasury Bills	$–	$26,376,708	$–	$26,376,708

Money Market Funds	334,821	–	–	334,821

Total Investments	$334,821	$26,376,708	$–	$26,711,529

Notes to the Financial Statements	Defiance ETFs

Other Financial Instruments:

Total Return Swaps*	$–	$9,696,344	$–	$9,696,344

Total Other Financial Instruments	$–	$9,696,344	$–	$9,696,344

HOOX ETF

	Level 1	Level 2	Level 3	Total

Investments:

Common Stocks	$1,054,174	$–	$–	$1,054,174

U.S. Treasury Bills	–	1,741,811	–	1,741,811

Money Market Funds	739,901	–	–	739,901

Total Investments	$1,794,075	$1,741,811	$–	$3,535,886

Other Financial Instruments:

Total Return Swaps*	$–	$9,081,906	$–	$9,081,906

Total Other Financial Instruments	$–	$9,081,906	$–	$9,081,906

IONX ETF

	Level 1	Level 2	Level 3	Total

Investments:

Common Stocks	$7,121,426	$–	$–	$7,121,426

U.S. Treasury Bills	–	13,550,192	–	13,550,192

Money Market Funds	2,044,792	–	–	2,044,792

Total Investments	$9,166,218	$13,550,192	$–	$22,716,410

Other Financial Instruments:

Total Return Swaps*	$–	$55,984,829	$–	$55,984,829

Total Other Financial Instruments	$–	$55,984,829	$–	$55,984,829

Notes to the Financial Statements	Defiance ETFs

IRE ETF

	Level 1	Level 2	Level 3	Total

Investments:

Common Stocks	$330,662	$–	$–	$330,662

U.S. Treasury Bills	–	10,206,314	–	10,206,314

Money Market Funds	58,173	–	–	58,173

Total Investments	$388,835	$10,206,314	$–	$10,595,149

Other Financial Instruments:

Total Return Swaps*	$–	$4,241,832	$–	$4,241,832

Total Other Financial Instruments	$–	$4,241,832	$–	$4,241,832

JPX ETF

	Level 1	Level 2	Level 3	Total
Investments:

Common Stocks	$46,357	$–	$–	$46,357

U.S. Treasury Bills	–	863,419	–	863,419

Money Market Funds	22,439	–	–	22,439

Total Investments	$68,796	$863,419	$–	$932,215

Other Financial Instruments:

Total Return Swaps*	$–	$121,512	$–	$121,512

Total Other Financial Instruments	$–	$121,512	$–	$121,512

LLYX ETF

	Level 1	Level 2	Level 3	Total
Investments:

U.S. Treasury Bills	$–	$9,033,461	$–	$9,033,461

Money Market Funds	705,273	–	–	705,273

Total Investments	$705,273	$9,033,461	$–	$9,738,734

Notes to the Financial Statements	Defiance ETFs

Other Financial Instruments:

Total Return Swaps*	$–	$18,522,882	$–	$18,522,882

Total Other Financial Instruments	$–	$18,522,882	$–	$18,522,882

LMNX ETF

	Level 1	Level 2	Level 3	Total

Investments:

Common Stocks	$41,996	$–	$–	$41,996

Money Market Funds	191,371	–	–	191,371

U.S. Treasury Bills	–	64,881	–	64,881

Total Investments	$233,367	$64,881	$–	$298,248

Other Financial Instruments:

Total Return Swaps*	$–	$446,804	$–	$446,804

Total Other Financial Instruments	$–	$446,804	$–	$446,804

MPL ETF

	Level 1	Level 2	Level 3	Total

Assets:

Investments:

U.S. Treasury Bills	$–	$374,315	$–	$374,315

Money Market Funds	22,245	–	–	22,245

Total Investments	$22,245	$374,315	$–	$396,560

Liabilities:

Other Financial Instruments:

Total Return Swaps*	$–	$(251,284)	$–	$(251,284)

Total Other Financial Instruments	$–	$(251,284)	$–	$(251,284)

Notes to the Financial Statements	Defiance ETFs

MSTX ETF

	Level 1	Level 2	Level 3	Total

Investments:

U.S. Treasury Bills	$–	$80,851,973	$–	$80,851,973

Money Market Funds	8,895,013	–	–	8,895,013

Total Investments	$8,895,013	$80,851,973	$–	$89,746,986

Other Financial Instruments:

Total Return Swaps*	$–	$29,899,465	$–	$29,899,465

Total Other Financial Instruments	$–	$29,899,465	$–	$29,899,465

NVOX ETF

	Level 1	Level 2	Level 3	Total

Assets:

Investments:

Common Stocks	$1,799,157	$–	$–	$1,799,157

U.S. Treasury Bills	–	12,177,704	–	12,177,704

Money Market Funds	33,955	–	–	33,955

Total Investments	$1,833,112	$12,177,704	$–	$14,010,816

Liabilities:

Other Financial Instruments:

Total Return Swaps*	$–	$(2,262,227)	$–	$(2,262,227)

Total Other Financial Instruments	$–	$(2,262,227)	$–	$(2,262,227)

Notes to the Financial Statements	Defiance ETFs

OKLL ETF

	Level 1	Level 2	Level 3	Total

Investments:

Common Stocks	$6,212,840	$–	$–	$6,212,840

U.S. Treasury Bills	–	22,149,448	–	22,149,448

Money Market Funds	8,499	–	–	8,499

Total Investments	$6,221,339	$22,149,448	$–	$28,370,787

Other Financial Instruments:

Total Return Swaps*	$–	$55,572,095	$–	$55,572,095

Total Other Financial Instruments	$–	$55,572,095	$–	$55,572,095

ORCX ETF

	Level 1	Level 2	Level 3	Total

Investments:

U.S. Treasury Bills	$–	$22,808,242	$–	$22,808,242

Money Market Funds	11,917	–	–	11,917

Total Investments	$11,917	$22,808,242	$–	$22,820,159

Other Financial Instruments:

Total Return Swaps*	$–	$8,337,246	$–	$8,337,246

Total Other Financial Instruments	$–	$8,337,246	$–	$8,337,246

OSCX ETF

	Level 1	Level 2	Level 3	Total
Assets:

Investments:

U.S. Treasury Bills	$–	$613,877	$–	$613,877

Money Market Funds	20,381	–	–	20,381

Total Investments	$20,381	$613,877	$–	$634,258

Notes to the Financial Statements	Defiance ETFs

Liabilities:

Other Financial Instruments:

Total Return Swaps*	$–	$(52,801)	$–	$(52,801)

Total Other Financial Instruments	$–	$(52,801)	$–	$(52,801)

XPM ETF

	Level 1	Level 2	Level 3	Total

Assets:

Investments:

U.S. Treasury Bills	$–	$39,927	$–	$39,927

Money Market Funds	10,502	–	–	10,502

Total Investments	$10,502	$39,927	$–	$50,429

Liabilities:

Other Financial Instruments:

Total Return Swaps*	$–	$(38,295)	$–	$(38,295)

Total Other Financial Instruments	$–	$(38,295)	$–	$(38,295)

QSU ETF

	Level 1	Level 2	Level 3	Total

Investments:

U.S. Treasury Bills	$–	$499,086	$–	$499,086

Money Market Funds	140,152	–	–	140,152

Total Investments	$140,152	$499,086	$–	$639,238

Other Financial Instruments:

Total Return Swaps*	$–	$3,256,001	$–	$3,256,001

Total Other Financial Instruments	$–	$3,256,001	$–	$3,256,001

Notes to the Financial Statements	Defiance ETFs

RGTX ETF

	Level 1	Level 2	Level 3	Total

Investments:

U.S. Treasury Bills	$–	$10,655,491	$–	$10,655,491

Money Market Funds	89,340	–	–	89,340

Total Investments	$89,340	$10,655,491	$–	$10,744,831

Other Financial Instruments:

Total Return Swaps*	$–	$100,019,308	$–	$100,019,308

Total Other Financial Instruments	$–	$100,019,308	$–	$100,019,308

RIOX ETF

	Level 1	Level 2	Level 3	Total

Assets:

Investments:

Common Stocks	$1,192,042	$–	$–	$1,192,042

U.S. Treasury Bills	–	2,445,522	–	2,445,522

Money Market Funds	186,553	–	–	186,553

Total Investments	$1,378,595	$2,445,522	$–	$3,824,117

Other Financial Instruments:

Total Return Swaps*	$–	$20,378,276	$–	$20,378,276

Total Other Financial Instruments	$–	$20,378,276	$–	$20,378,276

Liabilities:

Other Financial Instruments:

Total Return Swaps*	$–	$(237,700)	$–	$(237,700)

Total Other Financial Instruments	$–	$(237,700)	$–	$(237,700)

Notes to the Financial Statements	Defiance ETFs

RKLX ETF

	Level 1	Level 2	Level 3	Total

Investments:

Common Stocks	$2,038,474	$–	$–	$2,038,474

U.S. Treasury Bills	–	8,933,644	–	8,933,644

Money Market Funds	971,828	–	–	971,828

Total Investments	$3,010,302	$8,933,644	$–	$11,943,946

Other Financial Instruments:

Total Return Swaps*	$–	$44,184,367	$–	$44,184,367

Total Other Financial Instruments	$–	$44,184,367	$–	$44,184,367

SMCX ETF

	Level 1	Level 2	Level 3	Total

Investments:

Common Stocks	$80,746	$–	$–	$80,746

U.S. Treasury Bills	–	25,702,942	–	25,702,942

Money Market Funds	1,310,126	–	–	1,310,126

Total Investments	$1,390,872	$25,702,942	$–	$27,093,814

Other Financial Instruments:

Total Return Swaps*	$–	$102,602,150	$–	$102,602,150

Total Other Financial Instruments	$–	$102,602,150	$–	$102,602,150

SOFX ETF

	Level 1	Level 2	Level 3	Total

Investments:

U.S. Treasury Bills	$–	$15,671,309	$–	$15,671,309

Money Market Funds	271,113	–	–	271,113

Total Investments	$271,113	$15,671,309	$–	$15,942,422

Notes to the Financial Statements	Defiance ETFs

Other Financial Instruments:

Total Return Swaps*	$–	$41,049,936	$–	$41,049,936

Total Other Financial Instruments	$–	$41,049,936	$–	$41,049,936

SOUX ETF

	Level 1	Level 2	Level 3	Total

Investments:

Common Stocks	$864,437	$–	$–	$864,437

U.S. Treasury Bills	–	2,670,111	–	2,670,111

Money Market Funds	16,452	–	–	16,452

Total Investments	$880,889	$2,670,111	$–	$3,551,000

Other Financial Instruments:

Total Return Swaps*	$–	$9,746,142	$–	$9,746,142

Total Other Financial Instruments	$–	$9,746,142	$–	$9,746,142

VSTL ETF

	Level 1	Level 2	Level 3	Total

Assets:

Investments:

Common Stocks	$155,912	$–	$–	$155,912

U.S. Treasury Bills	–	1,357,515	–	1,357,515

Money Market Funds	560,932	–	–	560,932

Total Investments	$716,844	$1,357,515	$–	$2,074,359

Other Financial Instruments:

Total Return Swaps*	$–	$51,344	$–	$51,344

Total Other Financial Instruments	$–	$51,344	$–	$51,344

Notes to the Financial Statements	Defiance ETFs

IONZ ETF

	Level 1	Level 2	Level 3	Total
Assets:

Investments:

U.S. Treasury Bills	$–	$4,751,301	$–	$4,751,301

Money Market Funds	410,546	–	–	410,546

Total Investments	$410,546	$4,751,301	$–	$5,161,847

Other Financial Instruments:

Total Return Swaps*	$–	$793,104	$–	$793,104

Total Other Financial Instruments	$–	$793,104	$–	$793,104

Liabilities:

Other Financial Instruments:

Total Return Swaps*	$–	$(3,066,520)	$–	$(3,066,520)

Total Other Financial Instruments	$–	$(3,066,520)	$–	$(3,066,520)

LLYZ ETF

	Level 1	Level 2	Level 3	Total

Assets:

Investments:

U.S. Treasury Bills	$–	$314,424	$–	$314,424

Money Market Funds	43,045	–	–	43,045

Total Investments	$43,045	$314,424	$–	$357,469

Other Financial Instruments:

Total Return Swaps*	$–	$6	$–	$6

Total Other Financial Instruments	$–	$6	$–	$6

Notes to the Financial Statements	Defiance ETFs

Liabilities:

Other Financial Instruments:

Total Return Swaps*	$–	$(81,832)	$–	$(81,832)

Total Other Financial Instruments	$–	$(81,832)	$–	$(81,832)

SMST ETF

	Level 1	Level 2	Level 3	Total

Investments:

U.S. Treasury Bills	$–	$2,525,376	$–	$2,525,376

Money Market Funds	125,532	–	–	125,532

Total Investments	$125,532	$2,525,376	$–	$2,650,908

Other Financial Instruments:

Total Return Swaps*	$–	$1,431,555	$–	$1,431,555

Total Other Financial Instruments	$–	$1,431,555	$–	$1,431,555

PLTZ ETF

	Level 1	Level 2	Level 3	Total

Assets:

Investments:

U.S. Treasury Bills	$–	$15,222,130	$–	$15,222,130

Money Market Funds	175,949	–	–	175,949

Total Investments	$175,949	$15,222,130	$–	$15,398,079

Other Financial Instruments:

Total Return Swaps*	$–	$14	$–	$14

Total Other Financial Instruments	$–	$14	$–	$14

Notes to the Financial Statements	Defiance ETFs

Liabilities:

Other Financial Instruments:

Total Return Swaps*	$–	$(1,451,430)	$–	$(1,451,430)

Total Other Financial Instruments	$–	$(1,451,430)	$–	$(1,451,430)

QBTZ ETF

	Level 1	Level 2	Level 3	Total

Assets:

Investments:

Money Market Funds	$2,265,248	$–	$–	$2,265,248

U.S. Treasury Bills	–	1,627,021	–	1,627,021

Total Investments	$2,265,248	$1,627,021	$–	$3,892,269

Liabilities:

Other Financial Instruments:

Total Return Swaps*	$–	$(4,768,375)	$–	$(4,768,375)

Total Other Financial Instruments	$–	$(4,768,375)	$–	$(4,768,375)

RGTZ ETF

	Level 1	Level 2	Level 3	Total

Assets:

Investments:

U.S. Treasury Bills	$–	$18,566,009	$–	$18,566,009

Money Market Funds	230,630	–	–	230,630

Total Investments	$230,630	$18,566,009	$–	$18,796,639

Liabilities:
Other Financial Instruments:

Total Return Swaps*	$–	$(15,520,601)	$–	$(15,520,601)

Total Other Financial Instruments	$–	$(15,520,601)	$–	$(15,520,601)

Notes to the Financial Statements	Defiance ETFs

SMCZ ETF

	Level 1	Level 2	Level 3	Total

Assets:

Investments:

U.S. Treasury Bills	$–	$768,592	$–	$768,592

Money Market Funds	26,964	–	–	26,964

Total Investments	$26,964	$768,592	$–	$795,556

Other Financial Instruments:

Total Return Swaps*	$–	$520,309	$–	$520,309

Total Other Financial Instruments	$–	$520,309	$–	$520,309

Liabilities:

Other Financial Instruments:

Total Return Swaps*	$–	$(21,382)	$–	$(21,382)

Total Other Financial Instruments	$–	$(21,382)	$–	$(21,382)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of October 31, 2025.

Refer to the Schedules of Investments for further disaggregation of investment categories.

B. Derivative Instruments. As the buyer of a call option, the Funds have a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Funds may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, the Funds may buy call options on underlying reference instruments that they intend to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is affected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by the Funds may expire without any value to the Funds, in which case the Funds would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, the Funds have the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Funds may enter into closing sale transactions with respect to put options, exercise them, or permit them to expire. The Funds may buy a put option on an underlying reference instrument owned by the Funds (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when the Funds, as the buyer of the put option, are able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. The Funds may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put options may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when

Notes to the Financial Statements	Defiance ETFs

the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If the Funds write a covered call option, any underlying reference instruments that are held by the Funds and are subject to the call option will be earmarked on the books of such Funds as segregated to satisfy its obligations under the option. The Funds will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, each Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring the Funds to sell the underlying instrument at the exercise price. In that case, the Funds will sell the underlying reference instrument to the option buyer for less than its market value, and such Funds will experience a loss (which will be offset by the premium received by the Funds as the writer of such option). If a call option expires unexercised, the Funds will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Funds will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Funds, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Funds expires unexercised, such Fund will realize a gain in the amount of the premium received.

Each Fund may enter into total return swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Funds. By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, each Fund is exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Notes to the Financial Statements	Defiance ETFs

For the periods ended October 31, 2025, each Fund’s monthly average notional value is described below:

Fund	Instrument	Average Notional Amount

QPUX ETF	Total Return Swaps	$49,305,870
ANEL ETF	Total Return Swaps	13,621,049
AVXX ETF	Total Return Swaps	1,636,852
AVGX ETF	Total Return Swaps	204,031,773
CVNX ETF	Total Return Swaps	4,254,208
DKNX ETF	Total Return Swaps	5,927,382
HIMZ ETF	Total Return Swaps	239,732,667
HOOX ETF	Total Return Swaps	38,387,474
IONX ETF	Total Return Swaps	212,628,470
IRE ETF	Total Return Swaps	220,524,262
JPX ETF	Total Return Swaps	3,956,894
LLYX ETF	Total Return Swaps	96,217,940
LMNX ETF	Total Return Swaps	3,423,118
MPL ETF	Total Return Swaps	14,761,735
MSTX ETF	Purchased Options	-	(a)
	Total Return Swaps	1,864,760,917
NVOX ETF	Total Return Swaps	101,059,475
OKLL ETF	Total Return Swaps	177,551,383
ORCX ETF	Total Return Swaps	203,184,842
OSCX ETF	Total Return Swaps	9,439,721
XPM ETF	Total Return Swaps	1,240,498
QSU ETF	Total Return Swaps	19,784,811
RGTX ETF	Total Return Swaps	127,109,636
RIOX ETF	Total Return Swaps	63,692,394

Notes to the Financial Statements	Defiance ETFs

RKLX ETF	Total Return Swaps	137,774,816
SMCX ETF	Total Return Swaps	584,879,673
SOFX ETF	Total Return Swaps	118,263,957
SOUX ETF	Total Return Swaps	38,021,908
VSTL ETF	Total Return Swaps	7,675,071
IONZ ETF	Total Return Swaps	(66,220,045)
LLYZ ETF	Total Return Swaps	(2,842,915)
SMST ETF	Total Return Swaps	(62,221,885)
PLTZ ETF	Total Return Swaps	(93,562,311)
QBTZ ETF	Total Return Swaps	(74,271,983)
RGTZ ETF	Total Return Swaps	(154,313,134)
SMCZ ETF	Total Return Swaps	(25,686,132)

(a)	During the period ended October 31, 2025, exposure to purchased options contracts was minimal.

Statements of Assets and Liabilities

Fair value of derivative instruments as of October 31, 2025:

	Asset Derivatives		Liability Derivatives
Fund:	Instrument	Balance Sheet	Instrument	Balance Sheet
		Unrealized appreciation on Swap contracts		Unrealized depreciation on Swap contracts
	Total Return Swaps		Total Return Swaps
QPUX ETF	Equity Risk	$3,176,065	Equity Risk	$-
ANEL ETF	Equity Risk	1,146,225	Equity Risk	-
AVXX ETF	Equity Risk	408	Equity Risk	-
AVGX ETF	Equity Risk	43,076,161	Equity Risk	-
CVNX ETF	Equity Risk	27,422	Equity Risk	-
DKNX ETF	Equity Risk	209,941	Equity Risk	-
HIMZ ETF	Equity Risk	9,696,344	Equity Risk	-
HOOX ETF	Equity Risk	9,081,906	Equity Risk	-

Notes to the Financial Statements	Defiance ETFs

IONX ETF	Equity Risk	55,984,829	Equity Risk	-
IRE ETF	Equity Risk	4,241,832	Equity Risk	-
JPX ETF	Equity Risk	121,512	Equity Risk	-
LLYX ETF	Equity Risk	18,522,882	Equity Risk	-
LMNX ETF	Equity Risk	446,903	Equity Risk	-
MPL ETF	Equity Risk	-	Equity Risk	251,284
MSTX ETF	Equity Risk	29,899,465	Equity Risk	-
NVOX ETF	Equity Risk	-	Equity Risk	2,262,227
OKLL ETF	Equity Risk	55,572,095	Equity Risk	-
ORCX ETF	Equity Risk	8,337,246	Equity Risk	-
OSCX ETF	Equity Risk	-	Equity Risk	52,801
XPM ETF	Equity Risk	-	Equity Risk	38,295
QSU ETF	Equity Risk	3,256.001	Equity Risk	-
RGTX ETF	Equity Risk	100,019,308	Equity Risk	-
RIOX ETF	Equity Risk	20,378,576	Equity Risk	237,700
RKLX ETF	Equity Risk	44,184,367	Equity Risk	-
SMCX ETF	Equity Risk	102,602,150	Equity Risk	-
SOFX ETF	Equity Risk	41,049,936	Equity Risk	-
SOUX ETF	Equity Risk	9,746,142	Equity Risk	-
VSTL ETF	Equity Risk	51,344	Equity Risk	-
IONZ ETF	Equity Risk	793,104	Equity Risk	3,066,520
LLYZ ETF	Equity Risk	-	Equity Risk	86,781
SMST ETF	Equity Risk	1,431,555	Equity Risk	-
PLTZ ETF	Equity Risk	-	Equity Risk	1,453,130
QBTZ ETF	Equity Risk	-	Equity Risk	4,768,375
RGTZ ETF	Equity Risk	-	Equity Risk	15,520,601
SMCZ ETF	Equity Risk	520,309	Equity Risk	21,382

Notes to the Financial Statements	Defiance ETFs

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the periods ended October 31, 2025:

	Realized		Change in Unrealized

Fund:	Instrument:	Location:	Instrument:	Location:

		Net realized gain (loss) from Swap contracts		Net change in unrealized appreciation (depreciation) on Swap contracts
	Swap contracts		Swap Contracts
QPUX ETF	Equity Risk	$5,337,155	Equity Risk	$3,176,065
ANEL ETF	Equity Risk	185,863	Equity Risk	1,146,225
AVXX ETF	Equity Risk	34,432	Equity Risk	408
AVGX ETF	Equity Risk	58,955,299	Equity Risk	46,745,673
CVNX ETF	Equity Risk	(1,444,998)	Equity Risk	27,422
DKNX ETF	Equity Risk	(2,327,229)	Equity Risk	209,941
HIMZ ETF	Equity Risk	16,956,500	Equity Risk	9,696,344
HOOX ETF	Equity Risk	21,187,472	Equity Risk	9,081,906
IONX ETF	Equity Risk	50,510,537	Equity Risk	55,984,829
IRE ETF	Equity Risk	(1,573,734)	Equity Risk	4,241,832
JPX ETF	Equity Risk	113,564	Equity Risk	121,512
LLYX ETF	Equity Risk	15,027,534	Equity Risk	17,425,569
LMNX ETF	Equity Risk	(53,378)	Equity Risk	446,903
MPL ETF	Equity Risk	(1,574,426)	Equity Risk	(251,284)
MSTX ETF	Equity Risk	(310,697,836)	Equity Risk	(422,783,569)
NVOX ETF	Equity Risk	(17,007,734)	Equity Risk	(1,799,355)
OKLL ETF	Equity Risk	38,981,247	Equity Risk	55,572,095
ORCX ETF	Equity Risk	(52,262,006)	Equity Risk	8,212,302
OSCX ETF	Equity Risk	(2,560,427)	Equity Risk	(52,801)
XPM ETF	Equity Risk	(117,504)	Equity Risk	(38,295)
QSU ETF	Equity Risk	(346,348)	Equity Risk	3,256,001
RGTX ETF	Equity Risk	48,769,849	Equity Risk	100,019,308
RIOX ETF	Equity Risk	25,174,916	Equity Risk	20,244,526
RKLX ETF	Equity Risk	70,398,539	Equity Risk	44,184,367
SMCX ETF	Equity Risk	89,578,645	Equity Risk	126,306,614
SOFX ETF	Equity Risk	33,809,483	Equity Risk	42,223,036
SOUX ETF	Equity Risk	9,081,986	Equity Risk	9,746,142

Notes to the Financial Statements	Defiance ETFs

VSTL ETF	Equity Risk	(1,076,075)	Equity Risk	51,344
IONZ ETF	Equity Risk	(4,159,875)	Equity Risk	(2,273,416)
LLYZ ETF	Equity Risk	(423,906)	Equity Risk	(86,781)
SMST ETF	Equity Risk	6,507,992	Equity Risk	2,692,932
PLTZ ETF	Equity Risk	(22,623,730)	Equity Risk	(1,453,130)
QBTZ ETF	Equity Risk	688,806	Equity Risk	(4,768,375)
RGTZ ETF	Equity Risk	36,262,164	Equity Risk	(15,520,601)
SMCZ ETF	Equity Risk	(1,758,965)	Equity Risk	498,927

The total return swap contracts are subject to master netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds through a single payment, in the event of default or termination. Amounts presented on the Schedules of Total Return Swap Contracts are gross settlement amounts.

Under the master netting agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master netting agreements with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of master netting agreements.

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of October 31, 2025.

Description	Counterparty	Investment Type	Gross Amounts	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount

		Total Return
		Swap Contracts
QPUX ETF
Assets	Clear Street LLC		$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.		$3,176,065	$-	$3,176,065	$-	$-	$3,176,065
Liabilities	Clear Street LLC		$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.		$-	$-	$-	$-	$-	$-
ANEL ETF
Assets	Cantor Fitzgerald & Co.		$526,993	$-	$526,993	$-	$-	$526,993
	Clear Street LLC		$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.		$619,232	$-	$619,232	$-	$-	$619,232
Liabilities	Cantor Fitzgerald & Co.		$-	$-	$-	$-	$-	$-
	Clear Street LLC		$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.		$-	$-	$-	$-	$-	$-
AVXX ETF
Assets	Clear Street LLC		$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.		$408	$-	$408	$-	$-	$408
Liabilities	Clear Street LLC		$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.		$-	$-	$-	$-	$-	$-
AVGX ETF
Assets	BMO Capital Markets Corp.		$9,133,210	$-	$9,133,210	$-	$-	$9,133,210
	Cantor Fitzgerald & Co.		$16,242,352	$-	$16,242,352	$-	$-	$16,242,352

Notes to the Financial Statements	Defiance ETFs

	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$5,716,791	$-	$5,716,791	$-	$-	$5,716,791
	Morgan Stanley	$764,376	$-	$764,376	$-	$-	$764,376
	Nomura Sercurities International, Inc.	$11,219,432	$-	$11,219,432	$-	$-	$11,219,432
Liabilities	BMO Capital Markets Corp.	$-	$-	$-	$-	$-	$-
	Cantor Fitzgerald & Co.	$-	$-	$-	$-	$-	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
	Morgan Stanley	$-	$-	$-	$-	$-	$-
	Nomura Sercurities International, Inc.	$-	$-	$-	$-	$-	$-

CVNX ETF
Assets	Cantor Fitzgerald & Co.	$13,659	$-	$13,659	$-	$-	$13,659
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$6,192	$-	$6,192	$-	$-	$6,192
	Nomura Sercurities International, Inc.	$7,571	$-	$7,571	$-	$-	$7,571
Liabilities	Cantor Fitzgerald & Co.	$-	$-	$-	$-	$-	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
	Nomura Sercurities International, Inc.	$-	$-	$-	$-	$-	$-
DKNX ETF
Assets	Cantor Fitzgerald & Co.	$69,625	$-	$69,625	$-	$-	$69,625
	Marex Capital Markets, Inc.	$50,247	$-	$50,247	$-	$-	$50,247
	Nomura Sercurities International, Inc.	$90,069	$-	$90,069	$-	$-	$90,069
Liabilities	Cantor Fitzgerald & Co.	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
	Nomura Sercurities International, Inc.	$-	$-	$-	$-	$-	$-
HIMZ ETF
Assets	BMO Capital Markets Corp.	$3,815,350	$-	$3,815,350	$-	$-	$3,815,350
	Cantor Fitzgerald & Co.	$1,773,171	$-	$1,773,171	$-	$-	$1,773,171
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$2,651,823	$-	$2,651,823	$-	$-	$2,651,823
	Nomura Sercurities International, Inc.	$1,456,000	$-	$1,456,000	$-	$-	$1,456,000
Liabilities	BMO Capital Markets Corp.	$-	$-	$-	$-	$-	$-
	Cantor Fitzgerald & Co.	$-	$-	$-	$-	$-	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
	Nomura Sercurities International, Inc.	$-	$-	$-	$-	$-	$-
HOOX ETF
Assets	BMO Capital Markets Corp.	$2,095,635	$-	$2,095,635	$-	$-	$2,095,635
	Cantor Fitzgerald & Co.	$1,466,630	$-	$1,466,630	$-	$-	$1,466,630
	Clear Street LLC	$-	$-	$-	$-	$-	$-

Notes to the Financial Statements	Defiance ETFs

	Marex Capital Markets, Inc.	$2,779,841	$-	$2,779,841	$-	$-	$2,779,841
	Nomura Sercurities International, Inc.	$2,739,800	$-	$2,739,800	$-	$-	$2,739,800
Liabilities	BMO Capital Markets Corp.	$-	$-	$-	$-	$-	$-
	Cantor Fitzgerald & Co.	$-	$-	$-	$-	$-	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
	Nomura Sercurities International, Inc.	$-	$-	$-	$-	$-	$-
IONX ETF
Assets	BMO Capital Markets Corp.	$14,762,825	$-	$14,762,825	$-	$-	$14,762,825
	Cantor Fitzgerald & Co.	$19,191,804	$-	$19,191,804	$-	$-	$19,191,804
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$19,258,200	$-	$19,258,200	$-	$-	$19,258,200
	Nomura Sercurities International, Inc.	$2,772,000	$-	$2,772,000	$-	$-	$2,772,000
Liabilities	BMO Capital Markets Corp.	$-	$-	$-	$-	$-	$-
	Cantor Fitzgerald & Co.	$-	$-	$-	$-	$-	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
	Nomura Sercurities International, Inc.	$-	$-	$-	$-	$-	$-
IRE ETF
Assets	Cantor Fitzgerald & Co.	$1,952,146	$-	$1,952,146	$-	$-	$1,952,146
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$1,916,018	$-	$1,916,018	$-	$-	$1,916,018
	Nomura Sercurities International, Inc.	$373,668	$-	$373,668	$-	$-	$373,668
Liabilities	Cantor Fitzgerald & Co.	$-	$-	$-	$-	$-	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
	Nomura Sercurities International, Inc.	$-	$-	$-	$-	$-	$-
JPX ETF
Assets	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$121,512	$-	$121,512	$-	$-	$121,512
Liabilities	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
LLYX ETF
Assets	BMO Capital Markets Corp.	$155,933	$-	$155,933	$-	$-	$155,933
	Cantor Fitzgerald & Co.	$5,848,481	$-	$5,848,481	$-	$-	$5,848,481
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$3,273,205	$-	$3,273,205	$-	$-	$3,273,205
	Morgan Stanley	$128,117	$-	$128,117	$-	$-	$128,117
	Nomura Sercurities International, Inc.	$9,117,146	$-	$9,117,146	$-	$-	$9,117,146
Liabilities	BMO Capital Markets Corp.	$-	$-	$-	$-	$-	$-
	Cantor Fitzgerald & Co.	$-	$-	$-	$-	$-	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-

Notes to the Financial Statements	Defiance ETFs

	Morgan Stanley	$-	$-	$-	$-	$-	$-
	Nomura Sercurities International, Inc.	$-	$-	$-	$-	$-	$-
LMNX ETF
Assets	Cantor Fitzgerald & Co.	$428,721	$-	$428,721	$-	$-	$428,721
	Clear Street LLC	$99	$-	$99	$-	$-	$99
	Marex Capital Markets, Inc.	$18,083	$-	$18,083	$-	$-	$18,083
Liabilities	Cantor Fitzgerald & Co.	$-	$-	$-	$-	$-	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
MPL ETF
Assets	Cantor Fitzgerald & Co.	$-	$-	$-	$-	$-	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
Liabilities	Cantor Fitzgerald & Co.	$144,350	$-	$144,350	$-	$144,350	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$106,934	$-	$106,934	$-	$106,934	$-
MSTX ETF
Assets	BMO Capital Markets Corp.	$-	$-	$-	$-	$-	$-
	Cantor Fitzgerald & Co.	$15,730,190	$-	$15,730,190	$-	$-	$15,730,190
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$14,169,275	$-	$14,169,275	$-	$-	$14,169,275
Liabilities	BMO Capital Markets Corp.	$-	$-	$-	$-	$-	$-
	Cantor Fitzgerald & Co.	$-	$-	$-	$-	$-	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
NVOX ETF
Assets	Cantor Fitzgerald & Co.	$-	$-	$-	$-	$-	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
	Morgan Stanley	$-	$-	$-	$-	$-	$-
	Nomura Sercurities International, Inc.	$-	$-	$-	$-	$-	$-
Liabilities	Cantor Fitzgerald & Co.	$410,684	$-	$410,684	$-	$410,684	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$170,664	$-	$170,664	$-	$170,664	$-
	Morgan Stanley	$1,201,973	$-	$1,201,973	$-	$1,201,973	$-
	Nomura Sercurities International, Inc.	$478,906	$-	$478,906	$-	$478,906	$-
OKLL ETF
Assets	Cantor Fitzgerald & Co.	$13,385,613	$-	$13,385,613	$-	$-	$13,385,613
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$40,956,128	$-	$40,956,128	$-	$-	$40,956,128
	Nomura Sercurities International, Inc.	$1,230,354	$-	$1,230,354	$-	$-	$1,230,354
Liabilities	Cantor Fitzgerald & Co.	$-	$-	$-	$-	$-	$-

Notes to the Financial Statements	Defiance ETFs

Clear Street LLC	$-	$-	$-	$-	$-	$-
Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
Nomura Sercurities International, Inc.	$-	$-	$-	$-	$-	$-

ORCX ETF
Assets	BMO Capital Markets Corp.	$-	$-	$-	$-	$-	$-
	Cantor Fitzgerald & Co.	$4,574,724	$-	$4,574,724	$-	$-	$4,574,724
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$950,869	$-	$950,869	$-	$-	$950,869
	Nomura Sercurities International, Inc.	$2,811,653	$-	$2,811,653	$-	$-	$2,811,653
Liabilities	BMO Capital Markets Corp.	$-	$-	$-	$-	$-	$-
	Cantor Fitzgerald & Co.	$-	$-	$-	$-	$-	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
	Nomura Sercurities International, Inc.	$-	$-	$-	$-	$-	$-
OSCX ETF
Assets	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
	Nomura Sercurities International, Inc.	$-	$-	$-	$-	$-	$-
Liabilities	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$30,301	$-	$30,301	$-	$30,301	$-
	Nomura Sercurities International, Inc.	$22,500	$-	$22,500	$-	$22,500	$-
XPM ETF
Assets	Cantor Fitzgerald & Co.	$-	$-	$-	$-	$-	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
Liabilities	Cantor Fitzgerald & Co.	$38,048	$-	$38,048	$-	$38,048	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$247	$-	$247	$-	$247	$-
QSU ETF
Assets	Cantor Fitzgerald & Co.	$858,201	$-	$858,201	$-	$-	$858,201
	Clear Street LLC	$324,927	$-	$324,927	$-	$-	$324,927
	Marex Capital Markets, Inc.	$1,362,711	$-	$1,362,711	$-	$-	$1,362,711
	Nomura Sercurities International, Inc.	$710,162	$-	$710,162	$-	$-	$710,162
Liabilities	Cantor Fitzgerald & Co.	$-	$-	$-	$-	$-	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
	Nomura Sercurities International, Inc.	$-	$-	$-	$-	$-	$-
RGTX ETF
Assets	BMO Capital Markets Corp.	$14,435,950	$-	$14,435,950	$-	$-	$14,435,950
	Cantor Fitzgerald & Co.	$38,938,332	$-	$38,938,332	$-	$-	$38,938,332
	Clear Street LLC	$-	$-	$-	$-	$-	$-

Notes to the Financial Statements	Defiance ETFs

	Marex Capital Markets, Inc.	$38,964,570	$-	$38,964,570	$-	$-	$38,964,570
	Nomura Sercurities International, Inc.	$7,680,456	$-	$7,680,456	$-	$-	$7,680,456
Liabilities	BMO Capital Markets Corp.	$-	$-	$-	$-	$-	$-
	Cantor Fitzgerald & Co.	$-	$-	$-	$-	$-	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
	Nomura Sercurities International, Inc.	$-	$-	$-	$-	$-	$-
RIOX ETF
Assets	BMO Capital Markets Corp.	$-	$-	$-	$-	$-	$-
	Cantor Fitzgerald & Co.	$14,509,668	$-	$14,509,668	$-	$-	$14,509,668
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$5,868,608	$-	$5,868,608	$-	$-	$5,868,608
Liabilities	BMO Capital Markets Corp.	$237,700	$-	$237,700	$-	$237,700	$-
	Cantor Fitzgerald & Co.	$-	$-	$-	$-	$-	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
RKLX ETF
Assets	BMO Capital Markets Corp.	$-	$-	$-	$-	$-	$-
	Cantor Fitzgerald & Co.	$15,465,317	$-	$15,465,317	$-	$-	$15,465,317
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$26,478,353	$-	$26,478,353	$-	$-	$26,478,353
	Nomura Sercurities International, Inc.	$2,240,697	$-	$2,240,697	$-	$-	$2,240,697
Liabilities	BMO Capital Markets Corp.	$-	$-	$-	$-	$-	$-
	Cantor Fitzgerald & Co.	$-	$-	$-	$-	$-	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
	Nomura Sercurities International, Inc.	$-	$-	$-	$-	$-	$-
SMCX ETF
Assets	BMO Capital Markets Corp.	$5,188,300	$-	$5,188,300	$-	$-	$5,188,300
	Cantor Fitzgerald & Co.	$28,910,784	$-	$28,910,784	$-	$-	$28,910,784
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$5,993,155	$-	$5,993,155	$-	$-	$5,993,155
	Morgan Stanley	$5,297,095	$-	$5,297,095	$-	$-	$5,297,095
	Nomura Sercurities International, Inc.	$57,212,816	$-	$57,212,816	$-	$-	$57,212,816
Liabilities	BMO Capital Markets Corp.	$-	$-	$-	$-	$-	$-
	Cantor Fitzgerald & Co.	$-	$-	$-	$-	$-	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
	Nomura Sercurities International, Inc.	$-	$-	$-	$-	$-	$-
	Morgan Stanley	$-	$-	$-	$-	$-	$-
SOFX ETF
Assets	BMO Capital Markets Corp.	$649,500	$-	$649,500	$-	$-	$649,500
	Cantor Fitzgerald & Co.	$25,504,427	$-	$25,504,427	$-	$-	$25,504,427

Notes to the Financial Statements	Defiance ETFs

	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$6,438,193	$-	$6,438,193	$-	$-	$6,438,193
	Nomura Sercurities International, Inc.	$8,457,816	$-	$8,457,816	$-	$-	$8,457,816
Liabilities	BMO Capital Markets Corp.	$-	$-	$-	$-	$-	$-
	Cantor Fitzgerald & Co.	$-	$-	$-	$-	$-	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
	Nomura Sercurities International, Inc.	$-	$-	$-	$-	$-	$-
SOUX ETF
Assets	Cantor Fitzgerald & Co.	$3,859,875	$-	$3,859,875	$-	$-	$3,859,875
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$4,286,488	$-	$4,286,488	$-	$-	$4,286,488
	Nomura Sercurities International, Inc.	$1,599,779	$-	$1,599,779	$-	$-	$1,599,779
Liabilities	Cantor Fitzgerald & Co.	$-	$-	$-	$-	$-	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
	Nomura Sercurities International, Inc.	$-	$-	$-	$-	$-	$-
VSTL ETF
Assets	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$31,984	$-	$31,984	$-	$-	$31,984
	Nomura Sercurities International, Inc.	$19,360	$-	$19,360	$-	$-	$19,360
Liabilities	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
	Nomura Sercurities International, Inc.	$-	$-	$-	$-	$-	$-
IONZ ETF
Assets	Cantor Fitzgerald & Co.	$-	$-	$-	$-	$-	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
	Nomura Sercurities International, Inc.	$793,104	$-	$793,104	$-	$-	$793,104
Liabilities	Cantor Fitzgerald & Co.	$2,075,955	$-	$2,075,955	$-	$2,075,955	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$990,565	$-	$990,565	$-	$990,565	$-
	Nomura Sercurities International, Inc.	$-	$-	$-	$-	$-	$-
LLYZ ETF
Assets	Cantor Fitzgerald & Co.	$-	$-	$-	$-	$-	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
Liabilities	Cantor Fitzgerald & Co.	$48,802	$-	$48,802	$-	$48,802	$-
	Clear Street LLC	$4,949	$-	$4,949	$-	$4,949	$-
	Marex Capital Markets, Inc.	$33,030	$-	$33,030	$-	$33,030	$-
SMST ETF
Assets	Cantor Fitzgerald & Co.	$638,308	$-	$638,308	$-	$-	$638,308
	Marex Capital Markets, Inc.	$793,247	$-	$793,247	$-	$-	$793,247

Notes to the Financial Statements	Defiance ETFs

Liabilities	Cantor Fitzgerald & Co.	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
PLTZ ETF
Assets	Cantor Fitzgerald & Co.	$-	$-	$-	$-	$-	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
Liabilities	Cantor Fitzgerald & Co.	$793,861	$-	$793,861	$-	$793,861	$-
	Clear Street LLC	$1,700	$-	$1,700	$-	$1,700	$-
	Marex Capital Markets, Inc.	$657,569	$-	$657,569	$-	$657,569	$-
PLTZ ETF
Assets	Cantor Fitzgerald & Co.	$-	$-	$-	$-	$-	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
Liabilities	Cantor Fitzgerald & Co.	$305,555	$-	$305,555	$-	$305,555	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$4,462,820	$-	$4,462,820	$-	$4,462,820	$-
RGTZ ETF
Assets	Cantor Fitzgerald & Co.	$-	$-	$-	$-	$-	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
	Nomura Sercurities International, Inc.	$-	$-	$-	$-	$-	$-
Liabilities	Cantor Fitzgerald & Co.	$784,425	$-	$784,425	$-	$784,425	$-
	Clear Street LLC	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$13,309,926	$-	$13,309,926	$-	$13,309,926	$-
	Nomura Sercurities International, Inc.	$1,426,250	$-	$1,426,250	$-	$1,426,250	$-
SMCZ ETF
Assets	Cantor Fitzgerald & Co.	$-	$-	$-	$-	$-	$-
	Marex Capital Markets, Inc.	$49,909	$-	$49,909	$-	$-	$49,909
	Nomura Sercurities International, Inc.	$470,400	$-	$470,400	$-	$-	$470,400
Liabilities	Cantor Fitzgerald & Co.	$21,382	$-	$21,382	$-	$21,382	$-
	Marex Capital Markets, Inc.	$-	$-	$-	$-	$-	$-
	Nomura Sercurities International, Inc.	$-	$-	$-	$-	$-	$-

C. Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not

Notes to the Financial Statements	Defiance ETFs

necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of October 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

D. Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

E. Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

F. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Share Valuation. The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. The QPUX ETF, ANEL ETF, AVXX ETF, AVGX ETF, CVNX ETF, DKNX ETF, HIMZ ETF, HOOX ETF, IONX ETF, IRE ETF, JPX ETF, LMNX ETF, MPL ETF, MSTX ETF, OKLL ETF, ORCX ETF, OSCX ETF, XPM ETF, QSU ETF, RGTX ETF, RKLX ETF, SMCX ETF, SOFX ETF, SOUX ETF, VSTL ETF, IONZ ETF, LLYZ ETF, SMST ETF, PLTZ ETF, QBTZ ETF, RGTZ ETF and SMCZ ETF Shares will not be priced on the days on which The NASDAQ is closed for trading. The LLYX ETF, NVOX ETF, and RIOX ETF Shares will not be priced on the days on which the NYSE Arca, Inc. (“NYSE”) is closed for trading.

H. Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I. Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any security that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by each Fund exceeds 15% of each Fund’s net assets, the Funds will take such steps as set forth in the Program.

J. Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. The Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

Notes to the Financial Statements	Defiance ETFs

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Compounding and Market Volatility Risk. Each Fund has a daily leveraged investment objective and a Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the respective Underlying Security’s performance, before a Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For each Fund aiming to replicate two times the daily performance of its Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased. The effect of compounding becomes more pronounced as an Underlying Security’s volatility and the holding period increase. The effect of compounding will impact each shareholder differently depending on the period of time an investment in a Fund is held and the volatility of the respective Underlying Security during a shareholder’s holding period of an investment in each Fund.

Daily Correlation/Tracking Risk. There is no guarantee that the Funds will achieve a high degree of leveraged correlation to the Target Portfolio and therefore achieve their daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Target Portfolio, each Fund seeks to rebalance their portfolio daily to keep exposure consistent with their daily leveraged investment objective. The possibility of the Funds being materially over- or under-exposed to the Target Portfolio increases on days when the Target Portfolio is volatile near the close of the trading day. Additionally, if securities within the Target Portfolio exhibit unexpected or heightened correlations, each Fund’s ability to achieve their daily investment objective may be adversely impacted as overlapping exposures may reduce potential diversification benefits and amplify the effects of market movements. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect each Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Target Portfolio experiences a significant increase or decline, each Fund may not meet their investment objective, be able to rebalance their portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Each Fund may have difficulty achieving their daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Funds. The Funds may also be impacted by large movements of assets into and out of the Funds, potentially resulting in the Funds being over- or under-exposed to the Target Portfolio. The Funds may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact each Fund’s leveraged correlation to the Target Portfolio. Finally, during periods of high volatility, compounding effects and correlation shifts between securities in the Target Portfolio may cause each Fund’s returns to deviate materially from two times (2X) the daily performance of the Target Portfolio.

Leverage Risk. The Funds obtain investment exposure in excess of their net assets by utilizing leverage and may lose more money in market conditions that are adverse to their investment objective than a fund that does not utilize leverage. An investment in each Fund is exposed to the risk that a decline in the daily performance of the Target Portfolio will be magnified. This means that an investment in each Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Target Portfolio, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Funds could theoretically lose an amount greater than their net assets in the event the share price of the Target Portfolio declines more than 50%. Leverage will also have the effect of magnifying any differences in each Fund’s performances correlation with the Target Portfolio’s share price.

ANET Risks. The ANEL ETF invests in swap contracts and options that are based on the share price of ANET. This subjects the Fund to certain of the same risks as if it owned shares of ANET, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of ANET, the Fund may also be subject to the following risks:

Indirect Investment in ANET Risk. ANET is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of ANET but will be exposed to the performance of ANET (the Underlying Security). Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

Notes to the Financial Statements	Defiance ETFs

ANET Trading Risk. The trading price of ANET may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading ANET, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence ANET’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of ANET, trading in shares of related funds may be impacted, either temporarily or indefinitely.

ANET Performance Risk. ANET may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of ANET to decline. ANET provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance ANET provides may not ultimately be accurate. If ANET’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by ANET could decline significantly.

Communications Equipment Industry Risks. The communications equipment industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence. Communications services companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies. These companies can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications (including with 5G and other technologies), product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products. Technological innovations may make the products and services of such companies obsolete.

Limited Customer Risk. ANET expects large purchases by a limited number of customers to continue to represent a substantial portion of its revenue, and any loss, delay, decline or other change in expected purchases could result in material quarter-to quarter fluctuations of its revenue or otherwise adversely affect its results of operations. ANET may be unable to sustain or increase its revenue from its large customers, grow revenue with new or other existing customers at the rate it anticipates or at all, or offset a decline or discontinuation of concentrated purchases by larger customers with purchases by new or existing customers.

Intellectual Property Risks: ANET’s success and ability to compete depends substantially upon its core technology and intellectual property. ANET relies on patent, trademark and copyright laws, trade secret protection and confidentiality agreements with its employees, customers, resellers, systems integrators, manufacturers, and others to protect its intellectual property rights. ANET’s industry is characterized by the existence of a large number of patents and frequent claims and related litigation regarding patent and other intellectual property rights. If ANET becomes more successful, it believes that competitors will be more likely to try to develop similar products that may infringe its proprietary rights. Further, from time to time, third parties may assert patent, copyright, trademark and other intellectual property rights against ANET. Successful claims of infringement by a third-party, if any, could prevent ANET from distributing certain products or performing certain services, require ANET to expend time and money to develop non-infringing solutions or force ANET to pay substantial damages, royalties or other fees.

International Business Risks: ANET’s ability to grow its business and its future success will depend to a significant extent on its ability to expand its operations and customer base worldwide. Many of ANET’s customers, resellers, partners, suppliers and manufacturers operate around the world. Operating in a global marketplace, ANET is subject to risks associated with having an international reach and compliance and regulatory requirements.

AVAV Risks. The AVXX ETF invests in swap contracts and options that are based on the share price of AVAV. This subjects the Fund to certain of the same risks as if it owned shares of AVAV, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of AVAV, the Fund may also be subject to the following risks:

Indirect Investment in AVAV Risk. AVAV is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of AVAV but will be exposed to the performance of AVAV. Investors will also not have the right to receive dividends or other

Notes to the Financial Statements	Defiance ETFs

distributions from AVAV, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

AVAV Trading Risk. The trading price of AVAV may be subject to heightened volatility influenced by various factors, including defense sector procurement cycles, geopolitical tensions, and regulatory developments affecting aerospace and unmanned systems. AVAV’s stock performance could also be impacted by investor sentiment around defense spending, drone technologies, and U.S. foreign policy, particularly in regions where AVAV’s products are deployed. Public scrutiny of military technology applications may further exacerbate market fluctuations. Additionally, the presence of short sellers or speculative trading activity may amplify volatility. In the event of a trading halt, delisting, or significant disruption in the market for AVAV shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

AVAV Performance Risk. AVAV’s ability to meet financial forecasts and strategic objectives depends on a range of execution risks, including the timely receipt of government contracts, successful product testing and field deployment, and competition from emerging drone or robotics platforms. Delays in procurement processes, budgetary constraints, or contract cancellations could materially affect AVAV’s revenues and margins. Moreover, reliance on a limited number of key contracts or clients introduces concentration risk. Any failure to innovate or adapt to evolving defense requirements may weaken investor confidence and lead to substantial declines in AVAV’s stock price.

Aerospace & Defense Industry Risks. Companies in the aerospace and defense industry are subject to risks stemming from their reliance on government budgets and spending priorities, which can fluctuate due to political and economic pressures. These companies often operate in highly competitive markets and may face challenges from both domestic and international competitors. The aerospace and defense industry is also affected by geopolitical tensions, trade policies, and regulatory changes that can impact market access and operational efficiency. Aerospace and defense companies typically rely on complex supply chains for specialized components and materials. Disruptions in these supply chains, whether due to shortages, price increases, or geopolitical factors, can significantly affect production and profitability. Additionally, technological advancements are critical for maintaining competitiveness in this sector, but the high cost and uncertain outcomes of research and development efforts may pose financial risks. Companies in this industry face heightened cybersecurity risks due to the sensitive nature of their technologies, and breaches can lead to operational disruptions, reputational damage, and regulatory scrutiny. Long-term fixed-cost contracts, which are common in this sector, may expose companies to financial losses if costs exceed estimates. Furthermore, environmental and safety regulations, as well as export controls, tariffs, and trade restrictions, impose significant compliance costs and may limit market opportunities. The aerospace and defense industry is inherently cyclical and influenced by global political and economic developments, which can contribute to earnings volatility and investment risks.

AVAV Government Contract Risk. A substantial portion of AVAV’s revenue is derived from contracts with the U.S. government, particularly agencies within the Department of Defense (DoD). Reductions in government defense budgets, shifts in procurement priorities, or delays in contract awards could materially impact AVAV’s business, thereby affecting the value of the Fund’s investment exposure.

AVAV Market Adoption Risk. AVAV’s growth is dependent on the continued development and adoption of uncrewed aircraft systems and loitering munitions systems. If these technologies fail to achieve broader acceptance, or if demand from domestic and international customers weakens, AVAV’s financial results could suffer. 26

AVAV Technology and R&D Risk. The markets in which AVAV competes are subject to rapid technological change. The company invests heavily in research and development, which may not always yield commercially viable products. If AVAV is unable to keep pace with evolving technologies or competitors, its performance could decline.

AVAV Operational Risk. AVAV faces risks related to scaling manufacturing operations, managing inventory, and securing critical components. Disruptions in its supply chain, inefficiencies in production, or volatility in input materials may hinder its ability to meet customer expectations and could negatively impact margins. AVAV’s products rely on rare earth metals for their manufacturing, of which a significant majority are sourced from China. In January 2024, China imposed sanctions on AeroVironment in response to sales of military equipment by the U.S. Government to Taiwan. Additionally, in March 2025, China’s Ministry of Commerce placed AeroVironment on China’s export control list. Although AVAV has not experienced a material negative impact on its business as a result of the announced sanctions and export restrictions, there may be material negative impacts on its business in the future.

Notes to the Financial Statements	Defiance ETFs

AVAV Regulatory and Legal Risk. AVAV is subject to complex government regulations and compliance obligations, including export controls, regulatory approvals, data security laws, and cybersecurity protocols. Breaches, noncompliance, or adverse legal rulings could result in penalties, reputational damage, or limits on AVAV’s ability to operate in key markets.

AVAV Intellectual Property Risk. AVAV depends on proprietary technologies for competitive differentiation. Failure to adequately protect its intellectual property, or litigation involving alleged infringement, could divert resources, increase costs, or constrain future product development.

AVAV Volatility Risk. The share price of AVAV may be volatile due to its exposure to geopolitical events, defense spending cycles, supply chain challenges, and shifts in global security dynamics. Periods of heightened market uncertainty or changes in public sentiment toward defense and aerospace contractors may lead to outsized movements in AVAV’s stock, which could adversely impact the Fund.

AVGO Risks. The AVGX ETF invests in swap contracts that are based on the share price of AVGO. This subjects the Fund to certain of the same risks as if it owned shares of AVGO, even though it does not. By virtue of the Fund’s investments in swap contracts that are based on the value of AVGO, the Fund may also be subject to the following risks:

Indirect Investment in AVGO Risk. AVGO is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of AVGO but will be exposed to the performance of AVGO. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to AVGO but will be subject to declines in the performance of AVGO.

AVGO Trading Risk. The trading price of AVGO may be subject to volatility and could experience wide fluctuations due to various factors. The semiconductors industry, including AVGO, operates within a market that has historically witnessed significant price and volume fluctuations, sometimes unrelated to the companies’ operating performance. Short sellers may also play a significant role in trading AVGO, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence AVGO’s share price disproportionately, as AVGO often receives heightened public attention regardless of its operational performance. Additionally, following periods of market volatility, companies, including AVGO, have faced securities class action litigation. AVGO has been subject to such litigation in the past and continues to defend against such actions. However, any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of AVGO, trading in shares of related funds may be impacted, either temporarily or indefinitely.

AVGO Performance Risk. AVGO may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of AVGO to decline. AVGO provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance AVGO provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If AVGO’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by AVGO could decline significantly.

Business and Operational Risks. AVGO faces numerous business and operational risks, including adverse global economic conditions that could negatively impact operations. Compliance with governmental regulations and trade restrictions may result in significant expenses, and failure to comply could lead to the cessation of product manufacture and distribution, administrative proceedings, and civil or criminal penalties. Global political and economic instability, along with the failure to realize expected benefits from the VMware, LLC merger, further pose challenges. The company also encounters risks related to acquisitions, investments, joint ventures, and dispositions, which could adversely affect financial results. Additionally, dependency on senior management and the ability to attract and retain qualified personnel are critical to executing AVGO’s business strategy effectively.

Notes to the Financial Statements	Defiance ETFs

Technological and Cybersecurity Risks. AVGO is subject to technological and cybersecurity risks, including potential impairments to the confidentiality, integrity, or availability of IT systems and those of corporate infrastructure vendors, which could have a material adverse effect on the business. Operating in the highly cyclical semiconductor industry, AVGO’s sales are largely dependent on a small number of customers, and any reduction in demand or loss of significant customers could adversely affect the business. Reliance on contract manufacturing and suppliers of critical components within the supply chain, along with the need to purchase materials from a limited number of suppliers, may impact AVGO’s ability to bring products to market. Furthermore, failure to adjust manufacturing and supply chains to meet customer demand accurately could adversely affect operational results.

Legal, Environmental, and Market Risks. AVGO is involved in various legal proceedings, including intellectual property, securities litigation, and employee-related claims, which could adversely affect the business. The company’s growth in the software segment depends on customer acceptance of newer products and services, and incompatibility with operating environments or third-party products could decrease demand. Failure to enter into satisfactory software license agreements and the availability of licensed third-party software are additional concerns. Environmental, social, and governance (ESG) matters, compliance with privacy and data security laws, and adherence to environmental, health, and safety regulations could increase costs and restrict operations. Rapidly decreasing average selling prices of semiconductor products and fluctuations in foreign exchange rates also pose significant risks.

Financial and Stock-Related Risks. AVGO’s financial health is affected by substantial indebtedness, which could hinder the ability to execute business strategies. Instruments governing indebtedness impose restrictions, and servicing debt requires significant cash flows, potentially impacting business operations. The volatility of AVGO’s stock price may result in substantial losses for investors and trigger class action litigation against the company and its management. Stock repurchase fluctuations, the concentration of stock held by a small number of large investors, and uncertainties regarding the continuation of cash dividends further contribute to financial risks. Changes in tax legislation, the maintenance of tax concessions, and potential tax liabilities from VMware’s former association with Dell also significantly impact AVGO’s financial position and operating results.

CVNA Risks. The CVNX ETF invests in swap contracts and options that are based on the share price of CVNA. This subjects the Fund to certain of the same risks as if it owned shares of CVNA, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of CVNA, the Fund may also be subject to the following risks:

Indirect Investment in CVNA Risk. CVNA is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of CVNA but will be exposed to the performance of CVNA (the Underlying Security). Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

CVNA Trading Risk. The trading price of CVNA may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading CVNA, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence CVNA’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of CVNA, trading in shares of related funds may be impacted, either temporarily or indefinitely.

CVNA Performance Risk. CVNA may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of CVNA to decline. CVNA provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance CVNA provides may not ultimately be accurate. If CVNA’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by CVNA could decline significantly.

Automotive Industry Risk. The automotive retail industry is subject to significant risks that can impact both profitability and competitiveness. The industry is highly dependent on consumer demand, which can be influenced by various factors such as

Notes to the Financial Statements	Defiance ETFs

economic conditions, consumer confidence, fuel prices, and preferences for particular vehicle types. Economic downturns or decreases in consumer spending can lead to reduced vehicle sales, impacting the profitability of automotive retailers. Effective inventory management is essential to avoid excess holding costs, obsolescence, and missed sales opportunities. Additionally, the industry’s reliance on auto lending and financing means that changes in interest rates, lending standards, and credit availability can greatly influence consumer purchasing behavior. Regulatory compliance is another crucial aspect, as automotive retailers must adhere to various consumer protection, advertising, financing, and environmental standards, with non-compliance resulting in substantial fines, legal costs, and reputational damage.

Business Risks. CVNA has experienced rapid growth, requiring substantial capital investment and placing significant demands on its management, infrastructure, and financial resources. Its ability to sustain growth depends on efficiently managing inventory, scaling operations, and improving profitability, while challenges in sourcing and selling vehicles, along with reliance on automotive finance receivables, expose it to credit market disruptions and regulatory risks. Operating in a highly competitive industry, CVNA’s success relies on maintaining strong customer experiences, enhancing its brand, and staying innovative, with 37 failure to do so risking market share and growth. Macroeconomic factors, including fluctuating demand, supply chain disruptions, rising interest rates, and inflation, further impact its financial stability, alongside dependencies on key logistics and lender partnerships. Additionally, heavy reliance on proprietary technology systems poses operational and reputational risks from potential failures or cybersecurity breaches.

DKNG Risks. The DKNX ETF invests in swap contracts and options that are based on the share price of DKNG. This subjects the Fund to certain of the same risks as if it owned shares of DKNG, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of DKNG, the Fund may also be subject to the following risks:

Indirect Investment in DKNG Risk. DKNG is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of DKNG but will be exposed to the performance of DKNG (the Underlying Security). Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

DKNG Trading Risk. The trading price of DKNG may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading DKNG, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence DKNG’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of DKNG, trading in shares of related funds may be impacted, either temporarily or indefinitely.

DKNG Performance Risk. DKNG may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of DKNG to decline. DKNG provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance DKNG provides may not ultimately be accurate. If DKNG’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by DKNG could decline significantly.

Gaming Sub-Industry Risks: The global gaming industry faces intense competition from alternative entertainment options such as television, movies, and sporting events, potentially reducing the popularity of gaming offerings. Success in sports betting and iGaming depends on factors beyond DKNG’s control, including sport outcomes, which can impact product performance. Additionally, partnerships with casinos, tribes, and horse-tracks are crucial for offering gaming products in specific jurisdictions, and failure to establish or manage these partnerships could hinder DKNG’s gaming business. Moreover, growth prospects are contingent upon the uncertain legalization status of real-money gaming, which may face regulatory restrictions or delays, affecting gaming operations. Obtaining and maintaining gaming licenses in multiple jurisdictions is vital for business growth, and failure to do so could impair DKNG’s ability to operate gaming platforms. Negative events or media coverage related to gaming, such as sports betting and iGaming, could also adversely affect user engagement and acquisition, potentially impacting gaming revenues.

Notes to the Financial Statements	Defiance ETFs

Hotels, Restaurants & Leisure Industry Risks: The hotels, restaurants & leisure industry includes owners and operators of casinos and gaming facilities, hotels, resorts and cruise-ships, other leisure facilities (e.g., sport and fitness centers, stadiums, golf courses and amusement parks), and restaurants, bars, pubs, fast-food or take-out facilities. The hotels, restaurants & leisure industry is highly competitive and relies heavily on consumer spending for success. The prices of securities of companies in the hotels, restaurants & leisure industry may fluctuate widely due to general economic conditions, consumer spending and the availability of disposable income, and consumer tastes, preferences, and demographics. Companies involved in the hotels, restaurants & leisure industry may be affected by the availability and expense of liability insurance. Legislative or regulatory changes and increased government supervision also may affect companies in the hotels, restaurants & leisure industry.

General Risks. Economic downturns or reductions in discretionary consumer spending could adversely affect DKNG’s gaming revenue, as gaming relies heavily on consumer spending. Risks associated with information technology systems, including failures, errors, or disruptions, pose a threat to DKNG’s brand and reputation, as well as disrupting gaming operations. Despite security measures, DKNG’s IT infrastructure is vulnerable to cyberattacks or breaches, potentially compromising user data and damaging reputation. Operating in a complex regulatory environment exposes DKNG to legal and regulatory risks, with changes in laws or regulations potentially impacting gaming operations and expansion plans. Investing in or acquiring other gaming businesses poses integration risks, affecting DKNG’s overall performance. Being subject to taxation in multiple jurisdictions exposes DKNG to additional tax liabilities due to changes in tax laws or interpretations, affecting financial performance. The company’s stock price may experience volatility, risking potential loss for investors due to fluctuations in market conditions. Additionally, as a controlled company, shareholders may lack certain corporate governance protections, potentially impacting investor confidence.

HIMS Risks. The HIMZ ETF invests in swap contracts and options that are based on the share price of HIMS. This subjects the Fund to certain of the same risks as if it owned shares of HIMS, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of HIMS, the Fund may also be subject to the following risks:

Indirect Investment in HIMS Risk. HIMS is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of HIMS but will be exposed to the performance of HIMS. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to HIMS but will be subject to declines in the performance of HIMS.

HIMS Trading Risk. The trading price of HIMS may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading HIMS, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence HIMS’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of HIMS, trading in shares of related funds may be impacted, either temporarily or indefinitely.

HIMS Performance Risk. HIMS may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of HIMS to decline. HIMS provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance HIMS provides may not ultimately be accurate. If HIMS’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by HIMS could decline significantly.

Healthcare Providers & Services Industry Risks. The healthcare providers and services industry can be significantly affected by changing economic conditions, evolving patient demographics, and fluctuations in demand for healthcare services. Profitability in this industry is often dependent on reimbursement rates from government programs and private payors, as well as the ability to manage operational costs effectively. Changes in healthcare regulations and policies, including those related to insurance coverage and reimbursement, can materially impact the industry. Companies in the healthcare providers and services industry are subject to extensive and frequently changing government regulation, which may affect the scope of

Notes to the Financial Statements	Defiance ETFs

their activities, the rates they can charge for services, and their compliance costs. Additionally, the industry faces risks related to litigation, operational disruptions, and evolving technologies that may alter traditional service delivery models.

Business Risks. HIMS’s limited operating history and evolving business model make it difficult to evaluate its prospects, and fluctuations in its operational results and key performance metrics could lead to unmet investor expectations. The ability to expand offerings, attract and retain customers, and navigate evolving privacy, healthcare, and regulatory frameworks is critical; failure in these areas could materially and adversely impact HIMS’s business and financial condition. HIMS operates in highly competitive markets, facing challenges from established healthcare providers, retailers, pharmaceutical companies, and technology firms, which may affect its competitive position. Additionally, the success of HIMS is heavily reliant on its brand reputation, relationships with healthcare providers and medical groups, and compliance with complex healthcare and pharmacy regulations. Security breaches, data loss, legal proceedings, or regulatory changes could harm its operations and reputation. HIMS may require additional capital to support growth, which may not be available on favorable terms. Furthermore, its dual-class stock structure concentrates voting power with the company’s CEO, limiting investors’ influence on critical decisions.

HOOD Risks. The HOOX ETF invests in swap contracts and options that are based on the share price of HOOD. This subjects the Fund to certain of the same risks as if it owned shares of HOOD, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of HOOD, the Fund may also be subject to the following risks:

Indirect Investment in HOOD Risk. HOOD is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of HOOD but will be exposed to the performance of HOOD. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to HOOD but will be subject to declines in the performance of HOOD.

HOOD Trading Risk. The trading price of HOOD may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading HOOD, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence HOOD’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of HOOD, trading in shares of related funds may be impacted, either temporarily or indefinitely.

HOOD Performance Risk. HOOD may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of HOOD to decline. HOOD provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance HOOD provides may not ultimately be accurate. If HOOD’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by HOOD could decline significantly.

HOOD Operational Risks. HOOD’s plans to venture into new international markets introduces significant uncertainties that may not yield desired outcomes. Operations are subject to complex and evolving laws, with non-compliance posing threats to HOOD’s business. Past and potential future regulatory investigations, settlements, and litigation could lead to substantial costs and reputational damage. Intense competition from rivals with greater resources threatens HOOD’s market position and revenue. Failure to retain existing customers or attract new ones, coupled with reduced usage of products and services, may result in declining revenue. Moreover, failure to develop and monetize innovative offerings could diminish competitiveness and revenue streams.

Dependence on complex software and systems entails the risk of interruptions, instability, and flaws, potentially disrupting operations. Reliance on third-party entities for critical functions exposes the company to risks associated with their performance. Additionally, incorporating AI technologies presents business, compliance, and reputational risks. Cybersecurity breaches targeting the company’s systems or customer data could lead to significant financial and reputational damage. Failure to maintain required net capital levels may result in restrictions and regulatory actions.

Notes to the Financial Statements	Defiance ETFs

Risks associated with the effectiveness of compliance and risk management policies and procedures may impact operations under different market conditions. Operating in the highly volatile cryptocurrency market exposes the company to uncertainties and fluctuations affecting trading volumes and revenues.

Regulatory uncertainties surrounding cryptocurrency classification and compliance could lead to scrutiny, fines, and penalties. The complexity of rapidly evolving and difficult-to-interpret cryptocurrency laws and regulations poses challenges and compliance risks. Offering payment and spending services introduces risks related to illegal payments, customer asset loss, disputes, and liabilities. Future issuances of stock may lead to significant dilution, impacting shareholder value. Lastly, concentrated voting power with founders and multi-class stock structures limit shareholder influence over company decisions.

Financial Exchanges and Data Industry Risks. The industry is highly susceptible to fluctuations in economic conditions, changes in market sentiment, and regulatory alterations, which can significantly affect market volatility and trading volumes. Technological disruptions or failures, including cybersecurity breaches, could compromise user data and disrupt trading activities, potentially leading to financial losses for both the company and its users. Additionally, the competitive landscape, with rapid technological advancements and the emergence of new competitors, could impact HOOD’s market share and profitability. Such factors could adversely affect HOOD’s business performance and stock price and, in turn, negatively impact the Fund.

Global Crypto Asset Trading Platform Risks. HOOD has announced plans to expand its crypto asset business. Such an expansion will subject HOOD to risks related to regulatory compliance, such as the potential for increased scrutiny, enhanced anti-money laundering (AML) and know your customer (KYC) requirements, and the need for additional licenses in various jurisdictions. Operational risks will also arise from the complexities of integrating the new platform’s operations, technology, and culture, as well as the need to bolster system security and manage a more extensive technology infrastructure. Market risks, including high volatility and liquidity management challenges, will become more pronounced. Reputational risks could emerge from potential security breaches, operational failures, or regulatory violations, affecting customer trust and market perception. Legal risks may increase due to potential litigation and intellectual property issues. Additionally, HOOD will be subject to financial risks associated with the capital investment required for the expansion.

IONQ Risks. The IONX ETF invests in swap contracts and options that are based on the share price of IONQ. This subjects the Fund to certain of the same risks as if it owned shares of IONQ, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of IONQ, the Fund may also be subject to the following risks:

Indirect Investment in IONQ Risk. IONQ is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of IONQ but will be exposed to the performance of IONQ. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to IONQ but will be subject to declines in the performance of IONQ.

IONQ Trading Risk. The trading price of IONQ may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading IONQ, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence IONQ’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of IONQ, trading in shares of related funds may be impacted, either temporarily or indefinitely.

IONQ Performance Risk. IONQ may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of IONQ to decline. IONQ provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance IONQ provides may not ultimately be accurate. If IONQ’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by IONQ could decline significantly.

Notes to the Financial Statements	Defiance ETFs

Technology Hardware, Storage & Peripherals Risks. Companies in the technology hardware, storage, and peripherals industry may face intense competition, both domestically and internationally, which can pressure profit margins and market share. These companies often rely on complex supply chains and third-party providers for components, manufacturing, and services. Supply chain disruptions, including the unavailability of critical materials or components, price increases, or delays in production, can adversely affect operations. Many companies in this industry depend on a limited number of suppliers or suppliers concentrated in specific geographic regions, which may increase vulnerability to geopolitical risks, natural disasters, or regulatory changes. Identifying and qualifying alternative suppliers can be time-consuming and costly, with no guarantee of availability. Additionally, operations may be impacted by resource constraints, including shortages of electricity, rare earth elements, or other essential materials. Companies in this industry are also exposed to cybersecurity threats, intellectual property risks, and evolving technological standards, which may increase operational costs and hinder competitiveness.

Business Risks. IONQ is an early-stage business with a limited operating history, a history of operating losses, and an expectation of significant expenses and losses for the foreseeable future. IONQ faces challenges scaling its business, managing growth, and effectively executing its strategies in a nascent and volatile quantum computing industry. The company’s success is highly dependent on its ability to develop scalable quantum computing systems, achieve cost reductions, and maintain competitive positioning in a rapidly evolving market. There is no assurance that IONQ’s technology will achieve broad market adoption, particularly given the technical and economic challenges of the quantum computing sector.

IONQ’s reliance on key employees and its ability to retain talent with specialized knowledge is critical to its operations. Additionally, much of its revenue is concentrated among a few customers, making the business vulnerable to contract terminations or customer loss. Dependence on proprietary ion trap technology and specific isotopic materials introduces supply chain risks, while compatibility with industry-standard software and hardware remains a concern. Intellectual property risks, including the loss or compromise of trade secrets, inability to maintain patent protections, or litigation claims, could harm the company’s competitive edge.

IONQ is also exposed to risks related to international expansion, government contracts, and regulatory changes, including tariffs and trade restrictions. Operational disruptions, cybersecurity threats, and adverse global economic conditions could further impact IONQ’s growth and profitability. If IONQ fails to meet market expectations or achieve forecasted growth, its stock price and long-term prospects could be materially affected.

IREN Risks. The IRE ETF invests in swap contracts and options that are based on the share price of IREN. This subjects the Fund to certain of the same risks as if it owned shares of IREN, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of IREN, the Fund may also be subject to the following risks:

Indirect Investment in IREN Risk. IREN is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of IREN but will be exposed to the performance of IREN (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from IREN, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

IREN Trading Risk. The trading price of IREN may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence IREN’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence IREN’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for IREN’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

IREN Performance Risk. IREN may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of IREN to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance IREN provides may not ultimately be accurate. If IREN’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by IREN could decline significantly.

Notes to the Financial Statements	Defiance ETFs

Software Industry Risks. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Financial Reporting Controls Risk. In connection with its review of the internal control structure related to the preparation of the restated financial statements for the fiscal years as of and for the fiscal years ended June 30, 2024, 2023 and 2022, IREN has identified a material weakness in its internal control over financial reporting relating to its improper classification of proceeds from the sale of bitcoin mined as cash flows from operating activities rather than cash flows from investing activities. If IREN is not able to successfully remediate this material weakness, it may not be able to accurately report its financial results in a timely manner, which may adversely affect investor confidence in IREN and materially and adversely affect IREN’s business and operating results. In addition, should IREN fail to comply with required timelines governing its financial reporting, it’s possible IREN stock could be delisted, which would prevent the Fund from continuing to operate.

Limited Operating History Risk. IREN has a limited operating history, with operating losses as the business has grown. If IREN cannot sustain greater revenues than its operating costs, IREN will incur operating losses, which could adversely impact IREN’s operations, strategy and financial performance.

Data Center Operations Risks. Certain key pieces of electrical or data center equipment may represent single points of failure for some or all of the power capacity at IREN’s operating sites. Any failure or imminent risk of failure of such equipment may result in IREN’s inability to utilize some or all of its equipment in an affected location for the duration of time it takes to repair or remediate equipment, or procure and install replacement parts. Due to the long-lead times required to acquire some of the equipment used in its operations, the failure of such parts could result in lengthy outages at an affected location, and could materially impact IREN’s operations (including impacts on hosting high performance computing (HPC) solutions (including AI Cloud Services) customers), financial results and financial condition.

Energy Risks. IREN targets markets with high levels of renewable energy penetration and IREN’s energy is primarily sourced from renewable sources, whether from clean or renewable sources, as reported by BC Hydro, or through the purchase of renewable energy certificates (RECs). While renewable energy generally is less exposed to carbon pricing and underlying commodity price risks of fossil fuels, there is a risk that regulatory constraints placed on energy-intensive industries may restrict or ban the operation of, or increase the cost of operating, data centers and bitcoin mining or high performance computing (HPC) activities.

Bitcoin Risk. While the Fund will not directly invest in digital assets, it will be subject to the risks associated with bitcoin by virtue of its exposure to IREN. IREN primarily generates its revenue from the sale of bitcoin as a result of rewards and transaction fees received in exchange for contributing computational power to mining pools to validate transactions on the bitcoin network. Similarly, IREN’s operating cash flow substantially depends on its ability to sell bitcoin for fiat currency as needed. In developing its business plan and operating budget, as well as expansion plans, IREN makes certain assumptions regarding future bitcoin prices. The prices that IREN receives for its bitcoin depend on numerous market factors beyond its control. Accordingly, some underlying bitcoin price assumptions IREN relies on may materially change and actual bitcoin prices may differ materially from those expected, which could adversely impact IREN’s operations financial performance.

Additional risks related to bitcoin include uncertainty surrounding new technology, limited evaluation due to bitcoin’s short trading history, and the potential decline in adoption and value over the long term. The extreme volatility of bitcoin’s price is also a risk factor. Regulatory uncertainties, such as potential government interventions and conflicting regulations across jurisdictions, can impact the demand for bitcoin and restrict its usage. Additionally, risks associated with the sale of newly mined bitcoin, bitcoin trading platforms, competition from alternative digital assets, mining operations, network modifications, and intellectual property claims pose further challenges to bitcoin-linked investments.

Notes to the Financial Statements	Defiance ETFs

Foreign Issuer Risk: IREN is an Australian company. Because the Fund has indirect exposure to a foreign company, the Fund may be subject to risks associated with foreign investments.

Currency Risk: Indirect exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Foreign Securities Risk: Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability, as well as varying regulatory requirements applicable to investments in non-U.S. issuers. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different regulatory, accounting, auditing, financial reporting and investor protection standards than U.S. issuers.

JPM Risks. The JPX ETF invests in swap contracts and options that are based on the share price of JPM. This subjects the Fund to certain of the same risks as if it owned shares of JPM, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of JPM, the Fund may also be subject to the following risks:

Indirect Investment in JPM Risk. JPM is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of JPM but will be exposed to the performance of JPM (the Underlying Security). Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

JPM Trading Risk. The trading price of JPM may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading JPM, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence JPM’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of JPM, trading in shares of related funds may be impacted, either temporarily or indefinitely.

JPM Performance Risk. JPM may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of JPM to decline. JPM provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance JPM provides may not ultimately be accurate. If JPM’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by JPM could decline significantly.

Banking Industry Risk. Banks depend upon being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending and other operations which makes banks sensitive to changes in money market and general economic conditions. When a bank’s borrowers have financial trouble, their failure to repay the bank will adversely affect the bank’s financial situation. Banks are also highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce a bank’s profitability. Banks may also be subject to severe price competition. Competition is high among banking companies and failure to maintain or increase market share may result in lost market value. Events involving limited liquidity, defaults, non-performance or other adverse developments that have affected the financial services industry have in the past and may in the future lead to market-wide liquidity problems, and could negatively affect the value and of Banks. For example, in March 2023, several financial institutions experienced a larger-than expected decline in deposits and two regional banks, Silicon Valley Bank and Signature Bank, were placed into receivership. Although the Federal Reserve, the U.S. Department of Treasury, and the Federal Deposit Insurance Corporation have taken measures to stabilize the financial system, uncertainty and liquidity concerns in the broader financial services industry remains. Additionally, should there be additional systemic pressure on the financial system and capital markets, there can be no assurances of the response of any government or regulator, and any response may not be as favourable to industry participants as the measures currently being pursued.

Notes to the Financial Statements	Defiance ETFs

Business Risks. JPM faces significant risks including regulatory and compliance challenges inherent in the highly regulated financial services industry, which can lead to increased costs and operational constraints due to changes in laws, regulations, or their enforcement. Economic and market conditions—such as fluctuations in interest rates, credit spreads, and economic instability—can adversely affect the firm’s consumer and wholesale banking activities, investment positions, liquidity, and capital levels. Credit risks from adverse changes in the financial condition of clients, customers, and counterparties, as well as declines in collateral values, may result in financial losses. Operational risks, including dependence on complex systems, cybersecurity threats, and the ability to attract and retain qualified employees, pose significant challenges. Reputational risks arising from employee misconduct, compliance failures, or failure to meet stakeholder expectations—including those related to environmental, social, and governance (ESG) concerns—can impact the firm’s relationships and competitive position. Additionally, liquidity and capital risks, such as market-wide disruptions or the inability to meet regulatory capital requirements, could limit JPM’s ability to fund operations or support business activities.

LLY Risks. The LLYX ETF invests in swap contracts that are based on the share price of LLY. This subjects the Fund to certain of the same risks as if it owned shares of LLY, even though it does not. By virtue of the Fund’s investments in swap contracts that are based on the value of LLY, the Fund may also be subject to the following risks:

Indirect Investment in LLY Risk. LLY is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of LLY but will be exposed to the performance of LLY. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to LLY but will be subject to declines in the performance of LLY.

LLY Trading Risk. The trading price of LLY may be subject to volatility and could experience wide fluctuations due to various factors. The pharmaceutical industry, including LLY, operates within a market that has historically witnessed significant price and volume fluctuations, sometimes unrelated to the companies’ operating performance. Short sellers may also play a significant role in trading LLY, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence LLY’s stock price disproportionately, as LLY often receives heightened public attention regardless of its operational performance. Additionally, following periods of market volatility, companies, including LLY, have faced securities class action litigation. LLY has been subject to such litigation in the past and continues to defend against such actions. However, any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of LLY, trading in shares of related funds may be impacted, either temporarily or indefinitely.

LLY Performance Risk. LLY may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of LLY to decline. LLY provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance LLY provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If LLY’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by LLY could decline significantly.

Pharmaceutical Industry Risks: Pharmaceutical research and development are very costly and highly uncertain; LLY may not succeed in developing, licensing, or acquiring commercially successful products sufficient in number or value to replace revenues of products that have lost or will lose intellectual property protection or are displaced by competing products or therapies. LLY and LLY’s products face intense competition from multinational pharmaceutical companies, biotechnology companies, and lower-cost generic and biosimilar manufacturers, and such competition could have a material adverse effect on LLY’s business. LLY’s business is subject to increasing government price controls and other public and private restrictions on pricing, reimbursement, and access for LLY’s drugs, which could have a material adverse effect on LLY’s results of operations, reputation or business. Pharmaceutical products can develop safety or efficacy concerns, which could have a material adverse effect on LLY’s revenues, income, and reputation.

Intellectual Property Risks: LLY derives a significant percentage of its total revenue from relatively few products and sells products through increasingly consolidated supply chain entities, which may subject LLY to, or exacerbate, various risks.

Notes to the Financial Statements	Defiance ETFs

LLY depends on products with intellectual property protection for most of LLY’s revenues, cash flows, and earnings; the loss of effective intellectual property protection for certain of LLY’s products has resulted, and in the future is likely to continue to result, in rapid and severe declines in revenues for those products. LLY’s long-term success depends on intellectual property protection; if LLY’s intellectual property rights are invalidated, circumvented, or weakened, LLY’s business will be adversely affected.

Operations Risks: Failure, inadequacy, breach of, or unauthorized access to, LLY’s IT systems or those of LLY’s third-party service providers, unauthorized access to LLY’s confidential information, or violations of data protection laws, could each result in material harm to LLY’s business and reputation. Manufacturing, quality, or supply chain difficulties, disruptions, or shortages could lead to product supply problems. Reliance on third-party relationships and outsourcing arrangements could adversely affect LLY’s business. LLY’s use of artificial intelligence or other emerging technologies could adversely impact LLY’s business and financial results.

Intellectual Property Risks: LLY derives a significant percentage of its total revenue from relatively few products and sells products through increasingly consolidated supply chain entities, which may subject LLY to, or exacerbate, various risks. LLY depends on products with intellectual property protection for most of LLY’s revenues, cash flows, and earnings; the loss of effective intellectual property protection for certain of LLY’s products has resulted, and in the future is likely to continue to result, in rapid and severe declines in revenues for those products. LLY’s long-term success depends on intellectual property protection; if LLY’s intellectual property rights are invalidated, circumvented, or weakened, LLY’s business will be adversely affected.

Government Regulation and Litigation Risks: LLY faces litigation and investigations related to its products, how LLY price or commercialize its products, and other aspects of LLY’s business, which could adversely affect LLY’s business, and LLY is self-insured for such matters. LLY is subject to evolving and complex tax laws, which may result in additional liabilities and affect LLY’s results of operations. Regulatory compliance problems could be damaging to LLY.

LMND Risks. The LMNX ETF invests in swap contracts and options that are based on the share price of LMND. This subjects the Fund to certain of the same risks as if it owned shares of LMND, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of LMND, the Fund may also be subject to the following risks:

Limited Operating History and Profitability Risk. LMND is a relatively young company in the insurance industry, having launched its operations in 2016. It has a limited track record of generating consistent revenues and has incurred net losses each year since inception. The company has yet to demonstrate sustained profitability and may not do so in the foreseeable future. Its ability to execute its growth strategy, including expanding into new markets, launching new product lines and retaining and expanding customer base, may face significant hurdles, including customer acquisition costs, regulatory complexities, and underwriting losses.

Indirect Investment in LMND Risk. LMND is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates, and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of LMND but will be exposed to the performance of LMND. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

LMND Trading Risk. LMND’s share price may experience substantial volatility due to factors such as underwriting results, consumer adoption of digital insurance models, technological disruptions, and broader sentiment toward “insurance-tech” companies. Public perception, media coverage, or unexpected developments in the traditional insurance industry may also cause disproportionate movements in the stock price. In the event of a trading halt, delisting, or significant disruption in the market for LMND shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

LMND Performance Risk. LMND’s business performance is tied to its ability to price risk effectively using AI (artificial intelligence)-driven models, maintain low loss ratios, and scale efficiently. If LMND underestimates risk, overestimates customer retention, or faces adverse claims trends (e.g., due to climate events or inflation in repair costs), financial results may suffer. Additionally, its dependence on reinsurance arrangements to manage risk exposure introduces uncertainty if those counterparties fail to perform or renew terms on favorable conditions.

Notes to the Financial Statements	Defiance ETFs

Insurance Industry Risk. The insurance industry is subject to a broad set of financial, operational, and regulatory risks that can materially affect profitability and business performance. Insurers rely heavily on accurate underwriting, actuarial modeling, and risk selection to remain solvent and competitive; adverse claim trends, catastrophic events, or unexpected loss development can significantly impact earnings. Investment performance is also a key driver of results, and fluctuations in interest rates, credit markets, or equity valuations may affect portfolio returns and capital adequacy. The industry is highly regulated, requiring strict compliance with solvency, reporting, and consumer protection rules; failure to comply may result in fines, license restrictions, or reputational damage. Additionally, pricing pressures, policyholder behavior, and evolving coverage needs—particularly in areas like cyber risk or climate-related exposures, require continuous product innovation and disciplined risk management to maintain market relevance and profitability.

Technology and AI Model Risk. LMND’s platform relies heavily on artificial intelligence, machine learning, and chatbots to underwrite policies, handle claims, and manage customer interactions. Errors in model development, unanticipated algorithmic bias, or technological breakdowns could result in underwriting inaccuracies, reputational damage, or regulatory scrutiny. Overreliance on automation may also reduce flexibility in responding to complex or evolving insurance scenarios. LMND employs third-party licensed software for use in LMND’s business, and the inability to maintain these licenses, errors in the licensed software or the terms of open source licenses could result in increased costs or reduced service levels.

Regulatory and Compliance Risk. LMND operates across multiple U.S. states and international jurisdictions, each with its own insurance regulations and licensing requirements. Regulatory regimes in these regions can change frequently and may impose burdensome capital, solvency, or consumer protection requirements. Failure to comply with applicable laws could lead to fines, business restrictions, or reputational harm. In particular, expansion into new markets or product categories could expose LMND to unfamiliar regulatory landscapes.

Competitive Risk. LMND competes with established insurance providers that have larger customer bases, deeper financial resources, and entrenched distribution networks. These traditional insurers may respond to LMND’s entry with aggressive pricing, marketing, or lobbying efforts. Additionally, other digital-native insurance startups may emerge with superior technology, lower costs, or more attractive product offerings. Increased competition may constrain LMND’s growth or compress margins.

Reinsurance and Risk Transfer Risk. A significant portion of LMND’s underwriting exposure is transferred to third-party reinsurers. While this strategy helps limit volatility, it also introduces counterparty risk. Any disruption in reinsurance capacity, pricing, or willingness to renew terms could force LMND to retain more risk or reduce underwriting volume. Reinsurance treaties may also include provisions that could negatively impact expected recoveries during periods of elevated claims.

Weather and Catastrophe Exposure Risk. LMND underwrites homeowners, renters, and pet insurance, products that are inherently vulnerable to weather-related losses. Severe natural catastrophes such as hurricanes, wildfires, or floods could lead to a surge in claims and materially affect results. Climate change may increase the frequency or severity of such events, challenging LMND’s ability to accurately model or price risk over time.

Capital Needs and Dilution Risk. LMND has historically relied on equity financing to fund operations and may need to raise additional capital to support future growth, meet regulatory requirements, or offset underwriting losses. If market conditions are unfavorable, LMND may be unable to raise capital on attractive terms, limiting strategic flexibility or operational continuity.

MP Risks. The MPL ETF invests in swap contracts and options that are based on the share price of MP. This subjects the Fund to certain of the same risks as if it owned shares of MP, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of MP, the Fund may also be subject to the following risks:

Indirect Investment in MP Risk. MP is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of MP but will be exposed to the performance of MP (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from MP, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Notes to the Financial Statements	Defiance ETFs

MP Trading Risk. The trading price of MP may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence MP’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence MP’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for MP’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

MP Performance Risk. MP may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of MP to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance MP provides may not ultimately be accurate. If MP’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by MP could decline significantly.

Metals and Mining Industry Risks. Metals and mining companies can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations. Investments in metals and mining companies may be speculative and may be subject to greater price volatility than investments in other types of companies. Risks of metals and mining investments include: changes in international monetary policies or economic and political conditions that can affect the supply of precious metals and consequently the value of metals and mining company investments; the United States or foreign governments may pass laws or regulations limiting metals investments for strategic or other policy reasons; and increased environmental or labor costs may depress the value of metals and mining investments.

Rare Earth Elements Risks. Because MP’s revenue is, and will be for the foreseeable future, from the sale of rare earth products, changes in demand for, and the market price of (including taxes and other tariffs and fees imposed upon) rare earth elements (REE) and magnet materials could significantly affect MP’s profitability. MP’s financial results may be significantly adversely affected by declines in our realized prices for REE and magnet materials. REE and magnet material prices may fluctuate and are affected by numerous factors beyond MP’s control such as interest rates, exchange rates, taxes, inflation or deflation, fluctuation in the relative value of the U.S. dollar against foreign currencies on the world market, shipping and other transportation and logistics costs, global and regional supply and demand for rare earth minerals and products, potential industry trends, such as competitor consolidation or other integration methodologies, and the political and economic conditions of countries that produce and procure REE and magnet materials.

The rare earth mining and processing and magnet manufacturing industry is capital intensive with competitive market dynamics. Production of REE and magnet products is dominated by Chinese competitors. These competitors may have greater financial resources, as well as other strategic advantages to operate, maintain, improve, and possibly expand their facilities. Additionally, MP’s Chinese competitors have historically been able to produce at relatively low costs due to domestic economic and regulatory factors, including less stringent environmental and governmental regulations and lower labor and benefit costs. If MP is not able to achieve consistent product quality at its anticipated costs of production, then any strategic advantages that MP’s competitors may have, including, without limitation, lower labor, compliance, and production costs, could have a material adverse effect on MP’s business.

Innovation Risks. Technology changes rapidly in the industries and end-markets that utilize MP’s materials. If these industries introduce new technologies or products that no longer require the rare earth materials or NdFeB magnets that MP produces or may produce in the future, or suitable substitutes become available, this could result in a decline in demand for MP’s rare earth materials or NdFeB magnets, which would have a material adverse effect on MP’s business and the results of its operations.

Key Customer Risks. MP currently sells the vast majority of its rare earth concentrate to Shenghe, which then typically sells that product to refiners in China. Demand for rare earth concentrate is currently constrained to a relatively limited number of refiners, a significant majority of which are based in China. While Shenghe is obligated under an agreement to purchase all of the rare earth concentrate product meeting certain minimum specifications on a “take-or-pay” basis (such that they are obliged to pay for product even if they are unable or unwilling to take delivery), MP cannot guarantee that Shenghe will continue to purchase all of the products that it is contractually bound to purchase or that they will purchase products that do not meet these specifications. Further, Shenghe sells the rare earth concentrate it acquires to customers in China who separate

Notes to the Financial Statements	Defiance ETFs

and extract the individual rare earth elements. MP does not control the amount and timing of resources that Shenghe will dedicate to their sales efforts. Therefore, any decline or delay in Shenghe’s sales efforts could reduce sales prices or sales volumes, which could have an adverse impact on MP’s results of operations.

Environmental and Regulatory Risks. MP is subject to numerous and detailed federal, state and local environmental laws, certifications, regulations, permits, and other legal requirements applicable to the mining and mineral processing industry, including, without limitation, those pertaining to employee health and safety, air emissions, water usage, wastewater and stormwater discharges, air quality standards, emissions, waste management, plant and wildlife protection, handling and disposal of hazardous and radioactive substances and waste, remediation of soil and groundwater contamination, land use, reclamation and restoration of properties, the discharge of materials into the environment, procurement of certain materials used in MP’s operations, and groundwater quality and availability. These requirements may result in significant costs, liabilities and obligations, impose conditions that are difficult to achieve or otherwise delay, limit or prohibit current or planned operations and future growth.

MSTR Risks. The MSTX ETF invests in swaps and options contracts that are based on the value of MSTR. This subjects the Funds to certain of the same risks as if they owned shares of MSTR, even though they do not. By virtue of each Fund’s investments in options contracts that are based on the value of MSTR, the Funds may also be subject to the following risks:

Indirect Investment in MSTR Risk. MSTR is not affiliated with the Trust, the Funds, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Funds will not have voting rights and will not be able to influence management of MSTR but will be exposed to the performance of MSTR. Investors in the Funds will not have rights to receive dividends or other distributions or any other rights with respect to MSTR but will be subject to declines in the performance of MSTR.

MSTR Trading Risk. The trading price of MSTR may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of MSTR may be traded by short sellers which may put pressure on the supply and demand for the common stock of MSTR, further influencing volatility in its market price. Public perception and other factors outside of the control of MSTR may additionally impact MSTR’s share price due to MSTR garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against MSTR in the past. While MSTR continues to defend such actions, any judgment against MSTR, or any future stockholder litigation could result in substantial costs and a diversion of the management of MSTR’s attention and resources. If MSTR trading is halted, trading in Shares of the Funds may be impacted, either temporarily or indefinitely.

MSTR Performance Risk. MSTR may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of MSTR to decline. MSTR provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance MSTR provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If MSTR’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by MSTR could decline significantly.

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability

Notes to the Financial Statements	Defiance ETFs

can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Bitcoin Risk. While the Funds will not directly invest in digital assets, they will be subject to the risks associated with Bitcoin by virtue of their investments in options contracts that reference MSTR. Investing in Bitcoin exposes investors (such as MSTR and, in turn, MSTR shareholders) to significant risks that are not typically present in other investments. These risks include the uncertainty surrounding new technology, limited evaluation due to Bitcoin’s short trading history, and the potential decline in adoption and value over the long term. The extreme volatility of Bitcoin’s price is also a risk factor. Regulatory uncertainties, such as potential government interventions and conflicting regulations across jurisdictions, can impact the demand for Bitcoin and restrict its usage. Additionally, risks associated with the sale of newly mined Bitcoin, Bitcoin exchanges, competition from alternative digital assets, mining operations, network modifications, and intellectual property claims pose further challenges to Bitcoin-linked investments.

NVO Risks. The NVOX ETF invests in swap contracts that are based on the share price of NVO. In turn, the share price of NVO is based on the performance of NVO Nordisk. This subjects the Fund to certain of the same risks as if it owned shares of NVO (or NVO Nordisk), even though it does not. By virtue of the Fund’s investments in swap contracts that are based on the value of NVO, the Fund may also be subject to the following risks:

Indirect Investment in NVO Nordisk Risk. NVO Nordisk is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of NVO Nordisk but will be exposed indirectly to the performance of NVO Nordisk (via NVO). Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to NVO but will be subject to declines in the performance of NVO.

NVO Trading Risk. The trading price of the Underlying Security may exhibit volatility and significant fluctuations due to various factors inherent in the semiconductor industry. This sector is susceptible to price and volume fluctuations, which may not always correlate with the companies’ operational performance. Short sellers may exert influence on trading dynamics, potentially impacting supply and demand dynamics and contributing to market price volatility. The Underlying Security’s share price may also be disproportionately affected by public perception and external factors beyond NVO Nordisk’s control, given its prominence in the industry. Such attention can lead to heightened market reactions regardless of NVO Holding’s operational performance. Furthermore, following periods of market volatility, NVO Nordisk and similar companies may face securities class action litigation, diverting management attention and resources. NVO Holding’s historical exposure to such litigation underscores the potential risks, as adverse judgments or future stockholder actions could result in significant costs. Moreover, in the event of a trading halt for the Underlying Security, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

NVO Performance Risk. NVO may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of NVO to decline. NVO provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance NVO provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If NVO’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by NVO could decline significantly.

Pharmaceutical Industry Risks. Pharmaceutical research and development are very costly and highly uncertain; NVO may not succeed in developing, licensing, or acquiring commercially successful products sufficient in number or value to replace revenues of products that have lost or will lose intellectual property protection or are displaced by competing products or therapies. NVO and NVO’s products face intense competition from multinational pharmaceutical companies, biotechnology companies, and lower-cost generic and biosimilar manufacturers, and such competition could have a material adverse effect

Notes to the Financial Statements	Defiance ETFs

on NVO’s business. NVO’s business is subject to increasing government price controls and other public and private restrictions on pricing, reimbursement, and access for NVO’s drugs, which could have a material adverse effect on NVO’s results of operations, reputation or business. Pharmaceutical products can develop safety or efficacy concerns, which could have a material adverse effect on NVO’s revenues, income, and reputation.

Intellectual Property Risks. NVO derives a significant percentage of its total revenue from relatively few products and sells products through increasingly consolidated supply chain entities, which may subject NVO to, or exacerbate, various risks. NVO depends on products with intellectual property protection for most of NVO’s revenues, cash flows, and earnings; the loss of effective intellectual property protection for certain of NVO’s products has resulted, and in the future is likely to continue to result, in rapid and severe declines in revenues for those products. NVO’s long-term success depends on intellectual property protection; if NVO’s intellectual property rights are invalidated, circumvented, or weakened, NVO’s business will be adversely affected.

Operations Risks. Failure, inadequacy, breach of, or unauthorized access to, NVO’s IT systems or those of NVO’s third-party service providers, unauthorized access to NVO’s confidential information, or violations of data protection laws, could each result in material harm to NVO’s business and reputation. Manufacturing, quality, or supply chain difficulties, disruptions, or shortages could lead to product supply problems. Reliance on third-party relationships and outsourcing arrangements could adversely affect NVO’s business. NVO’s use of artificial intelligence or other emerging technologies could adversely impact NVO’s business and financial results.

International Business Risks. Uneven economic growth or downturns or international trade and other global disruptions, geopolitical tensions, or disputes could adversely affect NVO’s business and operating results. Changes in foreign currency rates, interest rate risks, and inflation could affect NVO’s results of operations.

Government Regulation and Litigation Risks. NVO faces litigation and investigations related to its products, how NVO prices or commercializes its products, and other aspects of NVO’s business, which could adversely affect NVO’s business, and NVO is self-insured for such matters. NVO is subject to evolving and complex tax laws, which may result in additional liabilities and affect NVO’s results of operations. Regulatory compliance problems could be damaging to NVO.

OKLO Risks. The OKLL ETF invests in swap contracts and options that are based on the share price of OKLO. This subjects the Fund to certain of the same risks as if it owned shares of OKLO, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of OKLO, the Fund may also be subject to the following risks:

Limited Operating History Risk. OKLO has not yet constructed any powerhouses or entered into any binding contract with any customer to operate a plant or deliver electricity or heat, and there is no guarantee that it will be able to do so in the future. OKLO’s limited commercial operating history and limited experience in operating a company presents risks and challenges. OKLO is an early-stage company with a history of financial losses, and it expects to incur significant expenses and continuing financial losses.

Indirect Investment in OKLO Risk. OKLO is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of OKLO but will be exposed to the performance of OKLO (the Underlying Security). Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

OKLO Trading Risk. The trading price of OKLO may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading OKLO, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence OKLO’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of OKLO, trading in shares of related funds may be impacted, either temporarily or indefinitely.

OKLO Performance Risk. OKLO may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of OKLO to decline. OKLO provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins,

Notes to the Financial Statements	Defiance ETFs

profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance OKLO provides may not ultimately be accurate. If OKLO’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by OKLO could decline significantly.

Electric Utilities Industry Risks. The electric utilities industry includes companies that produce or distribute electricity, including both nuclear and non-nuclear. The prices of securities in the electric utilities industry may fluctuate significantly due to supply and demand, governmental regulation and environmental issues, economic conditions generally affecting electric and utilities companies, competitive pressures due to deregulation in the electric and utilities industry, increased sensitivity to the cost of energy production, and environmental factors such as conservation of natural resources or pollution control. Legislative or regulatory changes and increased government supervision also may negatively affect companies in the electric utilities industry.

Supply Risks. OKLO’s fission powerhouses, like many advanced fission reactors, are expected to rely on high-assay low enriched uranium (“HALEU”), in part or for a period of time until recycled waste fuel is available. HALEU is not currently available at scale. Access to a domestic supply of HALEU requires regulatory approval, and may require additional third-party development and investment and/or significant government assistance. If OKLO is unable to access HALEU or recycled waste fuel, its ability to manufacture fuel and to produce power will be adversely affected, which could have a material adverse effect on OKLO’s business prospects, financial condition, results of operations and cash flows.

Facility Risks. Costs associated with building fuel fabrication and fuel recycling facilities may ultimately be significantly higher than current estimates, which may affect the marketability, capital and operational costs of OKLO’s business model and its expectations with respect to its business plan and future profitability. This could materially and adversely affect OKLO’s business prospects, financial condition, results of operations and cash flows.

ORCL Risks. The ORCX ETF invests in swap contracts and options that are based on the share price of ORCL. This subjects the Fund to certain of the same risks as if it owned shares of ORCL, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of ORCL, the Fund may also be subject to the following risks:

Indirect Investment in ORCL Risk. ORCL is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of ORCL but will be exposed to the performance of ORCL. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to ORCL but will be subject to declines in the performance of ORCL.

ORCL Trading Risk. The trading price of ORCL may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading ORCL, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence ORCL’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of ORCL, trading in shares of related funds may be impacted, either temporarily or indefinitely.

ORCL Performance Risk. ORCL may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of ORCL to decline. ORCL provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance ORCL provides may not ultimately be accurate. If ORCL’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by ORCL could decline significantly.

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles

Notes to the Financial Statements	Defiance ETFs

due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Operations and Business Risks. ORCL may be unsuccessful in developing and selling new products and services, integrating acquired products and services and enhancing its existing products and services. ORCL’s industry is characterized by rapid technological advances, intense competition, changing delivery models, evolving standards in communications infrastructure, increasingly sophisticated customer needs and frequent new product introductions and enhancements. If ORCL is unable to develop new or sufficiently differentiated products and services, enhance and improve its product offerings and support services in a timely manner or position and price its products and services to meet demand, customers may not purchase or subscribe to ORCL’s license, hardware or cloud offerings or renew license support, hardware support or cloud subscriptions contracts.

Data Security Risks. If ORCL’s security measures for its products and services are compromised and as a result, its data, its customers’ data or its IT systems are accessed improperly, made unavailable, or improperly modified, ORCL’s products and services may be perceived as vulnerable, its brand and reputation could be damaged, the IT services ORCL provides to its customers could be disrupted, and customers may stop using ORCL’s products and services, any of which could reduce ORCL’s revenue and earnings, increase its expenses and expose it to legal claims and regulatory actions.

Intellectual Property Risks. ORCL relies on copyright, trademark, patent and trade secret laws, confidentiality procedures, controls and contractual commitments to protect its intellectual property. Despite ORCL’s efforts, these protections may be limited. Unauthorized third parties may try to copy or reverse engineer ORCL products or otherwise use its intellectual property. ORCL patents may be invalidated or circumvented. Any of ORCL’s pending or future patent applications may not be issued with the claim scope it seeks, if at all. In addition, the laws of some countries do not provide the same level of intellectual property protection as U.S. laws and courts. If ORCL cannot protect its intellectual property against unauthorized copying or use, or other misappropriation, ORCL may not remain competitive.

OSCR Risks. The OSCX ETF invests in swap contracts and options that are based on the share price of OSCR. This subjects the Fund to certain of the same risks as if it owned shares of OSCR, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of OSCR, the Fund may also be subject to the following risks:

Indirect Investment in OSCR Risk. OSCR is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates, and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of OSCR but will be exposed to the performance of OSCR’s publicly traded stock. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

OSCR Trading Risk. OSCR’s share price may experience substantial volatility due to factors such as healthcare policy changes, membership trends, regulatory developments, and investor sentiment toward health-tech and insurance technology companies. Public announcements related to changes in government subsidies, regulatory audits, or shifts in reimbursement structures could materially impact stock performance. In the event of a trading halt, delisting, or significant disruption in the market for OSCR shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

OSCR Performance Risk. OSCR’s financial performance is closely tied to its ability to manage medical loss ratios, scale its technology platform, and secure favorable contracts with healthcare providers. Unexpected increases in healthcare utilization, changes in government reimbursement models, or failures in its technology infrastructure could adversely affect its operating results. Additionally, OSCR’s heavy reliance on federal premium subsidies and the risk adjustment program introduces

Notes to the Financial Statements	Defiance ETFs

financial exposure to policy changes or administrative delays beyond its control. Additionally, OSCR has a history of net losses and may not achieve or sustain profitability.

Insurance Industry Risk. The insurance industry is subject to a broad set of financial, operational, and regulatory risks that can materially affect profitability and business performance. Insurers rely heavily on accurate underwriting, actuarial modeling, and risk selection to remain solvent and competitive; adverse claim trends, catastrophic events, or unexpected loss development can significantly impact earnings. Investment performance is also a key driver of results, and fluctuations in interest rates, credit markets, or equity valuations may affect portfolio returns and capital adequacy. The industry is highly regulated, requiring strict compliance with solvency, reporting, and consumer protection rules; failure to comply may result in fines, license restrictions, or reputational damage. Additionally, pricing pressures, policyholder behavior, and evolving coverage needs, particularly in areas like cyber risk or climate-related exposures, require continuous product innovation and disciplined risk management to maintain market relevance and profitability.

Regulatory and Policy Risk. Changes to the Affordable Care Act (ACA), federal or state healthcare regulations, or government funding mechanisms such as premium subsidies or risk adjustment programs could materially impact OSCR’s revenue, member enrollment, and operating model. Such changes may occur rapidly due to political shifts and could reduce market stability or require costly adjustments to OSCR’s product offerings and pricing strategy.

Profitability and Medical Cost Management Risk. OSCR may face challenges achieving and maintaining profitability due to variability in medical claims costs, difficulty predicting utilization patterns, and constraints on premium pricing imposed by medical loss ratio (MLR) requirements and regulatory rate approvals. A failure to accurately forecast or control medical expenses could result in significant operating losses and reduced capital flexibility.

Technology and Cybersecurity Risk. As a technology-driven company, OSCR is highly dependent on its proprietary platforms and data systems. Operational disruptions, data breaches, or cybersecurity incidents could negatively affect business continuity, consumer trust, and compliance with privacy laws, potentially resulting in regulatory penalties, litigation, or reputational damage.

Market Concentration and Competition Risk. OSCR’s revenue is concentrated in specific geographic markets and heavily reliant on individual market enrollment. Increased competition from larger, better-capitalized insurers or new entrants, along with potential market exits by OSCR, could limit growth, reduce pricing power, or result in loss of market share. 92 ● Operational Execution and Scalability Risk. OSCR’s ability to scale its insurance and technology operations effectively depends on successful execution in areas such as provider contracting, customer service, care coordination, and administrative cost management. Any missteps in scaling operations or managing internal complexity may lead to cost overruns, member dissatisfaction, or failure to meet performance targets.

Reliance on Government Payments. A substantial portion of OSCR’s revenue comes from government-administered programs, including premium tax credits. Any disruption, delay, or change in these funding mechanisms—whether due to administrative error, litigation, or legislative action—could impair liquidity and financial stability.

PM Risks. The XPM ETF invests in swap contracts and options that are based on the share price of PM. This subjects the Fund to certain of the same risks as if it owned shares of PM, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of PM, the Fund may also be subject to the following risks:

Indirect Investment in PM Risk. PM is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of PM but will be exposed to the performance of PM (the Underlying Security). Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

PM Trading Risk. The trading price of PM may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading PM, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence PM’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and

Notes to the Financial Statements	Defiance ETFs

divert management’s attention and resources. In the event of a halt in trading of PM, trading in shares of related funds may be impacted, either temporarily or indefinitely.

PM Performance Risk. PM may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of PM to decline. PM provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance PM provides may not ultimately be accurate. If PM’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by PM could decline significantly.

Tobacco Industry Risks: Companies in this industry may experience: changes in demand for products, demographic and product trends and general economic conditions; effects of competitive pricing, environmental factors, marketing campaigns and consumer boycotts; and adverse effects from governmental regulation and oversight. This industry may also be affected by additional risks, including: smoking and health litigation; governmental and private bans and restrictions on smoking; and actual and proposed price controls on tobacco products. The beverage and tobacco industry may also be affected by risks that affect the broader consumer staples industry.

New Business Risks. PM’s key strategic priorities are to: (i) continue developing and commercializing products that present less risk of harm to adult smokers who switch to smoke-free products versus continued cigarette smoking; and (ii) encourage and educate current adult smokers who would otherwise continue to smoke cigarettes to switch to those products. PM may be unsuccessful in its attempts to introduce, commercialize, and grow smoke-free products in existing and new markets, and regulators may prohibit or significantly restrict the commercialization of these products or the communication of scientifically substantiated information and claims.

Regulatory Risks. Governmental actions, combined with the diminishing social acceptance of smoking and private actions to restrict smoking, have resulted in reduced industry volumes for PM’s products in many of its markets, and PM expects that such factors will continue to reduce consumption levels and will increase down-trading and the risk of counterfeiting, contraband, illicit trade and cross-border purchases. Significant regulatory developments will continue to take place over the next few years in most of PM’s markets. PM’s financial results could be materially affected by regulatory initiatives resulting in a significant decrease in demand for its brands.

Litigation Risks: There is litigation related to tobacco products and/or nicotine products pending in certain jurisdictions in which PM operates. Damages claimed in some tobacco-related litigation are significant and, in certain cases, range into the billions of U.S. dollars. PM anticipates that new cases will continue to be filed. It is possible that PM’s consolidated results of operations, cash flows or financial position could be materially adversely affected in a particular fiscal quarter or fiscal year by an unfavorable outcome or settlement of certain pending litigation.

QS Risks. The QSU ETF invests in swap contracts and options that are based on the share price of QS. This subjects the Fund to certain of the same risks as if it owned shares of QS, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of QS, the Fund may also be subject to the following risks:

QS Operating Loss Risk. QS has incurred an accumulated deficit of approximately $3.4 billion from its inception in 2010 through December 31, 2024. QS believes that it will continue to incur operating losses each quarter until at least the time significant production of its lithium-metal solid-state batteries begins, and such production is not expected to begin in the near future. QS expects the rate at which it will incur losses to be significantly higher in future periods as QS, among other things, continues to incur significant expenses in connection with the design, development and manufacturing of its batteries; expand its research and development activities; invest in manufacturing capabilities; build up inventories of components for its batteries; increase sales and marketing activities; develop distribution infrastructure; and increase general and administrative functions to support its growing operations.

Indirect Investment in QS Risk. QS is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of QS but will be exposed to the performance of QS (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from QS but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Notes to the Financial Statements	Defiance ETFs

QS Trading Risk. The trading price of QS may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence QS’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence QS’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for QS’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

QS Performance Risk. QS may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of QS to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance QS provides may not ultimately be accurate. If QS’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by QS could decline significantly.

Automobile Components Industry Risks. Companies operating in the automobile components industry, particularly those related to EVs, are subject to various risks, including but not limited to, part supplier constraints or delays, consumer demand for EVs and competition from existing competitors. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for noncompliance.

Business Risks. Developing lithium-metal solid-state batteries that meet the requirements for wide adoption by automotive original equipment manufacturers (OEMs) is a difficult undertaking and, as far as QS is aware, has never been done before. QS is still in the development stage and faces significant challenges in completing the development of its battery cells and in producing battery cells in commercial volumes with acceptable performance, quality, consistency, reliability, throughput, safety, and costs. Delays or failures in accomplishing QS’ development objectives may delay or prevent successful commercialization of QS’ technology and negatively impact QS’ business. QS’s future growth and success is also dependent upon consumers’ willingness to adopt elective vehicles.

Competition Risk. The battery market in which QS competes continues to evolve and is highly competitive. To date, QS has focused its efforts on its lithium-metal solid-state battery technology, which is being designed to outperform conventional lithium-ion battery technology. However, lithium-ion battery technology has been widely adopted and QS’ current competitors have, and future competitors may have, greater resources than QS does and may also be able to devote greater resources to the development of their current and future technologies. QS must continue to commit significant resources to develop its battery technology to establish a competitive position, and these commitments will be made without knowing whether such investments will result in products potential customers will find acceptable. There is no assurance QS will successfully identify new customer requirements, develop and bring its batteries to market on a timely basis, or that products and technologies developed by others will not render QS’ batteries obsolete or noncompetitive, any of which would adversely affect QS’ business and operating results.

Collaboration Risk. In July 2024, QS entered into a collaboration agreement with PowerCo SE (“PowerCo”), a battery cell company wholly owned by Volkswagen, with the goal of industrializing the solid-state lithium-metal battery technology it intends to use in its first planned product—the QSE-5. There is no assurance that QS will be able to complete the development of the solid-state battery cells or achieve the technical milestones in the time frame required by the collaboration agreement or to satisfy PowerCo’s business needs. If QS does not complete this development in a timely manner, PowerCo may terminate the collaboration agreement, which could result in a material adverse effect on QE’s business and financial results.

Regulatory Risk. QS’ batteries, and the sale of EVs and motor vehicles in general, are subject to substantial regulation under international, federal, state and local laws, including export control laws. QS expects to incur significant costs in complying with these regulations. Regulations related to the battery and EV industry and alternative energy are currently evolving and QS faces risks associated with changes to these regulations as well as potential for heightened regulatory scrutiny. For example, laws and regulations may be passed that make manufacturers financially responsible for the collection, treatment, recycling and disposal of certain products, including batteries for EVs. The costs of complying with such requirements, as they now exist or as may be introduced in the future, and the associated administrative burden, could adversely affect QS’ financial condition and results of operations, particularly if QS is unable to pass on such costs to its customers.

Notes to the Financial Statements	Defiance ETFs

RGTI Risks. The RGTX ETF invests in swap contracts and options that are based on the share price of RGTI. This subjects the Fund to certain of the same risks as if it owned shares of RGTI, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of RGTI, the Fund may also be subject to the following risks:

Indirect Investment in RGTI Risk. RGTI is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of RGTI but will be exposed to the performance of RGTI. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to RGTI but will be subject to declines in the performance of RGTI.

RGTI Trading Risk. The trading price of RGTI may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading RGTI, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence RGTI’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of RGTI, trading in shares of related funds may be impacted, either temporarily or indefinitely.

RGTI Performance Risk. RGTI may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of RGTI to decline. RGTI provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance RGTI provides may not ultimately be accurate. If RGTI’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by RGTI could decline significantly.

Semiconductors & Semiconductor Equipment Industry Risks. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The industry is complex and global in nature, with manufacturing plants predominantly located in East Asia. Because of this, it is subject to numerous risks, including geopolitical tensions, earthquakes, and extreme weather events. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

Business Risks. RGTI faces significant financial and operational risks, including the need to raise additional capital by mid 2025 to sustain its research and development efforts. As of the RGTI annual report filed March 2025, the firm’s risk factors note that the RGTI will require “a significant amount of cash for expenditures as it invest in ongoing research and development and business operations.” As this Fund’s annual update will file end of August 2025, we will consider whether to make adjustments at that time but will leave as is for now. With a history of operating losses, limited revenue, and reliance on public sector contracts, the company is vulnerable to economic downturns, market volatility, and delays in achieving key milestones such as the commercialization of its quantum systems. Failure to scale operations or successfully integrate new technologies could further impede growth and profitability. Material weaknesses in financial reporting controls and risks associated with complex financial instruments add to potential investor concerns.

The quantum computing industry’s competitive and evolving nature presents challenges, with barriers such as the need for technological breakthroughs and dependence on cloud providers, third-party suppliers, and government contracts. RGTI’s ability to protect its intellectual property, adapt to stringent regulatory environments, and address supply chain disruptions is critical. Additional risks include international sales challenges, exposure to environmental and safety regulations, and susceptibility to litigation, cybersecurity threats, and product liability claims. These factors, alongside the nascent stage of the quantum computing industry, pose significant uncertainties for the company’s long-term success.

Notes to the Financial Statements	Defiance ETFs

RIOT Risks. The RIOX ETF invests in swap contracts and options contracts that are based on the share price of RIOT. This subjects the Fund to certain of the same risks as if it owned shares of RIOT, even though it does not. By virtue of the Fund’s investments in swap contracts and options contracts that are based on the value of RIOT, the Fund may also be subject to the following risks:

Indirect Investment in RIOT Risk. RIOT is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of RIOT but will be exposed to the performance of RIOT. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to RIOT but will be subject to declines in the performance of RIOT.

RIOT Trading Risk. The trading price of RIOT may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of RIOT may be traded by short sellers which may put pressure on the supply and demand for the common stock of RIOT, further influencing volatility in its market price. Public perception and other factors outside of the control of RIOT may additionally impact RIOT’s share price due to RIOT garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any future stockholder litigation could result in substantial costs and a diversion of the management of RIOT’s attention and resources. If RIOT trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

RIOT Performance Risk. RIOT may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of RIOT to decline. RIOT provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance RIOT provides may not ultimately be accurate. If RIOT’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by RIOT could decline significantly.

Industry Competition Risk. RIOT’s business is highly competitive and operates 24 hours a day, 7 days a week, on a global basis. The primary drivers of competition are demand for bitcoin, sufficient capital resources to acquire large quantities of high-quality miners, the ability to secure these miners from a limited number of suppliers on rapid delivery schedules, and the ability to execute on those miner deployments with the best-in-class mining infrastructure to generate the highest returns while incurring the lowest costs to mine. RIOT’s inability to maintain or improve market share versus its competitors could negatively impact its financial results.

Regulatory Risk. The digital asset exchanges on which bitcoin is traded are relatively new and largely unregulated. Many digital asset exchanges do not provide the public with significant information regarding their ownership structure, management teams, corporate practices, or regulatory compliance. As a result, the marketplace may lose confidence in, or may experience problems relating to, such digital asset exchanges, including prominent exchanges handling a significant portion of the volume of digital asset trading. A perceived lack of stability in the digital asset exchange market and the closure or temporary shutdown of digital asset exchanges due to business failure, hackers or malware, government-mandated regulation, or fraud may reduce confidence in digital asset networks and result in greater volatility in digital asset values, such as bitcoin.

Bitcoin Price. While the Fund will not directly invest in digital assets, it will be subject to the risks associated with bitcoin by virtue of its exposure to RIOT. Investing in bitcoin or having a business dependent on the price of bitcoin (such as RIOT and, in turn, RIOT shareholders) carries significant risks that are not typically present in other investments. These risks include the uncertainty surrounding new technology, limited evaluation due to bitcoin’s short trading history, and the potential decline in adoption and value over the long term. The extreme volatility of bitcoin’s price is also a risk factor. Regulatory uncertainties, such as potential government interventions and conflicting regulations across jurisdictions, can impact the demand for bitcoin and restrict its usage. Additionally, risks associated with the sale of newly mined bitcoin, bitcoin trading

Notes to the Financial Statements	Defiance ETFs

platforms, competition from alternative digital assets, mining operations, network modifications, and intellectual property claims pose further challenges to bitcoin-linked investments.

Bitcoin Halving. While Bitcoin prices have historically increased around halving events (a process designed to control the overall supply and reduce the risk of inflation in bitcoin, which uses a proof-of-work consensus algorithm and results in the mining reward being cut in half) there is no guarantee that the price change will be favorable or would compensate for the reduction in mining rewards. If a corresponding and proportionate increase in the price of Bitcoin does not follow future halving events, the revenue RIOT earns from its bitcoin mining operations would see a decrease, which could have a material adverse effect on RIOT’s results of operations and financial condition.

Hash Rate and Difficulty. As demand for bitcoin has increased, the global network hash rate (i.e., the aggregate amount of computing power devoted to supporting the bitcoin blockchain at a given time) has increased rapidly, and as greater adoption of bitcoin occurs, it is expected that demand for new bitcoin will likewise increase as more mining companies are drawn into the industry by this increased demand. Further, as a greater number of increasingly powerful miners have been deployed, the network difficulty for bitcoin has consequently also increased. A high difficulty means that more computing power will be required in order to solve a block and earn a new bitcoin reward, which, in turn, makes the bitcoin network more secure by limiting the possibility of one miner or mining pool gaining control of the network. Therefore, as new and existing miners deploy additional hash rate, the global network hash rate will continue to increase, meaning a miner’s share of the global network hash rate (and therefore its chance of earning bitcoin rewards) will decline if it fails to deploy additional hash rate at pace with the industry. If RIOT, in an effort to grow its hash rate, is unable to complete planned expansions on schedule and within anticipated cost estimates, deployment of newly purchased miners may be delayed, which could affect its competitiveness and results of operation, which could have a material adverse effect on RIOT’s financial condition and the market price for its securities.

Capital Markets Industry Risk. Capital markets companies may be significantly affected by stock and bank trading activity, changes in governmental regulation, continuing increases in price competition, decreases in fees or fee related business, including investment banking, brokerage, asset management and other servicing fees, fluctuation in interest rates and other factors which could adversely affect financial markets.

RKLB Risks. The RKLX ETF invests in swap contracts and options that are based on the share price of RKLB. This subjects the Fund to certain of the same risks as if it owned shares of RKLB, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of RKLB, the Fund may also be subject to the following risks:

Indirect Investment in RKLB Risk. RKLB is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of RKLB but will be exposed to the performance of RKLB. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to RKLB but will be subject to declines in the performance of RKLB.

RKLB Trading Risk. The trading price of RKLB may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading RKLB, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence RKLB’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of RKLB, trading in shares of related funds may be impacted, either temporarily or indefinitely.

RKLB Performance Risk. RKLB may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of RKLB to decline. RKLB provides guidance regarding its expected financial and business performance, such as projections regarding sales and production. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance RKLB provides may not ultimately be accurate. If RKLB’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by RKLB could decline significantly.

Notes to the Financial Statements	Defiance ETFs

Aerospace & Defense Industry Risks. Companies in the aerospace and defense industry are subject to risks stemming from their reliance on government budgets and spending priorities, which can fluctuate due to political and economic pressures. These companies often operate in highly competitive markets and may face challenges from both domestic and international competitors. The aerospace and defense industry is also affected by geopolitical tensions, trade policies, and regulatory changes that can impact market access and operational efficiency. Aerospace and defense companies typically rely on complex supply chains for specialized components and materials. Disruptions in these supply chains, whether due to shortages, price increases, or geopolitical factors, can significantly affect production and profitability. Additionally, technological advancements are critical for maintaining competitiveness in this sector, but the high cost and uncertain outcomes of research and development efforts may pose financial risks. Companies in this industry face heightened cybersecurity risks due to the sensitive nature of their technologies, and breaches can lead to operational disruptions, reputational damage, and regulatory scrutiny. Long-term fixed-cost contracts, which are common in this sector, may expose companies to financial losses if costs exceed estimates. Furthermore, environmental and safety regulations, as well as export controls, tariffs, and trade restrictions, impose significant compliance costs and may limit market opportunities. The aerospace and defense industry is inherently cyclical and influenced by global political and economic developments, which can contribute to earnings volatility and investment risks.

Business Risks. RKLB has experienced rapid growth, with its employee base and operations expanding substantially in recent years, placing considerable demands on its management, operational infrastructure, and financial resources. Continued growth is dependent on RKLB’s ability to scale its revenue, improve operational efficiencies, and maintain profitability while effectively managing its increasingly complex organizational structure. Failure to integrate acquisitions, enhance business processes, or address evolving customer and market demands could adversely affect RKLB’s growth prospects.

RKLB operates in competitive markets for rocket launch services, mission services, spacecraft, and spacecraft components, facing challenges from established players and new entrants. RKLB’s success relies on its ability to anticipate and respond to macroeconomic and industry-specific changes, hire and retain talent, and maintain high levels of customer satisfaction. Additionally, interruptions from information technology failures, cybersecurity breaches, or other infrastructure issues could disrupt operations. RKLB’s ability to comply with applicable regulations and adapt to changes in the industry also presents ongoing risks.

While RKLB has demonstrated significant revenue growth in recent years, future revenue generation and growth are uncertain. Rising operating expenses may outpace revenue growth, potentially harming profitability and the company’s overall financial condition. Failure to address these risks could materially impact RKLB’s business and long-term prospects.

SMCI Risks. The SMCX ETF invests in swaps and options contracts that are based on the share price of SMCI. This subjects the Funds to certain of the same risks as if they owned shares of SMCI, even though they do not. By virtue of each Fund’s investments in swap contracts that are based on the value of SMCI, the Funds may also be subject to the following risks:

Indirect Investment in SMCI Risk. SMCI is not affiliated with the Trust, the Funds, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Funds will not have voting rights and will not be able to influence management of SMCI but will be exposed to the performance of SMCI. Investors in the Funds will not have the right to receive dividends or other distributions or any other rights with respect to SMCI but will be subject to declines in the performance of SMCI.

SMCI Trading Risk. The trading price of SMCI may demonstrate volatility and wide fluctuations due to various factors inherent in the technology industry. Unlike some other sectors, the technology industry, including SMCI, is prone to significant price and volume fluctuations, occasionally unrelated to operational performance. Short sellers may also play a significant role in trading SMCI, impacting supply and demand dynamics and contributing to market price volatility. Moreover, external factors and public perception may disproportionately influence SMCI’s share price within the technology sector, with heightened public attention notwithstanding operational performance. Furthermore, SMCI, like other tech companies, may encounter securities class action litigation during periods of market volatility, potentially resulting in substantial costs and diverting management’s attention and resources. In the event of a trading halt for SMCI, trading in Shares of the Funds may be impacted, either temporarily or indefinitely.

Notes to the Financial Statements	Defiance ETFs

SMCI Performance Risk. SMCI may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of SMCI to decline. SMCI provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance SMCI provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If SMCI’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by SMCI could decline significantly.

Delisting Risk. SMCI (the “Company”) announced that on February 25, 2025 it received a notification letter from NASDAQ indicating that it now complies with NASDAQ Listing Rule 5250(c)(1), which requires timely filing of reports with the SEC and the matter is now closed.

Prior to its filing on February 25, 2025, the Company had received notification letters from NASDAQ on September 17, 2024 and February 21, 2025, stating that the Company was not in compliance with NASDAQ listing rule 5250(c)(1) as a result of the Company’s delay in filing its Quarterly Report on Form 10-Q for the period ending December 31, 2024 and its continued delay in filing its Annual Report on Form 10-K for the period ending June 30, 2024 Form 10-K and Quarterly Report on Form 10-Q for the period ending September 30, 2024. As previously announced, on February 25, 2025, the Company has filed each of such periodic reports such that it is now current with respect to its Securities Exchange Act reporting obligations.

Under the NASDAQ rules, SMCI has 60 days from the date of the notice either to file the Form 10-K or to submit a plan to NASDAQ to regain compliance with NASDAQ’s listing rules. If a plan is submitted and accepted, SMCI could be granted up to 180 days from the Form 10-K’s due date to regain compliance. If NASDAQ does not accept SMCI’s plan, then SMCI will have the opportunity to appeal that decision to a Nasdaq hearings panel.

Operational and Execution Risk. Adverse economic conditions may adversely affect SMCI’s business operations. Ongoing events in eastern Europe and the Taiwan Strait pose challenges and risks to SMCI, potentially impacting its business, financial condition, and operating results. Quarterly operating results have historically fluctuated and are likely to continue doing so in the future. Predicting revenue and margins for specific periods is challenging, and any revenue shortfall or margin decline may negatively impact SMCI’s operating results. As SMCI targets larger customers and sales opportunities, its customer base may become more concentrated, increasing costs, lowering margins, and exposing the company to inventory risks.

Strategic and Industry Risks. Failure to manage the expansion of international manufacturing capacity and business operations could harm SMCI’s business. Additionally, managing growth and expansion effectively is crucial for SMCI’s success. Expansion into markets outside the United States exposes SMCI to inherent risks associated with international business operations. Development of new products and enhancements to existing products is vital for SMCI’s growth; failure to predict or respond to emerging technological trends and changing customer needs may adversely affect its market share and operating results.

Legal and Regulatory Risks. SMCI is subject to complex and evolving laws and regulations concerning privacy, data protection, and other matters due to the nature of its products and services. Compliance with environmental, health, and safety laws and regulations is essential for SMCI due to its operations involving regulated materials. Failure to maintain effective internal control over financial reporting may lead to investor loss of confidence and decrease the market price of SMCI’s common stock.

Financial Risks. SMCI’s research and development expenditures are considerably higher than those of many competitors, impacting its financial performance. Future effective income tax rates could be affected by changes in operations and income among different geographic regions and changes in domestic and foreign income tax laws. Backlog does not significantly contribute to SMCI’s net sales in any quarter.

General Risks. SMCI’s products may not be perceived as supporting climate change mitigation efforts in the information technology sector. Natural disaster events, including those related to climate change, may impact SMCI’s business and operations. Risks associated with the use of AI by SMCI’s workforce may arise. Expectations regarding environmental,

Notes to the Financial Statements	Defiance ETFs

social, and governance considerations expose SMCI to potential liabilities, reputational harm, and other unforeseen adverse effects on its business.

SOFI Risks. The SOFX ETF invests in swap contracts and options that are based on the share price of SOFI. This subjects the Fund to certain of the same risks as if it owned shares of SOFI, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of SOFI, the Fund may also be subject to the following risks:

Indirect Investment in SOFI Risk. SOFI is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of SOFI but will be exposed to the performance of SOFI. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to SOFI but will be subject to declines in the performance of SOFI.

SOFI Trading Risk. The trading price of SOFI may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading SOFI, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence SOFI’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of SOFI, trading in shares of related funds may be impacted, either temporarily or indefinitely.

SOFI Performance Risk. SOFI may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of SOFI to decline. SOFI provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance SOFI provides may not ultimately be accurate. If SOFI’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by SOFI could decline significantly.

Consumer Finance Industry Risks: The consumer finance industry can be significantly affected by changing economic conditions, demand for consumer loans, and refinancing activity. Profitability can be largely dependent on the availability and cost of capital and the rate of consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the consumer finance industry. Companies in the consumer finance industry are subject to extensive government regulation, which can change frequently and may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain, or may affect them in other ways that are unforeseeable.

Interest Rate Risks. SOFI’s business is sensitive to interest rates and interest rates are highly sensitive to many factors that are beyond SOFI’s control, including global, domestic and local economic conditions and the policies of various governmental and regulatory agencies and, in particular, the Federal Reserve. SOFI is unable to predict future changes in interest rates. Changes to prevailing interest rates could influence not only the interest SOFI receives on loans and investments and the amount of interest it pays on deposits and borrowings, but could also affect (i) SOFI’s ability to originate loans at competitive rates and obtain deposits; (ii) the fair value of SOFI’s financial assets and liabilities; (iii) the average duration of SOFI’s loan portfolios and other interest-earning assets; (iv) the mix of lending products SOFI originates which is influenced by demand for refinancing products; and (v) the competition faced by its SoFi Money deposit product from other investment products which may become more attractive as interest rates rise.

Intellectual Property Risks: SOFI’s ability to provide products and services to its members and technology platform clients depends, in part, upon its proprietary technology. SOFI may be unable to protect its proprietary technology effectively, which would allow competitors to duplicate its business processes and know-how, and adversely affect its ability to compete with them. A third party may attempt to reverse engineer or otherwise obtain and use SOFI’s proprietary technology without its consent. The pursuit of a claim against a third party for infringement of intellectual property could be costly, and there can be no guarantee that any such efforts would be successful.

Notes to the Financial Statements	Defiance ETFs

Operations Risks: Failure, inadequacy, breach of, or unauthorized access to, SOFI’s IT systems or those of SOFI’s third-party service providers, unauthorized access to SOFI’s confidential information, or violations of data protection laws, could each result in material harm to SOFI’s business and reputation. SOFI’s use of artificial intelligence or other emerging technologies could adversely impact SOFI’s business and financial results.

International Business Risks: If SOFI fails to deploy or manage its operations successfully in international markets, its business and operations may suffer. In addition, SOFI is subject to a variety of risks inherent in doing business internationally, including risks related to government regulation, political, social and/or economic instability or military conflict, higher levels of credit risk and fraud, fluctuations in currency exchange rates and global market volatility, among others.

SOUN Risks. The SOUX ETF invests in swap contracts and options that are based on the share price of SOUN. This subjects the Fund to certain of the same risks as if it owned shares of SOUN, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of SOUN, the Fund may also be subject to the following risks:

Indirect Investment in SOUN Risk. SOUN is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of SOUN but will be exposed to the performance of SOUN (the Underlying Security). Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

SOUN Trading Risk. The trading price of SOUN may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading SOUN, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence SOUN’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of SOUN, trading in shares of related funds may be impacted, either temporarily or indefinitely. In particular, SOUN recently announced a delay in the filing of its annual financial statements, related to material weaknesses in SOUN’s internal control over financial reporting. This matter may contribute to increased volatility in the trading price of SOUN, and should the financial statements not be filed within required timelines, could result in SOUN stock being delisted.

Delisting Risk. SOUN announced on March 4, 2025 that it was unable to timely file its Annual Report on Form 10-K for the period ending December 31, 2024 (the “Form 10-K”) in accordance with the required deadline under the federal securities laws. Subsequently, on March 11, 2025, SOUN filed its Form 10-K. However, there can be no assurance that SOUN will continue to meet its reporting obligations in a timely manner in the future. Any future failure to complete timely filings could result in SOUN’s stock being delisted from NASDAQ, which would prevent the Fund from continuing to operate.

SOUN Performance Risk. SOUN may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of SOUN to decline. SOUN provides guidance regarding its expected financial and business performance, such as projections regarding sales and production. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance SOUN provides may not ultimately be accurate. If SOUN’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by SOUN could decline significantly.

Software Industry Risks: The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited

Notes to the Financial Statements	Defiance ETFs

operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Business Risks. SOUN faces significant risks related to its financial condition and business operations, including a history of substantial net losses and negative cash flows, with no assurance of achieving profitability. The company’s reliance on a concentrated customer base exposes it to significant revenue risks if these relationships are disrupted. Competition in the rapidly evolving Voice AI (artificial intelligence) market, regulatory and legislative developments related to the use of AI and the potential inability to attract and retain key personnel further threaten its growth and operational stability. Additionally, cybersecurity incidents, interruptions in cloud services, and challenges in complying with complex domestic and international regulations could harm its business and client relationships.

Intellectual property risks include potential claims of infringement, unauthorized use of proprietary technology, and limitations imposed by open-source software usage exposing SOUN to significant litigation or licensing expenses or being prevented from selling SOUN’s products or making SOUN’s technologies available to its customers if such claims are successful. Governance risks stem from its dual-class stock structure, which concentrates voting control with Class B shareholders, limiting the influence of Class A shareholders. These governance dynamics, coupled with limited public company experience and identified material weaknesses in internal controls, may impact investor confidence. Tax-related risks, including limitations on the use of net operating loss carryforwards, add to the uncertainty surrounding SOUN’s financial outlook.

Third-Party Risks. SOUN relies on third-party telecommunications and internet service providers, including connectivity to its cloud software, and any failure by these service providers to provide reliable services could cause SOUN to lose customers and subject it to claims for credits or damages, among other things. SOUN’s customers rely on third-party telecommunications and internet service providers to provide them with access and connectivity to SOUN’s cloud software, and changes in how telecommunication and internet service providers handle and charge for access to telecommunications and the internet could materially harm SOUN’s customer relationships, business, financial condition and operations results. SOUN’s plans to expand upon and establish new public cloud-based data centers for its U.S. and international operations may be unsuccessful and may present execution and competitive risks.

VST Risks. The VSTL ETF invests in swap contracts and options that are based on the share price of VST. This subjects the Fund to certain of the same risks as if it owned shares of VST, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of VST, the Fund may also be subject to the following risks:

Indirect Investment in VST Risk. VST is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of VST but will be exposed to the performance of VST (the Underlying Security). Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

VST Trading Risk. The trading price of VST may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading VST, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence VST’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of VST, trading in shares of related funds may be impacted, either temporarily or indefinitely.

VST Performance Risk. VST may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of VST to decline. VST provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance VST provides may not ultimately be accurate. If VST’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by VST could decline significantly.

Notes to the Financial Statements	Defiance ETFs

Independent Power and Renewable Electricity Producers Industry Risks. This industry includes companies involved in the generation and sale of electricity from independent power plants and renewable energy facilities such as solar, wind, hydroelectric, and battery storage. The industry is highly competitive and influenced by factors such as electricity demand, energy prices, and technological advancements. The prices of securities of companies in this industry may fluctuate widely due to general economic conditions, changes in energy market dynamics, and regulatory developments. Companies in this industry are subject to risks related to fuel supply and costs, renewable energy resource availability, and transmission infrastructure constraints. Additionally, the industry may be affected by legislative or regulatory changes, including renewable energy incentives, environmental standards, and carbon emission requirements. Operational risks, such as equipment failures, weather related disruptions, and cybersecurity threats, can also have a significant impact on companies in this sector.

Business Risks. VST faces significant risks specific to its business operations, including exposure to fluctuations in wholesale power prices, fuel costs, and supply chain disruptions, which may adversely impact its revenues and financial performance. The company’s ability to manage commodity price risks is limited, and increased competition, regulatory changes, or government intervention in power markets could further challenge its profitability. Operating in a highly regulated industry, VST is subject to evolving environmental laws and climate change regulations that could impose substantial costs or constraints. Additionally, the capital-intensive nature of power generation, including the operation of the Comanche Peak nuclear facility, poses risks from cybersecurity threats, system failures, and extreme weather conditions. Changes in technology and energy efficiency initiatives could reduce electricity demand, impacting VST’s business model. The company also faces pressures from stakeholder expectations on environmental, social, and governance (ESG) issues, which may influence investor confidence and its stock performance. Further, litigation, legal proceedings, regulatory investigations or other administrative proceedings could expose VST to significant liabilities and reputational damage that could have a material adverse effect on VST.

IONQ Price Appreciation Risk. As part of the IONZ ETF’s inverse investment strategy, the Fund purchases and sells swap contracts and options contracts that are based on the share price of IONQ common stock (the “Underlying Security”). This strategy subjects the Fund to certain of the same risks as if it shorted shares of the Underlying Security, even though it does not. By virtue of the Fund’s indirect 2X exposure to changes in the share price of the Underlying Security, the Fund is subject to the risk that the Underlying Security’s share price increases. If the share price of the Underlying Security increases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. The Fund may also be subject to the following risks:

Indirect Investment in IONQ Risk. IONQ is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of IONQ, but will be exposed to the performance of the Underlying Security. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Security, but will be adversely impacted by increases in the share price of the Underlying Security.

IONQ Good Performance Risk. IONQ may meet or exceed its publicly announced expectations or guidelines regarding its business, which could potentially lead to a rise in the share price of the Underlying Security. IONQ regularly provides guidance concerning its anticipated financial and business performance, including sales and production projections, future revenues, gross margins, profitability, and cash flows. However, forecasting future events and identifying key factors affecting business conditions inherently involves uncertainty. IONQ’s guidance may ultimately prove accurate or may prove underestimated, as it relies on assumptions such as global and local economic conditions, anticipated production and sales volumes, average sales prices, supplier and commodity costs, and planned cost reductions. If IONQ’s guidance is accurate or varies positively from actual results, IONQ’s share price could increase significantly and, as a result, the Fund may suffer significant losses.

Industry Recognition and Analyst Coverage Risk. Positive recognition from industry analysts, awards for product excellence, or inclusion in prestigious industry reports can enhance IONQ’s reputation and credibility among investors. Favorable analyst ratings, upgrades, or bullish forecasts for the company’s future performance can drive investor enthusiasm and contribute to a rise in IONQ’s stock price.

Risks from Industry Growth and IONQ’s Business Success. IONQ operates in the emerging quantum computing industry, which has the potential for significant technological advancements and commercialization. If the company successfully develops its technology, secures major contracts, or benefits from broader industry adoption, its stock price may rise, leading to substantial losses for the Fund. Breakthroughs in quantum hardware, error correction, or algorithmic efficiency could

Notes to the Financial Statements	Defiance ETFs

enhance IONQ’s competitive position and drive investor confidence, potentially increasing its stock price. Additionally, strategic partnerships with cloud providers, enterprises, or government agencies could strengthen IONQ’s market presence and revenue growth, further contributing to stock appreciation. Government and institutional support, including funding, subsidies, or strategic backing, may accelerate the company’s development and drive increased investor optimism. Furthermore, speculative interest, media coverage, and overall market sentiment surrounding quantum computing advancements could lead to sharp increases in IONQ’s stock price, even if immediate revenue impacts remain uncertain. If IONQ benefits from these factors, its stock price may rise significantly, negatively affecting the Fund due to its inverse (2X) exposure.

LLY Price Appreciation Risk. As part of the LLYZ ETF’s inverse investment strategy, the Fund purchases and sells swap contracts that are based on the share price of LLY common stock (the “Underlying Security”). This strategy subjects the Fund to certain of the same risks as if it shorted shares of the Underlying Security, even though it does not. By virtue of the Fund’s indirect -2X exposure to changes in the share price of the Underlying Security, the Fund is subject to the risk that the Underlying Security’s share price increases. If the share price of the Underlying Security increases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. The Fund may also be subject to the following risks:

Indirect Investment in LLY Risk. Eli Lilly and Company is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of Eli Lilly and Company, but will be exposed to the performance of the Underlying Security. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Security, but will be adversely impacted by increases in the share price of the Underlying Security.

LLY Good Performance Risk. LLY may meet or exceed its publicly announced expectations or guidelines regarding its business, which could potentially lead to a rise in the share price of the Underlying Security. LLY regularly provides guidance concerning its anticipated financial and business performance, including sales and production projections, future revenues, gross margins, profitability, and cash flows. However, forecasting future events and identifying key factors affecting business conditions inherently involves uncertainty. LLY’s guidance may ultimately prove accurate or may prove underestimated, as it relies on assumptions such as global and local economic conditions, anticipated production and sales volumes, average sales prices, supplier and commodity costs, and planned cost reductions. If LLY’s guidance is accurate or varies positively from actual results, LLY’s share price could increase significantly and, as a result, the Fund may suffer significant losses.

Industry Recognition and Analyst Coverage Risk. Positive recognition from industry analysts, awards for product excellence, or inclusion in prestigious industry reports can enhance LLY’s reputation and credibility among investors. Favorable analyst ratings, upgrades, or bullish forecasts for the company’s future performance can drive investor enthusiasm and contribute to a rise in LLY’s stock price.

MSTR Price Appreciation Risks. As part of the SMST ETF’s inverse investment strategy, the Fund purchases and sells swap contracts that are based on the share price of MSTR. This strategy subjects the Fund to certain of the same risks as if it shorted shares of MSTR, even though it does not. By virtue of the Fund’s indirect -2X exposure to changes in the share price of MSTR, the Fund is subject to the risk that MSTR’s share price increases. If the share price of MSTR increases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. The Fund may also be subject to the following risks:

Indirect Investment in MSTR Risk. MSTR is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of MSTR but will be exposed to the performance of MSTR. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to MSTR stock but will be subject to declines in the performance of MSTR stock.

MSTR Good Performance Risk. MSTR may meet or exceed its publicly announced expectations or guidelines regarding its business, which could potentially lead to a rise in the share price of MSTR. MSTR regularly provides guidance concerning its anticipated financial and business performance, including sales and production projections, future revenues, gross margins, profitability, and cash flows. However, forecasting future events and identifying key factors affecting business conditions inherently involves uncertainty. MSTR’s guidance may ultimately prove accurate or may prove underestimated, as it relies on assumptions such as global and local economic conditions, anticipated production and sales volumes, average sales prices,

Notes to the Financial Statements	Defiance ETFs

supplier and commodity costs, and planned cost reductions. If MSTR’s guidance is accurate or varies positively from actual results, MSTR’s share price could increase significantly and, as a result, the Fund may suffer significant losses.

Bitcoin Positive Performance Risk. MSTR’s significant investment in bitcoin has become a key driver of its stock price. Any positive movement in the price of Bitcoin, such as reaching new all-time highs, increased institutional adoption, or favorable regulatory developments, directly impacts MSTR’s balance sheet and investor perception. With MSTR holding a substantial amount of Bitcoin, its stock price tends to correlate with Bitcoin’s performance.

Analytics and Business Intelligence Market Growth Risk. MSTR operates in the analytics and business intelligence (BI) industry, which is experiencing robust growth due to increasing data volumes and the need for data-driven decision-making across various sectors. MSTR’s suite of BI software and analytics solutions positions it well to capitalize on this growth trend. Any indication of market expansion, such as growing demand for analytics tools or favorable industry forecasts, can drive investor optimism and push up MSTR’s stock price.

Product Innovation and Adoption Risk. MSTR continuously innovates its product offerings to stay competitive in the rapidly evolving analytics market. The company’s investments in cloud-based analytics platforms, mobile BI solutions, and AI-driven analytics capabilities demonstrate its commitment to meeting changing customer needs. Positive feedback or strong adoption rates for new products and features can signal to investors that MSTR remains at the forefront of technological advancements, potentially boosting its stock price.

Partnerships and Strategic Alliances Risk. MSTR frequently forms partnerships and strategic alliances with leading technology companies to enhance its product offerings and expand its market reach. For example, collaborations with cloud service providers can broaden MSTR’s customer base and drive revenue growth. Any announcements of significant partnerships or alliances that strengthen MSTR’s competitive position are likely to be viewed positively by investors and could lead to a stock price increase.

Industry Recognition and Analyst Coverage Risk. Positive recognition from industry analysts, awards for product excellence, or inclusion in prestigious industry reports can enhance MSTR’s reputation and credibility among investors. Favorable analyst ratings, upgrades, or bullish forecasts for the company’s future performance can drive investor enthusiasm and contribute to a rise in MSTR’s stock price.

PLTR Price Appreciation Risk. As part of the PLTZ ETF’s inverse investment strategy, the Fund purchases and sells swap contracts and options contracts that are based on the share price of PLTR common stock (the “Underlying Security”). This strategy subjects the Fund to certain of the same risks as if it shorted shares of the Underlying Security, even though it does not. By virtue of the Fund’s indirect 2X exposure to changes in the share price of the Underlying Security, the Fund is subject to the risk that the Underlying Security’s share 23 price increases. If the share price of the Underlying Security increases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. The Fund may also be subject to the following risks:

Indirect Investment in PLTR Risk. PLTR is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of PLTR but will be exposed to the performance of the Underlying Security. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be adversely impacted by increases in the share price of the Underlying Security.

PLTR Good Performance Risk. PLTR may meet or exceed its publicly announced expectations or guidelines regarding its business, which could potentially lead to a rise in the share price of the Underlying Security. PLTR regularly provides guidance concerning its anticipated financial and business performance, including sales and production projections, future revenues, gross margins, profitability, and cash flows. However, forecasting future events and identifying key factors affecting business conditions inherently involves uncertainty. PLTR’s guidance may ultimately prove accurate or may prove underestimated, as it relies on assumptions such as global and local economic conditions, anticipated production and sales volumes, average sales prices, supplier and commodity costs, and planned cost reductions. If PLTR’s guidance is accurate or varies positively from actual results, PLTR’s share price could increase significantly and, as a result, the Fund may suffer significant losses.

Industry Recognition and Analyst Coverage Risk. Positive recognition from industry analysts, awards for product excellence, or inclusion in prestigious industry reports can enhance PLTR’s reputation and credibility among investors. Favorable analyst

Notes to the Financial Statements	Defiance ETFs

ratings, upgrades, or bullish forecasts for the company’s future performance can drive investor enthusiasm and contribute to a rise in PLTR’s stock price.

Risks from Industry Growth and PLTR’s Business Success. PLTR develops software platforms designed to integrate data, enhance decision-making, and support operations for both commercial enterprises and government agencies, including the defense and intelligence sectors. PLTR has the potential for significant growth driven by increasing demand for advanced data analytics, artificial intelligence, and national security-related software solutions. If PLTR successfully expands its platform capabilities, secures major government or commercial contracts, or achieves technological advancements in artificial intelligence, machine learning, or cloud-based data integration, its stock price may rise, leading to substantial losses for the Fund. Enhancements to PLTR’s software platforms could strengthen its competitive position and drive investor confidence, contributing to stock appreciation. Additionally, strategic partnerships with government agencies, defense contractors, and major enterprises could accelerate revenue growth and further solidify its market presence. Increased funding or policy support from government entities such as the Department of Defense, intelligence agencies, or international allies could further drive stock price gains. Moreover, speculative interest, media coverage, and overall market enthusiasm for artificial intelligence (AI), big data analytics, and security-focused software could lead to sharp increases in PLTR’s stock price, even if near-term profitability remains uncertain. If PLTR benefits from these factors, its stock price may rise significantly, negatively affecting the Fund due to its inverse (-2X) exposure.

QBTS Price Appreciation Risk. As part of the QBTZ ETF’s inverse investment strategy, the Fund purchases and sells swap contracts and options contracts that are based on the share price of QBTS common stock (the “Underlying Security”). This strategy subjects the Fund to certain of the same risks as if it shorted shares of the Underlying Security, even though it does not. By virtue of the Fund’s indirect 2X exposure to changes in the share price of the Underlying Security, the Fund is subject to the risk that the Underlying Security’s share price increases. If the share price of the Underlying Security increases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. The Fund may also be subject to the following risks:

Indirect Investment in QBTS Risk. D-Wave Quantum Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of D-Wave Quantum Inc., but will be exposed to the performance of the Underlying Security. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Security, but will be adversely impacted by increases in the share price of the Underlying Security.

QBTS Good Performance Risk. QBTS may meet or exceed its publicly announced expectations or guidelines regarding its business, which could potentially lead to a rise in the share price of the Underlying Security. QBTS regularly provides guidance concerning its anticipated financial and business performance, including sales and production projections, future revenues, gross margins, profitability, and cash flows. However, forecasting future events and identifying key factors affecting business conditions inherently involves uncertainty. QBTS’s guidance may ultimately prove accurate or may prove underestimated, as it relies on assumptions such as global and local economic conditions, anticipated production and sales volumes, average sales prices, supplier and commodity costs, and planned cost reductions. If QBTS’s guidance is accurate or varies positively from actual results, QBTS’s share price could increase significantly and, as a result, the Fund may suffer significant losses.

Industry Recognition and Analyst Coverage Risk. Positive recognition from industry analysts, awards for product excellence, or inclusion in prestigious industry reports can enhance QBTS’s reputation and credibility among investors. Favorable analyst ratings, upgrades, or bullish forecasts for the company’s future performance can drive investor enthusiasm and contribute to a rise in QBTS’s stock price.

RGTI Price Appreciation Risk. As part of the Fund’s inverse investment strategy, the Fund purchases and sells swap contracts and options contracts that are based on the share price of RGTI common stock (the “Underlying Security”). This strategy subjects the Fund to certain of the same risks as if it shorted shares of the Underlying Security, even though it does not. By virtue of the Fund’s indirect 2X exposure to changes in the share price of the Underlying Security, the Fund is subject to the risk that the Underlying Security’s share price increases. If the share price of the Underlying Security increases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. The Fund may also be subject to the following risks:

Indirect Investment in RGTI Risk. Rigetti Computing, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be

Notes to the Financial Statements	Defiance ETFs

able to influence the management of Rigetti Computing, Inc., but will be exposed to the performance of the Underlying Security. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Security, but will be adversely impacted by increases in the share price of the Underlying Security.

RGTI Good Performance Risk. RGTI may meet or exceed its publicly announced expectations or guidelines regarding its business, which could potentially lead to a rise in the share price of the Underlying Security. RGTI regularly provides guidance concerning its anticipated financial and business performance, including sales and production projections, future revenues, gross margins, profitability, and cash flows. However, forecasting future events and identifying key factors affecting business conditions inherently involves uncertainty. RGTI’s guidance may ultimately prove accurate or may prove underestimated, as it relies on assumptions such as global and local economic conditions, anticipated production and sales volumes, average sales prices, supplier and commodity costs, and planned cost reductions. If RGTI’s guidance is accurate or varies positively from actual results, RGTI’s share price could increase significantly and, as a result, the Fund may suffer significant losses.

Industry Recognition and Analyst Coverage Risk. Positive recognition from industry analysts, awards for product excellence, or inclusion in prestigious industry reports can enhance RGTI’s reputation and credibility among investors. Favorable analyst ratings, upgrades, or bullish forecasts for the company’s future performance can drive investor enthusiasm and contribute to a rise in RGTI’s stock price.

SMCI Price Appreciation Risk. As part of the SMCZ ETF’s inverse investment strategy, the Fund purchases and sells swap contracts that are based on the share price of SMCI common stock. This strategy subjects the Fund to certain of the same risks as if it shorted shares of SMCI, even though it does not. By virtue of the Fund’s indirect -2X exposure to changes in the share price of SMCI, the Fund is subject to the risk that SMCI’s share price increases. If the share price of SMCI increases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. The Fund may also be subject to the following risks:

Indirect Investment in SMCI Risk. Super Micro Computer, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of Super Micro Computer, Inc., but will be exposed to the performance of SMCI. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to SMCI, but will be adversely impacted by increases in the share price of SMCI.

SMCI Good Performance Risk. SMCI may meet or exceed its publicly announced expectations or guidelines regarding its business, which could potentially lead to a rise in the share price of SMCI. SMCI regularly provides guidance concerning its anticipated financial and business performance, including sales and production projections, future revenues, gross margins, profitability, and cash flows. However, forecasting future events and identifying key factors affecting business conditions inherently involves uncertainty. SMCI’s guidance may ultimately prove accurate or may prove underestimated, as it relies on assumptions such as global and local economic conditions, anticipated production and sales volumes, average sales prices, supplier and commodity costs, and planned cost reductions. If SMCI’s guidance is accurate or varies positively from actual results, SMCI’s share price could increase significantly and, as a result, the Fund may suffer significant losses.

Industry Recognition and Analyst Coverage Risk. Positive recognition from industry analysts, awards for product excellence, or inclusion in prestigious industry reports can enhance SMCI’s reputation and credibility among investors. Favorable analyst ratings, upgrades, or bullish forecasts for the company’s future performance can drive investor enthusiasm and contribute to a rise in SMCI’s stock price.

Delisting Risk. SMCI has previously failed to timely file its required SEC reports, including its Form 10-K, and its prior auditor resigned, raising concerns about the company’s financial reporting and transparency. Additionally, SMCI has faced threats of delisting from NASDAQ due to noncompliance with exchange listing requirements. If SMCI continues to experience delays or deficiencies in its financial disclosures, investors may lack access to timely and reliable information necessary for informed decision-making, potentially increasing volatility in SMCI’s stock price and adversely affecting the Fund’s performance. A delisting event would further impair the Fund’s ability to achieve its investment objective and could lead to its closure and liquidation. The effective operation of leveraged inverse ETFs depends on stable and liquid trading markets for the underlying security. Any disruptions in SMCI’s liquidity, widening of bid-ask spreads, or market inefficiencies stemming from ongoing regulatory or financial issues could hinder the Fund’s ability to track its intended -2X inverse multiple. Furthermore, SMCI’s increased stock price volatility, combined with the Fund’s leveraged inverse structure,

Notes to the Financial Statements	Defiance ETFs

may amplify potential losses in the event of sharp upward price movements, particularly in the absence of consistent financial disclosures and stable market conditions.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Funds to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Funds, which focus on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Funds will seek to employ their investment strategies as it relates to the underlying issuer regardless of whether the company has strong earnings reports, or provides positive future guidance, dividend increases, share buybacks, or engages in strategic acquisitions and product launches. Additionally, the Funds will seek to employ their investment strategy as they relate to the underlying issuer regardless of whether there are favorable industry trends, regulatory approvals, analyst upgrades, strategic partnerships, debt reduction, or improved economic conditions.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Investment Advisory
Fund	Fee
QPUX ETF	1.29%
ANEL ETF	1.29%
AVXX ETF	1.29%
AVGX ETF	1.29%
CVNX ETF	1.29%
DKNX ETF	1.29%
HIMZ ETF	1.29%
HOOX ETF	1.29%
IONX ETF	1.29%
IRE ETF	1.29%
JPX ETF	1.29%
LLYX ETF	1.29%
LMNX ETF	1.29%
MPL ETF	1.29%
MSTX ETF	1.29%
NVOX ETF	1.29%
OKLL ETF	1.29%
ORCX ETF	1.29%
OSCX ETF	1.29%
XPM ETF	1.29%
QSU ETF	1.29%
RGTX ETF	1.29%
RIOX ETF	0.95%
RKLX ETF	1.29%
SMCX ETF	1.29%
SOFX ETF	1.29%
SOUX ETF	1.29%
VSTL ETF	1.29%
IONZ ETF	1.29%
LLYZ ETF	1.29%
SMST ETF	1.29%

Notes to the Financial Statements	Defiance ETFs

PLTZ ETF	1.29%
QBTZ ETF	1.29%
RGTZ ETF	1.29%
SMCZ ETF	1.29%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended October 31, 2025 are disclosed in the Statements of Operations.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

Notes to the Financial Statements	Defiance ETFs

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal periods ended October 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, options contracts, and in-kind transactions, if any, were as follows:

Fund:	Purchases	Sales
QPUX ETF	$-	$—
ANEL ETF	1,014,954	1,027,640
AVXX ETF	—	—
AVGX ETF	1,163,595,475	1,161,834,468
CVNX ETF	13,472,485	13,461,852
DKNX ETF	1,102,890	1,085,388
HIMZ ETF	963,242,881	968,798,629
HOOX ETF	252,977,616	255,745,683
IONX ETF	1,153,234,316	1,134,665,991
IRE ETF	300,481	—
JPX ETF	626,712	581,043
LLYX ETF	92,788,674	94,849,621
LMNX ETF	52,172	18,017
MPL ETF	27,047	24,061
MSTX ETF	905,845,047	937,865,467
NVOX ETF	19,080,244	17,460,960
OKLL ETF	1,452,468,761	1,439,575,015
ORCX ETF	44,783,675	44,330,065
OSCX ETF	1,022,299	991,786
XPM ETF	251,362	251,687
QSU ETF	16,260	14,208
RGTX ETF	1,216,119,535	1,253,335,588
RIOX ETF	347,241,437	354,431,487
RKLX ETF	1,281,564,400	1,323,275,528
SMCX ETF	801,070,093	823,338,482
SOFX ETF	893,685,358	916,367,958
SOUX ETF	309,878,131	322,134,977
VSTL ETF	1,724,436	1,532,376
IONZ ETF	—	—
LLYZ ETF	—	—
SMST ETF	—	—
PLTZ ETF	—	—
QBTZ ETF	—	—
RGTZ ETF	—	—
SMCZ ETF	—	—

For the fiscal periods ended October 31, 2025, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the fiscal periods ended October 31, 2025, there were no in-kind transactions associated with creations or redemptions for the Funds.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended October 31, 2025 (estimated) and the prior fiscal periods ended April 30, 2025 were as follows:

Fund:	October 31, 2025 Ordinary Income	April 30, 2025 Ordinary Income
QPUX ETF	$—	$—
ANEL ETF	—	—
AVXX ETF	—	—
AVGX ETF	—	806,878

Notes to the Financial Statements	Defiance ETFs

CVNX ETF	—	—
DKNX ETF	—	—
HIMZ ETF	—	—
HOOX ETF	—	—
IONX ETF	—	—
IRE ETF	—	—
JPX ETF	—	—
LLYX ETF	—	—
LMNX ETF	—	—
MPL ETF	—	—
MSTX ETF	—	352,755,036
NVOX ETF	—	—
OKLL ETF	—	—
ORCX ETF	—	—
OSCX ETF	—	—
XPM ETF	—	—
QSU ETF	—	—
RGTX ETF	—	—
RIOX ETF	—	—
RKLX ETF	—	—
SMCX ETF	—	—
SOFX ETF	—	—
SOUX ETF	—	—
VSTL ETF	—	—
IONZ ETF	—	—
LLYZ ETF	—	—
SMST ETF	—	—
PLTZ ETF	—	—
QBTZ ETF	—	—
RGTZ ETF	—	—
SMCZ ETF	—	—

As of the prior fiscal periods ended April 30, 2025, components of the distributable earnings (accumulated losses) on a tax basis were as follows:

	AVGX ETF	HIMZ ETF	HOOX ETF	IONX ETF	LLYX ETF	MSTX ETF
Investments including written
options, at cost	$8,321,313	$2,104,321	$1,163,074	$2,316,995	$1,610,931	$517,130,971
Gross tax unrealized
appreciation	1,412,161	116,746	47,968	207,482	74,433	14,237,033
Gross tax unrealized
depreciation	(2,538,209)	(80,916)	(38,033)	(87,195)	(97,597)	(49,149,488)
Net tax unrealized appreciation
(depreciation)	(1,126,048)	35,830	9,935	120,287	(23,164)	(34,912,455)
Undistributed ordinary income
(loss)	—	2,819,924	1,203,611	5,096,319	2,192,296	512,101,293
Undistributed long-term capital
gain (loss)	—	—	—	—	—	—
Total distributable earnings	—	2,819,924	1,203,611	5,096,319	2,192,296	512,101,293
Other accumulated gain
(loss)	(15,786,730)	(752,706)	(320,057)	(1,771,057)	(1,306,822)	(877,548,964)
Total distributable earnings
(accumulated losses)	$(16,912,778)	$2,103,048	$893,489	$3,445,549	$862,310	$(400,360,126)

Notes to the Financial Statements	Defiance ETFs

	NVOX ETF	ORCX ETF	RGTX ETF	RIOX ETF	RKLX ETF	SMCX ETF
Investments including written
options, at cost	$649,000	$898,333	$359,836	$2,012,798	$1,106,023	$47,576,408
Gross tax unrealized
appreciation	74,628	17,902	10,831	41,905	47,276	590,242
Gross tax unrealized
depreciation	(145,111)	(61,587)	(2,555)	(739,982)	(37,445)	(7,019,298)
Net tax unrealized appreciation
(depreciation)	(70,483)	(43,685)	8,276	(698,077)	9,831	(6,429,056)
Undistributed ordinary income
(loss)	—	—	446,523	—	914,641	—
Undistributed long-term capital
gain (loss)	—	—	—	—	—	—
Total distributable earnings	—	—	446,523	—	914,641	—
Other accumulated gain
(loss)	(1,811,135)	(904,010)	—	(16,056,964)	(445,690)	(133,489,389)
Total distributable earnings
(accumulated losses)	$(1,881,618)	$(947,695)	$454,799	$(16,755,041)	$478,782	$(139,918,445)

	SOFX ETF	SMST ETF	SMCZ ETF
Investments including written options, at cost	$3,311,090	$6,145,672	$312,479
Gross tax unrealized appreciation	189,354	—	—
Gross tax unrealized depreciation	(456,847)	—	—
Net tax unrealized appreciation (depreciation)	(267,493)	—	—
Undistributed ordinary income (loss)	—	—	184,383
Undistributed long-term capital gain (loss)	—	—	—
Total distributable earnings	—	—	184,383
Other accumulated gain (loss)	(6,485,582)	(14,567,968)	—
Total distributable earnings (accumulated losses)	$(6,753,075)	$(14,567,968)	$184,383

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the prior fiscal periods ended April 30, 2025, the Funds have elected to defer the following post-October and late-year losses.

Fund:	Post-October Capital Loss Deferral	Late-Year Loss Deferral
AVGX ETF	$5,484,708	$10,302,022
HIMZ ETF	752,706	—
HOOX ETF	320,057	—
IONX ETF	1,771,057	—
LLYX ETF	—	—
MSTX ETF	877,548,964	—
NVOX ETF	774,234	1,036,901
ORCX ETF	235,151	668,859
RGTX ETF	—	—
RIOX ETF	3,961,412	12,095,552
RKLX ETF	445,690	—
SMCX ETF	—	56,556,638
SOFX ETF	2,825,551	3,660,031
SMST ETF	—	14,567,968
SMCZ ETF	—	—

Notes to the Financial Statements	Defiance ETFs

As of the prior fiscal periods ended April 30, 2025, the table below presents long-term and short-term capital loss carryovers, where applicable, which do not expire.

	Long-Term Capital	Short-Term Capital
Fund:	Loss Carryovers	Loss Carryovers
AVGX ETF	$—	$—
HIMZ ETF	—	—
HOOX ETF	—	—
IONX ETF	—	—
LLYX ETF	—	1,306,822
MSTX ETF	—	—
NVOX ETF	—	—
ORCX ETF	—	—
RGTX ETF	—	—
RIOX ETF	—	—
RKLX ETF	—	—
SMCX ETF	—	76,932,751
SOFX ETF	—	—
SMST ETF	—	—
SMCZ ETF	—	—

NOTE 8 – REVERSE STOCK SPLIT

During the period ended October 31 2025, the shares of SMST ETF were adjusted to reflect one reverse stock split. The effect of this reverse stock split was to reduce the number of shares outstanding in the Fund while maintaining the Fund’s and each shareholder’s aggregate NAV. All historical per share information has been retroactively adjusted to reflect this reverse stock split. Set forth below are details regarding the reverse stock split effected on May 23, 2025:

			Net Asset		Shares	Shares
			Value Before	Net Asset Value	Outstanding	Outstanding
Fund	Date	Rate	Split	After Split	Before Split	After Split
SMST ETF	05/23/2025	1 for 20	$1.31	$26.20	29,259,985	1,462,999

NOTE 9 – SHARES TRANSACTIONS

Shares of the QPUX ETF, ANEL ETF, AVXX ETF, AVGX ETF, CVNX ETF, DKNX ETF, HIMZ ETF, HOOX ETF, IONX ETF, IRE ETF, JPX ETF, LMNX ETF, MPL ETF, MSTX ETF, OKLL ETF, ORCX ETF, OSCX ETF, XPM ETF, QSU ETF, RGTX ETF, RKLX ETF, SMCX ETF, SOFX ETF, SOUX ETF, VSTL ETF, IONZ ETF, LLYZ ETF, SMST ETF, PLTZ ETF, QBTZ ETF, RGTZ ETF and SMCZ ETF are listed and traded on The NASDAQ and Shares of the LLYX ETF, NVOX ETF, and RIOX ETF are listed on the NYSE. Market prices for the Shares may be different from their NAV. The Funds issue and redeem Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain

Notes to the Financial Statements	Defiance ETFs

orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective on the below date, the Shares of the below Funds were adjusted for a stock split or reverse stock split. The effect of these stock splits were to increase or decrease the number of Shares outstanding in the Funds while maintaining each Fund’s and shareholder’s aggregate NAV. Set forth below are details regarding the stock splits or reverse stock splits which have been retroactively applied to the financial statements.

			Net Asset		Shares	Shares
			Value Before	Net Asset Value	Outstanding	Outstanding
Fund	Date	Rate	Split	After Split	Before Split	After Split
HOOX ETF	12/09/2025	4 for 1	$178.94	$44.73	165,000	660,000
IONX ETF	12/09/2025	2 for 1	$105.56	$52.78	2,140,000	4,280,000
NVOX ETF	12/09/2025	1 for 8	$2.74	$21.90	29,955,000	3,744,375
RGTX ETF	12/09/2025	4 for 1	$258.70	$64.67	570,000	2,280,000
RKLX ETF	12/09/2025	3 for 1	$135.99	$45.33	790,000	2,370,000
IONZ ETF	12/09/2025	1 for 6	$3.31	$19.88	13,340,000	2,223,333
PLTZ ETF	12/09/2025	1 for 4	$5.61	$22.45	12,225,000	3,056,250
SMCZ ETF	12/09/2025	1 for 8	$2.93	$23.40	2,030,000	253,750

Management has determined that there are no other subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Defiance Daily Target 2X Long LLY ETF, Defiance Daily Target 2X Long MSTR ETF, Defiance Daily Target 2X Short MSTR ETF, Defiance Daily Target 2X Long AVGO ETF, Defiance Daily Target 2X Long SMCI ETF, Defiance Daily Target 2X Long NVO ETF, Defiance Daily Target 2X Long RIOT ETF, Defiance Daily Target 2X Long SOFI ETF, Defiance Daily Target 2X Long ORCL ETF, Defiance Daily Target 2X Long IONQ ETF, Defiance Daily Target 2X Long HIMS ETF, Defiance Daily Target 2X Long RKLB ETF, Defiance Daily Target 2X Long HOOD ETF, Defiance Daily Target 2X Long RGTI ETF, Defiance Daily Target 2X Short SMCI ETF, Defiance Daily Target 2X Long CVNA ETF, Defiance Daily Target 2X Short PLTR ETF, Defiance Daily Target 2X Long OKLO ETF, Defiance Daily Target 2X Long SOUN ETF, Defiance Daily Target 2X Short IONQ ETF, Defiance Daily Target 2X Long VST ETF, Defiance Daily Target 2X Long JPM ETF, Defiance Daily Target 2X Long DKNG ETF, Defiance 2X Daily Long Pure Quantum ETF, Defiance Daily Target 2X Short LLY ETF, Defiance Daily Target 2X Long ANET ETF, Defiance Daily Target 2X Long PM ETF, Defiance Daily Target 2X Long OSCR ETF, Defiance Daily Target 2X Short QBTS ETF, Defiance Daily Target 2X Short RGTI ETF, Defiance Daily Target 2X Long LMND ETF, Defiance Daily Target 2X Long IREN ETF, Defiance Daily Target 2X Long MP ETF, Defiance Daily Target 2X Long QS ETF, and the Defiance Daily Target 2X Long AVAV ETF (each, a “Fund” and collectively, the “Funds” or the “Defiance ETFs”).

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at meetings held on February 5 and 6, 2025, April 4, 2025, May 12 and 13, 2025, August 27, 2025, and September 16, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

•	the Investment Advisory Agreements (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at meetings called for the purpose of voting on such approvals. In preparation for such meetings, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iii) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meetings referenced above. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meetings, and the Adviser’s oral presentations and any other information that the Board received at the meetings and deliberated on the initial approval or the renewal, as applicable, of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the initial approval or the renewal, as applicable, of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser; the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that some of the Funds had not yet commenced operations and therefore had no prior performance to review, whereas other Funds had been in operation and their performance was reviewed, as applicable.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that with respect to certain Funds that were newly formed, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because certain of the Funds were newly formed, it also was difficult to estimate whether the Funds would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also considered that Defiance ETFs, LLC was acting as sponsor to the Defiance ETFs and that the Adviser and the sponsor had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services provided or to be provided to each Fund; and (c) agreed to approve, or approve the renewal of, each Advisory Agreement, as applicable, for the relevant term.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not appllicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	January 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	January 9, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	January 9, 2026

* Print the name and title of each signing officer under his or her signature.